UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2008

Item 1. Reports to Stockholders

Fidelity® Equity Sector
Central Funds

Consumer Discretionary Central Fund
Consumer Staples Central Fund
Energy Central Fund
Financials Central Fund
Health Care Central Fund
Industrials Central Fund
Information Technology Central Fund
Materials Central Fund
Telecom Services Central Fund
Utilities Central Fund

Semiannual Report

March 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ESCIP-SANN-0508
1.831586.101

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Consumer Discretionary	.0014%
Actual		$ 1,000.00	$ 838.80	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.99	$ .01
Consumer Staples	.0126%
Actual		$ 1,000.00	$ 1,015.00	$ .06
HypotheticalA		$ 1,000.00	$ 1,024.94	$ .06
Energy	.0064%
Actual		$ 1,000.00	$ 1,029.70	$ .03
HypotheticalA		$ 1,000.00	$ 1,024.97	$ .03
Financials	.0014%
Actual		$ 1,000.00	$ 762.90	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.99	$ .01
Health Care	.0140%
Actual		$ 1,000.00	$ 860.10	$ .07
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .07
Industrials	.0041%
Actual		$ 1,000.00	$ 920.50	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.98	$ .02
Information Technology	.0162%
Actual		$ 1,000.00	$ 778.00	$ .07
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .08
Materials	.0037%
Actual		$ 1,000.00	$ 970.60	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.98	$ .02
Telecom Services	.0118%
Actual		$ 1,000.00	$ 716.80	$ .05
HypotheticalA		$ 1,000.00	$ 1,024.94	$ .06
Utilities	.0020%
Actual		$ 1,000.00	$ 944.40	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.99	$ .01

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Target Corp.	6.1	5.9
McDonald's Corp.	5.6	5.6
Time Warner, Inc.	5.4	6.0
Home Depot, Inc.	4.2	3.6
Lowe's Companies, Inc.	4.1	2.9
Comcast Corp. Class A	3.5	4.1
The Walt Disney Co.	3.4	2.6
Staples, Inc.	3.0	3.0
News Corp. Class A	2.8	3.0
Johnson Controls, Inc.	2.8	1.9
	40.9
Top Industries (% of fund's net assets)
As of March 31, 2008
Media 29.3%
Specialty Retail 23.3%
Hotels, Restaurants & Leisure 16.5%
Multiline Retail 7.0%
Food & Staples Retailing 5.7%
All Others* 18.2%

As of September 30, 2007
Media 27.7%
Specialty Retail 20.7%
Hotels, Restaurants & Leisure 14.9%
Multiline Retail 10.8%
Textiles, Apparel & Luxury Goods 6.2%
All Others* 19.7%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
AUTO COMPONENTS - 2.8%
Auto Parts & Equipment - 2.8%
Johnson Controls, Inc.	498,600	$ 16,852,680
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Toyota Motor Corp. sponsored ADR	28,800	2,905,632
DISTRIBUTORS - 0.8%
Distributors - 0.8%
Li & Fung Ltd.	1,264,000	4,685,512
DIVERSIFIED CONSUMER SERVICES - 2.0%
Education Services - 2.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	186,400	8,052,480
Princeton Review, Inc. (a)	163,478	1,286,572
Strayer Education, Inc.	18,100	2,760,250
		12,099,302
FOOD & STAPLES RETAILING - 5.7%
Drug Retail - 2.4%
CVS Caremark Corp.	362,500	14,684,875
Food Distributors - 0.5%
Sysco Corp.	104,200	3,023,884
Food Retail - 1.0%
Susser Holdings Corp. (a)	312,860	5,872,382
Hypermarkets & Super Centers - 1.8%
Costco Wholesale Corp.	169,600	11,018,912
TOTAL FOOD & STAPLES RETAILING		34,600,053
HOTELS, RESTAURANTS & LEISURE - 16.5%
Casinos & Gaming - 5.2%
International Game Technology	346,800	13,944,828
Las Vegas Sands Corp. (a)	162,270	11,949,563
Wynn Resorts Ltd.	53,400	5,374,176
		31,268,567
Hotels, Resorts & Cruise Lines - 3.1%
Carnival Corp. unit	269,300	10,901,264
Royal Caribbean Cruises Ltd.	225,900	7,432,110
		18,333,374
Leisure Facilities - 0.3%
Life Time Fitness, Inc. (a)	63,700	1,988,077
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Restaurants - 7.9%
Burger King Holdings, Inc.	64,200	$ 1,775,772
Darden Restaurants, Inc.	58,000	1,887,900
McDonald's Corp.	601,358	33,537,736
Sonic Corp. (a)	227,800	5,020,712
Starbucks Corp. (a)	322,600	5,645,500
		47,867,620
TOTAL HOTELS, RESTAURANTS & LEISURE		99,457,638
HOUSEHOLD DURABLES - 1.0%
Household Appliances - 1.0%
The Stanley Works	31,200	1,485,744
Whirlpool Corp.	55,200	4,790,256
		6,276,000
INTERNET & CATALOG RETAIL - 3.6%
Catalog Retail - 1.1%
Liberty Media Corp. - Interactive Series A (a)	396,200	6,394,668
Internet Retail - 2.5%
Amazon.com, Inc. (a)	161,800	11,536,340
Blue Nile, Inc. (a)(d)	69,161	3,745,068
		15,281,408
TOTAL INTERNET & CATALOG RETAIL		21,676,076
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
Art Technology Group, Inc. (a)	58,100	225,428
LoopNet, Inc. (a)(d)	233,500	2,965,450
		3,190,878
LEISURE EQUIPMENT & PRODUCTS - 1.4%
Leisure Products - 1.4%
Mattel, Inc.	329,200	6,551,080
Polaris Industries, Inc.	53,900	2,210,439
		8,761,519
MEDIA - 29.3%
Advertising - 3.6%
Lamar Advertising Co. Class A (d)	104,500	3,754,685
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Advertising - continued
National CineMedia, Inc.	188,785	$ 4,243,887
Omnicom Group, Inc.	314,600	13,899,028
		21,897,600
Broadcasting & Cable TV - 8.7%
Clear Channel Communications, Inc.	212,300	6,203,406
Comcast Corp. Class A	1,094,850	21,174,399
Grupo Televisa SA de CV (CPO) sponsored ADR	408,000	9,889,920
Liberty Media Corp. - Entertainment Class A (a)	71,200	1,611,968
The DIRECTV Group, Inc. (a)	438,700	10,875,373
Time Warner Cable, Inc. (a)	96,300	2,405,574
		52,160,640
Movies & Entertainment - 15.1%
Cinemark Holdings, Inc.	100,800	1,289,232
Live Nation, Inc. (a)(d)	238,379	2,891,537
News Corp.:
Class A	913,824	17,134,200
Class B	75,000	1,428,000
Regal Entertainment Group Class A (d)	803,600	15,501,444
The Walt Disney Co.	648,900	20,362,482
Time Warner, Inc. (d)	2,330,500	32,673,610
		91,280,505
Publishing - 1.9%
McGraw-Hill Companies, Inc.	314,200	11,609,690
TOTAL MEDIA		176,948,435
MULTILINE RETAIL - 7.0%
Department Stores - 0.9%
Nordstrom, Inc. (d)	171,300	5,584,380
General Merchandise Stores - 6.1%
Target Corp. (d)	724,681	36,726,834
TOTAL MULTILINE RETAIL		42,311,214
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Bare Escentuals, Inc. (a)(d)	95,800	2,243,636
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 23.3%
Apparel Retail - 5.2%
Abercrombie & Fitch Co. Class A	78,700	$ 5,756,118
Citi Trends, Inc. (a)	177,301	3,271,203
Ross Stores, Inc.	182,400	5,464,704
TJX Companies, Inc.	244,952	8,100,563
Tween Brands, Inc. (a)(d)	178,000	4,403,720
Urban Outfitters, Inc. (a)	106,000	3,323,100
Zumiez, Inc. (a)(d)	84,500	1,325,805
		31,645,213
Automotive Retail - 1.4%
Advance Auto Parts, Inc.	244,300	8,318,415
Home Improvement Retail - 9.3%
Home Depot, Inc. (d)	914,000	25,564,580
Lowe's Companies, Inc.	1,076,400	24,692,616
Sherwin-Williams Co. (d)	111,200	5,675,648
		55,932,844
Homefurnishing Retail - 1.3%
Williams-Sonoma, Inc. (d)	323,300	7,836,792
Specialty Stores - 6.1%
Jo-Ann Stores, Inc. (a)	154,505	2,275,859
PetSmart, Inc.	597,237	12,207,524
Staples, Inc.	836,112	18,486,436
Tiffany & Co., Inc. (d)	97,600	4,083,584
		37,053,403
TOTAL SPECIALTY RETAIL		140,786,667
TEXTILES, APPAREL & LUXURY GOODS - 4.5%
Apparel, Accessories & Luxury Goods - 3.0%
Coach, Inc. (a)	363,100	10,947,465
G-III Apparel Group Ltd. (a)	198,936	2,669,721
Hanesbrands, Inc. (a)	97,400	2,844,080
Polo Ralph Lauren Corp. Class A	26,900	1,568,001
		18,029,267
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Footwear - 1.5%
Deckers Outdoor Corp. (a)	19,120	$ 2,061,518
Iconix Brand Group, Inc. (a)(d)	420,200	7,290,470
		9,351,988
TOTAL TEXTILES, APPAREL & LUXURY GOODS		27,381,255
TOTAL COMMON STOCKS (Cost $647,485,720)		600,176,497
Money Market Funds - 17.3%

Fidelity Cash Central Fund, 2.69% (b)	3,651,320	3,651,320
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	100,544,419	100,544,419
TOTAL MONEY MARKET FUNDS (Cost $104,195,739)		104,195,739
TOTAL INVESTMENT PORTFOLIO - 116.6% (Cost $751,681,459)		704,372,236
NET OTHER ASSETS - (16.6)%		(100,039,275)
NET ASSETS - 100%		$ 604,332,961
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 166,425
Fidelity Securities Lending Cash Central Fund	204,464
Total	$ 370,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $99,721,930) - See accompanying schedule: Unaffiliated issuers (cost $647,485,720)	$ 600,176,497
Fidelity Central Funds (cost $104,195,739)	104,195,739
Total Investments (cost $751,681,459)		$ 704,372,236
Cash		307,911
Foreign currency held at value (cost $4)		4
Receivable for investments sold		914,622
Receivable for fund shares sold		14,994
Dividends receivable		745,697
Distributions receivable from Fidelity Central Funds		65,552
Total assets		706,421,016

Liabilities
Payable for investments purchased	$ 1,540,930
Payable for fund shares redeemed	733
Other payables and accrued expenses	1,973
Collateral on securities loaned, at value	100,544,419
Total liabilities		102,088,055

Net Assets		$ 604,332,961
Net Assets consist of:
Paid in capital		$ 651,632,573
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(47,299,612)
Net Assets, for 5,964,870 shares outstanding		$ 604,332,961
Net Asset Value, offering price and redemption price per share ($604,332,961 ÷ 5,964,870 shares)		$ 101.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 5,426,583
Interest		1,469
Income from Fidelity Central Funds (including $204,464 from security lending)		370,889
Total income		5,798,941

Expenses
Custodian fees and expenses	$ 4,733
Independent directors' compensation	1,360
Total expenses before reductions	6,093
Expense reductions	(4,390)	1,703
Net investment income (loss)		5,797,238
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(24,278,346)
Foreign currency transactions	8
Total net realized gain (loss)		(24,278,338)
Change in net unrealized appreciation (depreciation) on: Investment securities	(96,780,430)
Assets and liabilities in foreign currencies	6,639
Total change in net unrealized appreciation (depreciation)		(96,773,791)
Net gain (loss)		(121,052,129)
Net increase (decrease) in net assets resulting from operations		$ (115,254,891)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,797,238	$ 10,523,135
Net realized gain (loss)	(24,278,338)	93,126,977
Change in net unrealized appreciation (depreciation)	(96,773,791)	(38,501,574)
Net increase (decrease) in net assets resulting from operations	(115,254,891)	65,148,538
Distributions to partners from net investment income	(4,973,423)	(11,273,819)
Affiliated share transactions Proceeds from sales of shares	11,067,766	3,643,480
Reinvestment of distributions	2,323	288
Cost of shares redeemed	(50,714)	(130,791,625)
Net increase (decrease) in net assets resulting from share transactions	11,019,375	(127,147,857)
Total increase (decrease) in net assets	(109,208,939)	(73,273,138)

Net Assets
Beginning of period	713,541,900	786,815,038
End of period	$ 604,332,961	$ 713,541,900
Other Information Shares
Sold	102,891	29,108
Issued in reinvestment of distributions	22	2
Redeemed	(451)	(1,039,660)
Net increase (decrease)	102,462	(1,010,550)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 121.71	$ 114.48	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.98	1.68 H	.19
Net realized and unrealized gain (loss)	(20.53)	7.33	14.46
Total from investment operations	(19.55)	9.01	14.65
Distributions to partners from net investment income	(.84)	(1.78)	(.17)
Net asset value, end of period	$ 101.32	$ 121.71	$ 114.48
Total Return B,C	(16.12)%	7.87%	14.66%
Ratios to Average Net Assets E,J
Expenses before reductions	-% A,G	-% G	-% G
Expenses net of fee waivers, if any	-% A,G	-% G	-% G
Expenses net of all reductions	-%A,G	-% G	-% G
Net investment income (loss)	1.77%A	1.35% H	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 604,333	$ 713,542	$ 786,815
Portfolio turnover rate F	66%A	110%	15% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a special dividend which amounted to $.43 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

I For the period July 21, 2006 (commencement of operations) to September 30, 2006.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	16.2	17.1
The Coca-Cola Co.	10.2	9.2
PepsiCo, Inc.	8.5	8.1
CVS Caremark Corp.	5.9	5.6
Nestle SA (Reg.)	4.5	3.1
British American Tobacco PLC sponsored ADR	3.6	4.5
Colgate-Palmolive Co.	3.4	4.1
Avon Products, Inc.	3.2	2.5
Philip Morris International, Inc.	3.0	0.0
Unilever PLC	2.5	1.9
	61.0
Top Industries (% of fund's net assets)
As of March 31, 2008
Beverages 33.0%
Household Products 19.6%
Food & Staples Retailing 16.3%
Food Products 14.6%
Tobacco 7.1%
All Others* 9.4%

As of September 30, 2007
Beverages 27.6%
Household Products 21.9%
Food & Staples Retailing 20.1%
Food Products 13.2%
Tobacco 11.3%
All Others* 5.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Consumer Staples Central Fund

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BEVERAGES - 33.0%
Brewers - 6.8%
Anadolu Efes Biracilik ve Malt Sanyii AS	132,000	$ 1,137,675
Carlsberg AS Series B (d)	23,000	2,940,822
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	19,100	1,443,005
Heineken NV (Bearer)	136,300	7,915,853
InBev SA	101,900	8,966,300
Molson Coors Brewing Co. Class B	228,320	12,002,782
SABMiller plc	283,600	6,212,576
		40,619,013
Distillers & Vintners - 4.4%
Brown-Forman Corp. Class B (non-vtg.)	22,950	1,519,749
Constellation Brands, Inc. Class A (sub. vtg.) (a)	238,200	4,208,994
Diageo PLC	432,700	8,796,791
Pernod Ricard SA	84,720	8,714,433
Remy Cointreau SA	46,000	3,093,425
		26,333,392
Soft Drinks - 21.8%
Coca-Cola Amatil Ltd.	187,000	1,452,882
Coca-Cola Femsa SA de CV sponsored ADR	99,600	5,610,468
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	96,900	4,537,827
Coca-Cola Icecek AS	176,000	1,384,996
Cott Corp. (a)	250,000	888,856
Embotelladora Andina SA sponsored ADR	46,200	970,200
Fomento Economico Mexicano SA de CV sponsored ADR	75,100	3,137,678
PepsiCo, Inc.	705,400	50,929,880
The Coca-Cola Co.	1,000,100	60,876,087
		129,788,874
TOTAL BEVERAGES		196,741,279
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Senomyx, Inc. (a)	166,400	981,760
FOOD & STAPLES RETAILING - 16.3%
Drug Retail - 8.4%
CVS Caremark Corp.	872,866	35,359,802
Rite Aid Corp. (a)(d)	483,000	1,420,020
Walgreen Co.	358,900	13,670,501
		50,450,323
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Distributors - 1.1%
Sysco Corp.	197,700	$ 5,737,254
United Natural Foods, Inc. (a)	54,100	1,012,211
		6,749,465
Food Retail - 4.9%
Kroger Co.	557,900	14,170,660
Safeway, Inc.	403,100	11,830,985
SUPERVALU, Inc.	104,700	3,138,906
		29,140,551
Hypermarkets & Super Centers - 1.9%
Wal-Mart Stores, Inc.	213,108	11,226,529
TOTAL FOOD & STAPLES RETAILING		97,566,868
FOOD PRODUCTS - 14.6%
Agricultural Products - 3.4%
Archer Daniels Midland Co.	253,500	10,434,060
Bunge Ltd.	85,400	7,419,552
Corn Products International, Inc.	36,000	1,337,040
Nutreco Holding NV	16,000	1,230,045
		20,420,697
Packaged Foods & Meats - 11.2%
BioMar Holding AS	13,600	547,011
Cadbury Schweppes PLC sponsored ADR	33,600	1,485,792
Dean Foods Co.	56,000	1,125,040
Groupe Danone	81,400	7,278,129
Kellogg Co.	30,500	1,603,080
Kraft Foods, Inc. Class A	201,200	6,239,212
Lindt & Spruengli AG	50	1,771,384
Marine Harvest ASA (a)(d)	2,979,000	1,743,132
Nestle SA (Reg.) (d)	54,286	27,125,235
Tyson Foods, Inc. Class A	83,800	1,336,610
Unilever PLC	445,400	15,018,888
Wimm-Bill-Dann Foods OJSC sponsored ADR	16,000	1,639,680
		66,913,193
TOTAL FOOD PRODUCTS		87,333,890
HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
Health Care Equipment - 3.0%
Philip Morris International, Inc. (a)	349,300	17,667,594
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - 19.6%
Household Products - 19.6%
Colgate-Palmolive Co.	264,400	$ 20,599,404
Procter & Gamble Co.	1,376,402	96,444,488
		117,043,892
PERSONAL PRODUCTS - 4.5%
Personal Products - 4.5%
Avon Products, Inc.	489,811	19,367,127
Bare Escentuals, Inc. (a)(d)	60,930	1,426,981
Estee Lauder Companies, Inc. Class A	65,000	2,980,250
Herbalife Ltd.	44,406	2,109,285
Physicians Formula Holdings, Inc. (a)	136,850	1,220,702
		27,104,345
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Johnson & Johnson	49,600	3,217,552
TOBACCO - 7.1%
Tobacco - 7.1%
Altria Group, Inc. (e)	669,700	14,867,340
British American Tobacco PLC sponsored ADR (d)	284,500	21,550,875
Loews Corp. - Carolina Group	19,100	1,385,705
Souza Cruz Industria Comerico	167,800	4,331,742
		42,135,662
TOTAL COMMON STOCKS (Cost $491,755,148)		589,792,842
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 2.69% (b)	9,701,815	$ 9,701,815
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	21,906,349	21,906,349
TOTAL MONEY MARKET FUNDS (Cost $31,608,164)		31,608,164
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $523,363,312)		621,401,006
NET OTHER ASSETS - (4.1)%		(24,300,150)
NET ASSETS - 100%		$ 597,100,856
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 135,328
Fidelity Securities Lending Cash Central Fund	205,929
Total	$ 341,257
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.0%
United Kingdom	8.9%
Switzerland	4.8%
France	3.2%
Netherlands	1.5%
Belgium	1.5%
Mexico	1.4%
Bermuda	1.2%
Brazil	1.0%
Others (individually less than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,954,134) - See accompanying schedule: Unaffiliated issuers (cost $491,755,148)	$ 589,792,842
Fidelity Central Funds (cost $31,608,164)	31,608,164
Total Investments (cost $523,363,312)		$ 621,401,006
Foreign currency held at value (cost $26,905)		26,904
Receivable for investments sold		5,190,922
Receivable for fund shares sold		14,840
Dividends receivable		1,592,410
Distributions receivable from Fidelity Central Funds		42,846
Total assets		628,268,928

Liabilities
Payable for investments purchased Regular delivery	$ 3,143,292
Delayed delivery	6,105,481
Payable for fund shares redeemed	711
Other payables and accrued expenses	12,239
Collateral on securities loaned, at value	21,906,349
Total liabilities		31,168,072

Net Assets		$ 597,100,856
Net Assets consist of:
Paid in capital		$ 499,058,062
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		98,042,794
Net Assets, for 4,706,990 shares outstanding		$ 597,100,856
Net Asset Value, offering price and redemption price per share ($597,100,856 ÷ 4,706,990 shares)		$ 126.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 5,284,576
Income from Fidelity Central Funds (including $205,929 from security lending)		341,257
Total income		5,625,833

Expenses
Custodian fees and expenses	$ 37,355
Independent directors' compensation	1,190
Total expenses before reductions	38,545
Expense reductions	(1,312)	37,233
Net investment income (loss)		5,588,600
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,320,144
Foreign currency transactions	(5,918)
Total net realized gain (loss)		5,314,226
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,947,655)
Assets and liabilities in foreign currencies	(89)
Total change in net unrealized appreciation (depreciation)		(1,947,744)
Net gain (loss)		3,366,482
Net increase (decrease) in net assets resulting from operations		$ 8,955,082

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,588,600	$ 11,990,718
Net realized gain (loss)	5,314,226	76,276,486
Change in net unrealized appreciation (depreciation)	(1,947,744)	29,522,393
Net increase (decrease) in net assets resulting from operations	8,955,082	117,789,597
Distributions to partners from net investment income	(5,565,225)	(11,992,374)
Affiliated share transactions Proceeds from sales of shares	10,093,801	2,713,518
Reinvestment of distributions	2,624	422
Cost of shares redeemed	(43,720)	(94,441,978)
Net increase (decrease) in net assets resulting from share transactions	10,052,705	(91,728,038)
Total increase (decrease) in net assets	13,442,562	14,069,185

Net Assets
Beginning of period	583,658,294	569,589,109
End of period	$ 597,100,856	$ 583,658,294
Other Information Shares
Sold	80,696	23,590
Issued in reinvestment of distributions	21	3
Redeemed	(336)	(842,790)
Net increase (decrease)	80,381	(819,197)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 126.15	$ 104.59	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.20	2.43	.39
Net realized and unrealized gain (loss)	.69	21.58	4.58
Total from investment operations	1.89	24.01	4.97
Distributions to partners from net investment income	(1.19)	(2.45)	(.38)
Net asset value, end of period	$ 126.85	$ 126.15	$ 104.59
Total ReturnB,C	1.50%	23.21%	4.97%
Ratios to Average Net Assets E,I
Expenses before reductions	.01% A	.01%	-% G
Expenses net of fee waivers, if any	.01% A	.01%	-% G
Expenses net of all reductions	.01% A	.01%	-% G
Net investment income (loss)	1.89% A	2.14%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 597,101	$ 583,658	$ 569,589
Portfolio turnover rate F	63% A	93%	10% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Range Resources Corp.	6.5	4.3
Exxon Mobil Corp.	6.3	15.3
Valero Energy Corp.	5.6	7.0
National Oilwell Varco, Inc.	5.5	5.8
Schlumberger Ltd. (NY Shares)	4.3	7.6
Cabot Oil & Gas Corp.	4.0	2.8
Ultra Petroleum Corp.	3.9	3.3
Nabors Industries Ltd.	3.6	0.0
Peabody Energy Corp.	3.4	1.5
Transocean, Inc.	3.1	2.0
	46.2
Top Industries (% of fund's net assets)
As of March 31, 2008
Oil, Gas & Consumable Fuels 64.3%
Energy Equipment & Services 29.1%
Electrical Equipment 4.2%
Construction & Engineering 0.6%
Chemicals 0.5%
All Others* 1.3%

As of September 30, 2007
Oil, Gas & Consumable Fuels 64.6%
Energy Equipment & Services 31.5%
Electrical Equipment 1.6%
Construction & Engineering 1.0%
Industrial Conglomerates 0.5%
All Others* 0.8%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Energy Central Fund

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
Albemarle Corp.	105,150	$ 3,840,078
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	13,701	280,871
CONSTRUCTION & ENGINEERING - 0.6%
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV (NY Shares)	13,225	518,949
Jacobs Engineering Group, Inc. (a)	52,812	3,886,435
		4,405,384
ELECTRIC UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	15,100	1,227,177
ELECTRICAL EQUIPMENT - 4.2%
Electrical Components & Equipment - 2.6%
Energy Conversion Devices, Inc. (a)	54	1,615
Evergreen Solar, Inc. (a)	10,400	96,408
First Solar, Inc. (a)	3,700	855,218
JA Solar Holdings Co. Ltd. ADR	273,600	5,088,960
Q-Cells AG (a)	24,572	2,438,299
Renewable Energy Corp. AS (a)	84,400	2,353,283
Sunpower Corp. Class A (a)(d)	88,902	6,624,088
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	60,300	2,445,768
		19,903,639
Heavy Electrical Equipment - 1.6%
Suzlon Energy Ltd.	169,463	1,116,771
Vestas Wind Systems AS (a)	107,317	11,722,551
		12,839,322
TOTAL ELECTRICAL EQUIPMENT		32,742,961
ENERGY EQUIPMENT & SERVICES - 29.1%
Oil & Gas Drilling - 11.4%
Atwood Oceanics, Inc. (a)	67,800	6,218,616
Diamond Offshore Drilling, Inc.	73,380	8,541,432
Helmerich & Payne, Inc.	18,300	857,721
Hercules Offshore, Inc. (a)	63,300	1,590,096
Nabors Industries Ltd. (a)	818,411	27,637,739
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Drilling - continued
Noble Corp.	219,400	$ 10,897,598
Patterson-UTI Energy, Inc.	107,700	2,819,586
Pride International, Inc. (a)	161,100	5,630,445
Transocean, Inc. (a)	173,075	23,399,740
		87,592,973
Oil & Gas Equipment & Services - 17.7%
BJ Services Co.	87,200	2,486,072
Compagnie Generale de Geophysique SA (a)	20,559	5,117,416
Expro International Group PLC	68,401	1,587,979
Exterran Holdings, Inc. (a)	51,995	3,355,757
FMC Technologies, Inc. (a)	95,500	5,432,995
Fugro NV (Certificaten Van Aandelen) unit	73,533	5,709,935
Halliburton Co.	99,300	3,905,469
NATCO Group, Inc. Class A (a)	1,300	60,775
National Oilwell Varco, Inc. (a)	729,895	42,611,270
Oceaneering International, Inc. (a)	29,933	1,885,779
Oil States International, Inc. (a)	35,700	1,599,717
Petroleum Geo-Services ASA	201,650	4,988,984
Schlumberger Ltd. (NY Shares)	381,700	33,207,900
Smith International, Inc.	89,373	5,740,428
Superior Energy Services, Inc. (a)	120,800	4,786,096
Tidewater, Inc.	13,800	760,518
Tsc Offshore Group Ltd. (a)	1,070,000	314,835
W-H Energy Services, Inc. (a)	28,640	1,971,864
Weatherford International Ltd. (a)	156,995	11,377,428
		136,901,217
TOTAL ENERGY EQUIPMENT & SERVICES		224,494,190
GAS UTILITIES - 0.3%
Gas Utilities - 0.3%
Questar Corp.	37,172	2,102,448
Zhongyu Gas Holdings Ltd. (a)	4,720,000	479,108
		2,581,556
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	31,000	516,770
Common Stocks - continued
	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - CONTINUED
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc.	8,500	$ 750,295
NRG Energy, Inc. (a)	32,000	1,247,680
		2,514,745
INDUSTRIAL CONGLOMERATES - 0.2%
Industrial Conglomerates - 0.2%
McDermott International, Inc. (a)	30,100	1,650,082
MULTI-UTILITIES - 0.1%
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	26,100	1,048,959
OIL, GAS & CONSUMABLE FUELS - 64.3%
Coal & Consumable Fuels - 7.5%
Arch Coal, Inc.	167,215	7,273,853
CONSOL Energy, Inc.	236,689	16,376,512
Foundation Coal Holdings, Inc.	92,400	4,650,492
International Coal Group, Inc. (a)	24,800	157,480
Massey Energy Co.	64,500	2,354,250
Natural Resource Partners LP	3,600	102,060
Peabody Energy Corp.	506,968	25,855,368
PT Bumi Resources Tbk	2,069,000	1,390,546
		58,160,561
Integrated Oil & Gas - 14.8%
ConocoPhillips	259,600	19,784,116
Exxon Mobil Corp.	578,766	48,952,028
Hess Corp.	129,300	11,401,674
Marathon Oil Corp.	202,900	9,252,240
Occidental Petroleum Corp.	169,800	12,424,266
Petroleo Brasileiro SA - Petrobras sponsored ADR	100,100	10,221,211
Suncor Energy, Inc.	21,200	2,048,755
		114,084,290
Oil & Gas Exploration & Production - 29.6%
American Oil & Gas, Inc. NV (a)(d)	62,005	202,756
Apache Corp.	32,100	3,878,322
Cabot Oil & Gas Corp.	602,100	30,610,764
Canadian Natural Resources Ltd.	34,100	2,334,119
Chesapeake Energy Corp.	329,700	15,215,655
Concho Resources, Inc.	102,256	2,621,844
Continental Resources, Inc.	13,900	443,271
EOG Resources, Inc.	159,500	19,140,000
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
EXCO Resources, Inc. (a)	55,847	$ 1,033,170
Goodrich Petroleum Corp. (a)	21,500	646,720
Kodiak Oil & Gas Corp. (a)	123,930	206,963
Newfield Exploration Co. (a)	16,300	861,455
Noble Energy, Inc.	59,500	4,331,600
OPTI Canada, Inc. (a)	112,700	1,899,192
Petrohawk Energy Corp. (a)	598,200	12,065,694
Plains Exploration & Production Co. (a)	193,880	10,302,783
Quicksilver Resources, Inc. (a)	415,200	15,167,256
Range Resources Corp.	786,196	49,884,135
Southwestern Energy Co. (a)	382,700	12,893,163
Ultra Petroleum Corp. (a)	392,499	30,418,673
Vanguard Natural Resources LLC	4,200	67,830
XTO Energy, Inc.	238,800	14,772,168
		228,997,533
Oil & Gas Refining & Marketing - 10.2%
Frontier Oil Corp.	219,800	5,991,748
Holly Corp.	115,302	5,005,260
Petroplus Holdings AG (a)	22,041	1,355,994
Sunoco, Inc.	228,402	11,984,253
Tesoro Corp.	333,768	10,013,040
Valero Energy Corp.	878,800	43,157,868
Western Refining, Inc.	68,779	926,453
		78,434,616
Oil & Gas Storage & Transport - 2.2%
Copano Energy LLC	23,100	789,789
El Paso Pipeline Partners LP	56,400	1,278,024
Energy Transfer Equity LP	55,542	1,735,132
Williams Companies, Inc.	399,573	13,177,918
		16,980,863
TOTAL OIL, GAS & CONSUMABLE FUELS		496,657,863
TOTAL COMMON STOCKS (Cost $593,698,672)		771,443,866
Money Market Funds - 0.9%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c) (Cost $6,750,975)	6,750,975	$ 6,750,975
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $600,449,647)		778,194,841
NET OTHER ASSETS - (0.7)%		(5,683,316)
NET ASSETS - 100%		$ 772,511,525
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 68,879
Fidelity Securities Lending Cash Central Fund	29,926
Total	$ 98,805
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.1%
Canada	4.7%
Netherlands Antilles	4.3%
Cayman Islands	2.4%
Denmark	1.5%
Brazil	1.3%
Norway	1.0%
Others (individually less than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,681,164) - See accompanying schedule: Unaffiliated issuers (cost $593,698,672)	$ 771,443,866
Fidelity Central Funds (cost $6,750,975)	6,750,975
Total Investments (cost $600,449,647)		$ 778,194,841
Receivable for investments sold		23,002,907
Receivable for fund shares sold		19,163
Dividends receivable		299,291
Distributions receivable from Fidelity Central Funds		25,113
Total assets		801,541,315

Liabilities
Payable to custodian bank	$ 1,005,124
Payable for investments purchased	21,265,923
Payable for fund shares redeemed	903
Other payables and accrued expenses	6,865
Collateral on securities loaned, at value	6,750,975
Total liabilities		29,029,790

Net Assets		$ 772,511,525
Net Assets consist of:
Paid in capital		$ 594,765,778
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		177,745,747
Net Assets, for 5,360,971 shares outstanding		$ 772,511,525
Net Asset Value, offering price and redemption price per share ($772,511,525 ÷ 5,360,971 shares)		$ 144.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 2,872,070
Interest		987
Income from Fidelity Central Funds (including $29,926 from security lending)		98,805
Total income		2,971,862

Expenses
Custodian fees and expenses	$ 24,485
Independent directors' compensation	1,534
Total expenses before reductions	26,019
Expense reductions	(1,534)	24,485
Net investment income (loss)		2,947,377
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,243)	39,252,361
Foreign currency transactions	3,594
Total net realized gain (loss)		39,255,955
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $60,415)	(19,849,251)
Assets and liabilities in foreign currencies	417
Total change in net unrealized appreciation (depreciation)		(19,848,834)
Net gain (loss)		19,407,121
Net increase (decrease) in net assets resulting from operations		$ 22,354,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,947,377	$ 7,047,831
Net realized gain (loss)	39,255,955	16,785,687
Change in net unrealized appreciation (depreciation)	(19,848,834)	230,442,718
Net increase (decrease) in net assets resulting from operations	22,354,498	254,276,236
Distributions to partners from net investment income	(2,924,201)	(6,992,643)
Affiliated share transactions Proceeds from sales of shares	13,043,835	3,096,329
Reinvestment of distributions	1,292	235
Cost of shares redeemed	(54,932)	(126,471,092)
Net increase (decrease) in net assets resulting from share transactions	12,990,195	(123,374,528)
Total increase (decrease) in net assets	32,420,492	123,909,065

Net Assets
Beginning of period	740,091,033	616,181,968
End of period	$ 772,511,525	$ 740,091,033
Other Information Shares
Sold	92,572	28,720
Issued in reinvestment of distributions	9	2
Redeemed	(375)	(1,102,045)
Net increase (decrease)	92,206	(1,073,323)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 140.47	$ 97.16	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.55	1.22 H	.29
Net realized and unrealized gain (loss)	3.63	43.31	(2.85)
Total from investment operations	4.18	44.53	(2.56)
Distributions to partners from net investment income	(.55)	(1.22)	(.28)
Net asset value, end of period	$ 144.10	$ 140.47	$ 97.16
Total Return B,C	2.97%	46.10%	(2.57)%
Ratios to Average Net Assets E,J
Expenses before reductions	.01% A	-% G	-% G
Expenses net of fee waivers, if any	.01% A	-% G	-% G
Expenses net of all reductions	.01% A	-% G	-% G
Net investment income (loss)	.77% A	1.05% H	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 772,512	$ 740,091	$ 616,182
Portfolio turnover rate F	79% A	52%	12% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .94%.

I For the period July 21, 2006 (commencement of operations) to September 30, 2006.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	6.3	5.2
American International Group, Inc.	6.2	5.5
Bank of America Corp.	5.0	5.0
Wells Fargo & Co.	4.7	5.1
Citigroup, Inc.	4.7	5.0
ACE Ltd.	3.8	4.0
Everest Re Group Ltd.	2.7	3.1
Bank of New York Mellon Corp.	2.6	1.3
MetLife, Inc.	2.2	2.5
Lehman Brothers Holdings, Inc.	2.2	0.9
	40.4
Top Industries (% of fund's net assets)
As of March 31, 2008
Insurance 28.9%
Diversified Financial Services 18.9%
Capital Markets 16.6%
Commercial Banks 12.6%
Real Estate Investment Trusts 6.4%
All Others* 16.6%

As of September 30, 2007
Insurance 32.2%
Capital Markets 17.8%
Diversified Financial Services 17.8%
Commercial Banks 13.5%
Thrifts & Mortgage Finance 8.6%
All Others* 10.1%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Financials Central Fund

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CAPITAL MARKETS - 16.6%
Asset Management & Custody Banks - 9.4%
Bank of New York Mellon Corp.	630,500	$ 26,310,765
EFG International	190,330	6,515,854
Fortress Investment Group LLC (d)	176,200	2,163,736
Franklin Resources, Inc.	159,700	15,489,303
GLG Partners, Inc. (d)	237,000	2,813,190
Janus Capital Group, Inc.	214,400	4,989,088
Julius Baer Holding AG	75,273	5,547,987
KKR Private Equity Investors, LP	201,900	2,493,465
Legg Mason, Inc.	40,600	2,272,788
State Street Corp.	242,269	19,139,251
T. Rowe Price Group, Inc.	108,500	5,425,000
The Blackstone Group LP	169,400	2,690,072
		95,850,499
Diversified Capital Markets - 0.3%
Credit Suisse Group sponsored ADR	51,600	2,625,408
Investment Banking & Brokerage - 6.9%
Charles Schwab Corp.	657,000	12,371,310
Goldman Sachs Group, Inc.	83,600	13,826,604
Lazard Ltd. Class A	85,900	3,281,380
Lehman Brothers Holdings, Inc.	594,600	22,380,744
Merrill Lynch & Co., Inc.	110,046	4,483,274
Morgan Stanley	293,000	13,390,100
		69,733,412
TOTAL CAPITAL MARKETS		168,209,319
COMMERCIAL BANKS - 12.6%
Diversified Banks - 8.6%
ICICI Bank Ltd. sponsored ADR	47,100	1,798,749
Kookmin Bank sponsored ADR	31,100	1,743,155
U.S. Bancorp, Delaware	652,700	21,121,372
Wachovia Corp.	537,002	14,499,054
Wells Fargo & Co. (d)	1,645,700	47,889,870
		87,052,200
Regional Banks - 4.0%
Associated Banc-Corp.	366,000	9,746,580
Colonial Bancgroup, Inc. (d)	216,050	2,080,562
KeyCorp	155,000	3,402,250
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
PNC Financial Services Group, Inc.	320,900	$ 21,041,413
Wintrust Financial Corp.	117,600	4,110,120
		40,380,925
TOTAL COMMERCIAL BANKS		127,433,125
CONSUMER FINANCE - 4.2%
Consumer Finance - 4.2%
American Express Co. (d)	339,000	14,821,080
Capital One Financial Corp. (d)	324,100	15,952,202
Discover Financial Services	503,050	8,234,929
Dollar Financial Corp. (a)	149,100	3,429,300
		42,437,511
DIVERSIFIED FINANCIAL SERVICES - 18.9%
Other Diversifed Financial Services - 16.0%
Bank of America Corp.	1,329,678	50,408,093
Citigroup, Inc.	2,209,599	47,329,611
JPMorgan Chase & Co.	1,492,700	64,111,463
		161,849,167
Specialized Finance - 2.9%
CME Group, Inc. (d)	30,837	14,465,637
Deutsche Boerse AG	69,000	11,113,454
JSE Ltd.	124,300	996,227
MarketAxess Holdings, Inc. (a)	332,800	3,308,032
		29,883,350
TOTAL DIVERSIFIED FINANCIAL SERVICES		191,732,517
INSURANCE - 28.9%
Insurance Brokers - 0.7%
National Financial Partners Corp. (d)	183,700	4,127,739
Willis Group Holdings Ltd.	82,100	2,759,381
		6,887,120
Life & Health Insurance - 6.9%
AFLAC, Inc.	246,700	16,023,165
MetLife, Inc.	373,900	22,531,214
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - continued
Principal Financial Group, Inc. (d)	247,200	$ 13,773,984
Prudential Financial, Inc.	232,900	18,224,425
		70,552,788
Multi-Line Insurance - 8.2%
American International Group, Inc. (d)	1,457,336	63,029,782
Assurant, Inc.	94,900	5,775,614
Hartford Financial Services Group, Inc.	186,080	14,099,282
		82,904,678
Property & Casualty Insurance - 7.9%
ACE Ltd.	690,140	37,999,108
AMBAC Financial Group, Inc.	49,600	285,200
Argo Group International Holdings, Ltd. (a)	151,790	5,391,581
Axis Capital Holdings Ltd.	96,400	3,275,672
Berkshire Hathaway, Inc. Class A (a)	76	10,138,400
LandAmerica Financial Group, Inc. (d)	62,200	2,455,034
MBIA, Inc. (d)	172,200	2,104,284
The First American Corp.	127,700	4,334,138
The Travelers Companies, Inc.	65,900	3,153,315
United America Indemnity Ltd. Class A (a)	305,800	5,889,708
XL Capital Ltd. Class A	168,000	4,964,400
		79,990,840
Reinsurance - 5.2%
Everest Re Group Ltd.	302,000	27,038,060
IPC Holdings Ltd.	152,700	4,275,600
Max Capital Group Ltd.	235,000	6,154,650
Montpelier Re Holdings Ltd.	127,498	2,046,343
Platinum Underwriters Holdings Ltd.	198,400	6,440,064
RenaissanceRe Holdings Ltd.	130,500	6,774,255
		52,728,972
TOTAL INSURANCE		293,064,398
IT SERVICES - 0.3%
Data Processing & Outsourced Services - 0.3%
Visa, Inc.	42,700	2,662,772
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 6.4%
Mortgage REITs - 1.5%
Annaly Capital Management, Inc.	813,900	$ 12,468,948
Chimera Investment Corp. (d)	265,800	3,269,340
		15,738,288
Residential REITs - 0.7%
Equity Lifestyle Properties, Inc.	141,300	6,975,981
Retail REITs - 4.2%
Developers Diversified Realty Corp.	281,900	11,805,972
General Growth Properties, Inc.	406,900	15,531,373
Simon Property Group, Inc.	162,000	15,051,420
		42,388,765
TOTAL REAL ESTATE INVESTMENT TRUSTS		65,103,034
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Management & Development - 1.1%
Mitsubishi Estate Co. Ltd.	471,000	11,543,076
THRIFTS & MORTGAGE FINANCE - 4.5%
Thrifts & Mortgage Finance - 4.5%
Countrywide Financial Corp.	550,500	3,027,750
Fannie Mae	513,186	13,507,056
FirstFed Financial Corp. (a)(d)	55,200	1,498,680
Freddie Mac (d)	528,900	13,391,748
Hudson City Bancorp, Inc.	521,600	9,221,888
IndyMac Bancorp, Inc. (d)	140,500	696,880
Radian Group, Inc. (d)	192,400	1,264,068
Washington Mutual, Inc. (d)	329,400	3,392,820
		46,000,890
TOTAL COMMON STOCKS (Cost $1,061,536,134)		948,186,642
Money Market Funds - 18.2%
	Shares	Value
Fidelity Cash Central Fund, 2.69% (b)	63,039,211	$ 63,039,211
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	121,051,200	121,051,200
TOTAL MONEY MARKET FUNDS (Cost $184,090,411)		184,090,411
TOTAL INVESTMENT PORTFOLIO - 111.7% (Cost $1,245,626,545)		1,132,277,053
NET OTHER ASSETS - (11.7)%		(118,163,726)
NET ASSETS - 100%		$ 1,014,113,327
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 677,163
Fidelity Securities Lending Cash Central Fund	361,551
Total	$ 1,038,714
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.6%
Bermuda	6.6%
Cayman Islands	4.4%
Switzerland	1.5%
Japan	1.1%
Germany	1.1%
Others (individually less than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $118,652,599) - See accompanying schedule: Unaffiliated issuers (cost $1,061,536,134)	$ 948,186,642
Fidelity Central Funds (cost $184,090,411)	184,090,411
Total Investments (cost $1,245,626,545)		$ 1,132,277,053
Receivable for investments sold		1,002,057
Receivable for fund shares sold		25,187
Dividends receivable		1,667,087
Distributions receivable from Fidelity Central Funds		198,003
Total assets		1,135,169,387

Liabilities
Payable for fund shares redeemed	$ 1,248
Other payables and accrued expenses	3,612
Collateral on securities loaned, at value	121,051,200
Total liabilities		121,056,060

Net Assets		$ 1,014,113,327
Net Assets consist of:
Paid in capital		$ 1,127,458,605
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(113,345,278)
Net Assets, for 12,159,271 shares outstanding		$ 1,014,113,327
Net Asset Value, offering price and redemption price per share ($1,014,113,327 ÷ 12,159,271 shares)		$ 83.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 15,731,692
Interest		330
Income from Fidelity Central Funds (including $361,551 from security lending)		1,038,714
Total income		16,770,736

Expenses
Custodian fees and expenses	$ 8,410
Independent directors' compensation	2,447
Total expenses before reductions	10,857
Expense reductions	(6,901)	3,956
Net investment income (loss)		16,766,780
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(59,998,116)
Foreign currency transactions	484
Total net realized gain (loss)		(59,997,632)
Change in net unrealized appreciation (depreciation) on: Investment securities	(270,868,718)
Assets and liabilities in foreign currencies	3,204
Total change in net unrealized appreciation (depreciation)		(270,865,514)
Net gain (loss)		(330,863,146)
Net increase (decrease) in net assets resulting from operations		$ (314,096,366)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,766,780	$ 32,800,329
Net realized gain (loss)	(59,997,632)	64,847,753
Change in net unrealized appreciation (depreciation)	(270,865,514)	(12,548,214)
Net increase (decrease) in net assets resulting from operations	(314,096,366)	85,099,868
Distributions to partners from net investment income	(16,278,927)	(32,116,201)
Affiliated share transactions Proceeds from sales of shares	19,662,502	5,327,679
Reinvestment of distributions	7,332	1,090
Cost of shares redeemed	(91,831)	(264,869,826)
Net increase (decrease) in net assets resulting from share transactions	19,578,003	(259,541,057)
Total increase (decrease) in net assets	(310,797,290)	(206,557,390)

Net Assets
Beginning of period	1,324,910,617	1,531,468,007
End of period	$ 1,014,113,327	$ 1,324,910,617
Other Information Shares
Sold	208,850	46,885
Issued in reinvestment of distributions	78	10
Redeemed	(939)	(2,280,693)
Net increase (decrease)	207,989	(2,233,798)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006H
Selected Per-Share Data
Net asset value, beginning of period	$ 110.86	$ 107.96	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.39	2.56	.47
Net realized and unrealized gain (loss)	(27.50)	2.87	7.95
Total from investment operations	(26.11)	5.43	8.42
Distributions to partners from net investment income	(1.35)	(2.53)	(.46)
Net asset value, end of period	$ 83.40	$ 110.86	$ 107.96
Total Return B,C	(23.71)%	5.01%	8.43%
Ratios to Average Net Assets E,I
Expenses before reductions	-% A,G	-% G	-% G
Expenses net of fee waivers, if any	-% A,G	-% G	-% G
Expenses net of all reductions	-% A,G	-% G	-% G
Net investment income (loss)	2.88% A	2.25%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,014,113	$ 1,324,911	$ 1,531,468
Portfolio turnover rate F	43% A	35%	4% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	5.3	7.6
Wyeth	4.9	3.5
Abbott Laboratories	4.5	0.9
Thermo Fisher Scientific, Inc.	3.3	1.9
Allergan, Inc.	3.0	2.6
Baxter International, Inc.	3.0	2.2
UnitedHealth Group, Inc.	2.5	4.1
Covidien Ltd.	2.4	0.5
McKesson Corp.	2.4	2.1
Genentech, Inc.	2.4	0.6
	33.7
Top Industries (% of fund's net assets)
As of March 31, 2008
Pharmaceuticals 24.8%
Health Care Equipment & Supplies 22.2%
Health Care Providers & Services 17.1%
Biotechnology 14.1%
Life Sciences Tools & Services 10.9%
All Others* 10.9%

As of September 30, 2007
Pharmaceuticals 34.5%
Health Care Providers & Services 19.5%
Health Care Equipment & Supplies 15.0%
Biotechnology 13.3%
Life Sciences Tools & Services 8.0%
All Others* 9.7%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Health Care Central Fund

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
BIOTECHNOLOGY - 14.1%
Biotechnology - 14.1%
Acadia Pharmaceuticals, Inc. (a)	55,900	$ 506,454
Acorda Therapeutics, Inc. (a)	22,000	394,900
Alexion Pharmaceuticals, Inc. (a)	20,900	1,239,370
Alnylam Pharmaceuticals, Inc. (a)	129,200	3,152,480
Amgen, Inc. (a)	222,715	9,305,033
Amylin Pharmaceuticals, Inc. (a)	26,900	785,749
Biogen Idec, Inc. (a)	179,540	11,075,823
BioMarin Pharmaceutical, Inc. (a)	195,596	6,918,231
Celgene Corp. (a)	502	30,768
Cephalon, Inc. (a)	25,900	1,667,960
Cepheid, Inc. (a)	28,500	695,115
Cougar Biotechnology, Inc. (a)	16,126	338,646
CSL Ltd.	202,809	6,842,286
CytRx Corp. (a)	240,100	276,115
deCODE genetics, Inc. (a)	289,664	443,186
Genentech, Inc. (a)	204,370	16,590,757
Genmab AS (a)	6,600	335,320
Genzyme Corp. (a)	149,868	11,171,161
Gilead Sciences, Inc. (a)	269,628	13,893,931
GTx, Inc. (a)	78,700	1,265,496
Idera Pharmaceuticals, Inc. (a)(d)	11,000	110,110
ImClone Systems, Inc. (a)	64,800	2,748,816
Indevus Pharmaceuticals, Inc. (a)	70,000	333,900
Isis Pharmaceuticals, Inc. (a)	38,728	546,452
MannKind Corp. (a)	28,312	169,023
Millennium Pharmaceuticals, Inc. (a)	138,300	2,138,118
Molecular Insight Pharmaceuticals, Inc.	92,300	623,948
Myriad Genetics, Inc. (a)	17,300	697,017
ONYX Pharmaceuticals, Inc. (a)	41,900	1,216,357
Orchid Cellmark, Inc. (a)	56,139	159,996
RXi Pharmaceuticals Corp. (a)	9,403	89,329
RXi Pharmaceuticals Corp. (a)(e)	2,574	24,453
Theravance, Inc. (a)(d)	37,800	398,034
Vertex Pharmaceuticals, Inc. (a)	90,482	2,161,615
Zymogenetics, Inc. (a)(d)	20,923	205,045
		98,550,994
Common Stocks - continued
	Shares	Value
CHEMICALS - 0.8%
Diversified Chemicals - 0.4%
Bayer AG sponsored ADR	38,316	$ 3,070,251
Fertilizers & Agricultural Chemicals - 0.4%
Agrium, Inc.	11,100	689,398
Monsanto Co.	6,949	774,814
The Mosaic Co. (a)	8,900	913,140
		2,377,352
TOTAL CHEMICALS		5,447,603
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Stewart Enterprises, Inc. Class A	144,510	927,754
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
MBF Healthcare Acquisition Corp. unit	154,100	1,217,390
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
Electronic Equipment & Instruments - 0.7%
Mettler-Toledo International, Inc. (a)	52,900	5,137,648
FOOD & STAPLES RETAILING - 0.7%
Drug Retail - 0.7%
A&D Pharma Holdings NV (Reg. S) unit	16,400	181,223
China Nepstar Chain Drugstore Ltd. ADR	21,300	289,680
CVS Caremark Corp.	110,132	4,461,447
		4,932,350
FOOD PRODUCTS - 0.3%
Agricultural Products - 0.3%
Bunge Ltd.	26,900	2,337,072
HEALTH CARE EQUIPMENT & SUPPLIES - 22.2%
Health Care Equipment - 18.0%
American Medical Systems Holdings, Inc. (a)	212,806	3,019,717
Baxter International, Inc.	355,120	20,533,038
Beckman Coulter, Inc.	15,000	968,250
Becton, Dickinson & Co.	129,341	11,103,925
Boston Scientific Corp. (a)	400,000	5,148,000
C.R. Bard, Inc.	59,094	5,696,662
China Medical Technologies, Inc. sponsored ADR	17,300	710,857
Covidien Ltd.	381,351	16,874,782
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Electro-Optical Sciences, Inc. (a)	355,800	$ 2,113,452
Electro-Optical Sciences, Inc. warrants 8/2/12 (a)(e)	18,650	55,918
Gen-Probe, Inc. (a)	23,000	1,108,600
Golden Meditech Co. Ltd.	6,760,000	1,945,624
Hillenbrand Industries, Inc.	22,000	1,051,600
I-Flow Corp. (a)	98,945	1,388,198
IDEXX Laboratories, Inc. (a)	29,300	1,443,318
Integra LifeSciences Holdings Corp. (a)(d)	60,676	2,637,586
Intuitive Surgical, Inc. (a)	5,200	1,686,620
Kinetic Concepts, Inc. (a)	3,200	147,936
Medtronic, Inc.	294,364	14,238,387
Mentor Corp.	13,100	336,932
Meridian Bioscience, Inc.	20,900	698,687
Mindray Medical International Ltd. sponsored ADR	64,771	1,874,473
Orthofix International NV (a)	25,419	1,010,914
Quidel Corp. (a)	22,168	356,018
Smith & Nephew PLC	204,100	2,693,712
Smith & Nephew PLC sponsored ADR	72,700	4,797,473
St. Jude Medical, Inc. (a)	217,300	9,385,187
Stryker Corp.	175,261	11,400,728
Symmetry Medical, Inc. (a)	49,769	826,165
ThermoGenesis Corp. (a)	138,900	226,407
		125,479,166
Health Care Supplies - 4.2%
Alcon, Inc.	58,000	8,250,500
Haemonetics Corp. (a)	6,600	393,228
Immucor, Inc. (a)	69,632	1,485,947
InfuSystems Holdings, Inc. (a)	539,000	1,328,635
Inverness Medical Innovations, Inc. (a)	561,217	16,892,632
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	836,000	994,675
		29,345,617
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		154,824,783
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 17.1%
Health Care Distributors & Services - 4.3%
Celesio AG	1,100	$ 54,455
Henry Schein, Inc. (a)	64,674	3,712,288
McKesson Corp.	318,700	16,690,319
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	566,800	9,463,893
		29,920,955
Health Care Facilities - 1.5%
Acibadem Saglik Hizmetleri AS	357,405	2,517,880
Apollo Hospitals Enterprise Ltd.	127,784	1,624,354
CVS Group plc	200	992
Emeritus Corp. (a)	118,731	2,476,729
LifePoint Hospitals, Inc. (a)	66,553	1,828,211
Sun Healthcare Group, Inc. (a)	134,028	1,761,128
		10,209,294
Health Care Services - 5.6%
athenahealth, Inc.	600	14,202
Diagnosticos da America SA	390,400	7,764,395
Express Scripts, Inc. (a)	180,865	11,633,237
Genoptix, Inc.	22,600	565,226
Health Grades, Inc. (a)	427,346	2,256,387
Healthways, Inc. (a)	26,500	936,510
HMS Holdings Corp. (a)	24,246	692,223
Laboratory Corp. of America Holdings (a)	18,500	1,363,080
Medco Health Solutions, Inc. (a)	200,100	8,762,379
Nighthawk Radiology Holdings, Inc. (a)	469,698	4,396,373
Omnicare, Inc.	18,415	334,416
Rural/Metro Corp. (a)	150,100	349,733
Virtual Radiologic Corp.	5,300	80,984
		39,149,145
Managed Health Care - 5.7%
Aetna, Inc.	15,500	652,395
Humana, Inc. (a)	85,851	3,851,276
Medial Saude SA (a)	472,300	4,438,242
Molina Healthcare, Inc. (a)	22,400	547,008
UnitedHealth Group, Inc.	510,752	17,549,439
Universal American Financial Corp. (a)	419,360	4,445,216
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
Wellcare Health Plans, Inc. (a)	24,600	$ 958,170
WellPoint, Inc. (a)	165,500	7,303,515
		39,745,261
TOTAL HEALTH CARE PROVIDERS & SERVICES		119,024,655
HEALTH CARE TECHNOLOGY - 1.2%
Health Care Technology - 1.2%
Cerner Corp. (a)	36,174	1,348,567
Eclipsys Corp. (a)	209,869	4,115,531
HLTH Corp. (a)	232,000	2,213,280
MedAssets, Inc.	22,000	326,040
		8,003,418
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	110,621	409,682
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
WebMD Health Corp. Class A (a)	33,800	796,666
IT SERVICES - 0.1%
IT Consulting & Other Services - 0.1%
Perot Systems Corp. Class A (a)	50,700	762,528
LIFE SCIENCES TOOLS & SERVICES - 10.9%
Life Sciences Tools & Services - 10.9%
Affymetrix, Inc. (a)	66,018	1,149,373
AMAG Pharmaceuticals, Inc.	66,720	2,697,490
Applera Corp. - Applied Biosystems Group	78,000	2,563,080
Bruker BioSciences Corp. (a)	152,259	2,343,266
Charles River Laboratories International, Inc. (a)	27,600	1,626,744
Covance, Inc. (a)	16,400	1,360,708
Dishman Pharmaceuticals and Chemicals Ltd.	165,784	1,193,371
Divi's Laboratories Ltd. (a)	16,608	526,432
Exelixis, Inc. (a)	91,500	635,925
Illumina, Inc. (a)	53,700	4,075,830
Invitrogen Corp. (a)	47,500	4,059,825
Lonza Group AG	8,115	1,076,117
PAREXEL International Corp. (a)	17,800	464,580
PerkinElmer, Inc.	294,721	7,146,984
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Pharmaceutical Product Development, Inc.	43,600	$ 1,826,840
QIAGEN NV (a)	241,710	5,027,568
Techne Corp. (a)	11,900	801,584
Thermo Fisher Scientific, Inc. (a)	406,668	23,115,009
Waters Corp. (a)	249,400	13,891,580
Wuxi Pharmatech Cayman, Inc. Sponsored ADR	6,900	154,284
		75,736,590
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Pall Corp.	95,000	3,331,650
PHARMACEUTICALS - 24.8%
Pharmaceuticals - 24.8%
Abbott Laboratories	562,000	30,994,300
Alembic Ltd.	22,001	30,476
Allergan, Inc.	364,200	20,537,238
Alpharma, Inc. Class A (a)	30,300	794,163
Barr Pharmaceuticals, Inc. (a)	13,000	628,030
BioForm Medical, Inc.	10,313	47,440
BioMimetic Therapeutics, Inc. (a)	46,600	372,800
BMP Sunstone Corp. (a)(d)	38,745	296,787
Bristol-Myers Squibb Co.	429,400	9,146,220
China Shineway Pharmaceutical Group Ltd.	2,197,000	1,532,830
Eczacibasi ILAC Sanayi TAS (a)	95,000	257,738
Elan Corp. PLC sponsored ADR (a)	30,000	625,800
Jazz Pharmaceuticals, Inc.	17,884	161,314
Merck & Co., Inc.	976,300	37,050,580
Nexmed, Inc. (a)	844,000	1,130,960
Novo Nordisk AS Series B sponsored ADR	67,100	4,646,004
Perrigo Co.	68,700	2,592,051
Schering-Plough Corp.	733,700	10,572,617
Shire PLC sponsored ADR	131,023	7,594,093
Simcere Pharmaceutical Group sponsored ADR	33,000	345,180
Sirtris Pharmaceuticals, Inc.	24,345	316,242
Teva Pharmaceutical Industries Ltd. sponsored ADR	165,500	7,644,445
ULURU, Inc. (a)	29,500	66,375
Wyeth	820,723	34,273,392
XenoPort, Inc. (a)	21,904	886,455
		172,543,530
Common Stocks - continued
	Shares	Value
SOFTWARE - 0.1%
Application Software - 0.1%
Nuance Communications, Inc. (a)	42,100	$ 732,961
WATER UTILITIES - 0.5%
Water Utilities - 0.5%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	81,109	3,595,562
TOTAL COMMON STOCKS (Cost $670,233,152)		658,312,836
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 2.69% (b)	33,262,038	33,262,038
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	1,231,450	1,231,450
TOTAL MONEY MARKET FUNDS (Cost $34,493,488)		34,493,488
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $704,726,640)		692,806,324
NET OTHER ASSETS - 0.6%		3,977,020
NET ASSETS - 100%		$ 696,783,344
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,371 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 19
RXi Pharmaceuticals Corp.	3/7/08	$ 1,544
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 583,883
Fidelity Securities Lending Cash Central Fund	27,784
Total	$ 611,667
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.9%
Brazil	3.6%
Bermuda	2.7%
United Kingdom	2.2%
Switzerland	1.3%
Israel	1.1%
Australia	1.0%
Others (individually less than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,194,150) - See accompanying schedule: Unaffiliated issuers (cost $670,233,152)	$ 658,312,836
Fidelity Central Funds (cost $34,493,488)	34,493,488
Total Investments (cost $704,726,640)		$ 692,806,324
Foreign currency held at value (cost $203)		203
Receivable for investments sold		9,734,681
Receivable for fund shares sold		17,306
Dividends receivable		778,225
Distributions receivable from Fidelity Central Funds		80,742
Other receivables		64,389
Total assets		703,481,870

Liabilities
Payable for investments purchased	$ 5,447,685
Payable for fund shares redeemed	859
Other payables and accrued expenses	18,532
Collateral on securities loaned, at value	1,231,450
Total liabilities		6,698,526

Net Assets		$ 696,783,344
Net Assets consist of:
Paid in capital		$ 708,697,246
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(11,913,902)
Net Assets, for 6,804,392 shares outstanding		$ 696,783,344
Net Asset Value, offering price and redemption price per share ($696,783,344 ÷ 6,804,392 shares)		$ 102.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 3,422,113
Interest		1,515
Income from Fidelity Central Funds (including $27,784 from security lending)		611,667
Total income		4,035,295

Expenses
Custodian fees and expenses	$ 54,858
Independent directors' compensation	1,615
Total expenses before reductions	56,473
Expense reductions	(2,525)	53,948
Net investment income (loss)		3,981,347
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of ($56,849))	4,683,242
Foreign currency transactions	(20,184)
Total net realized gain (loss)		4,663,058
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $7,534)	(121,884,426)
Assets and liabilities in foreign currencies	3,845
Total change in net unrealized appreciation (depreciation)		(121,880,581)
Net gain (loss)		(117,217,523)
Net increase (decrease) in net assets resulting from operations		$ (113,236,176)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,981,347	$ 10,256,838
Net realized gain (loss)	4,663,058	38,461,322
Change in net unrealized appreciation (depreciation)	(121,880,581)	60,477,944
Net increase (decrease) in net assets resulting from operations	(113,236,176)	109,196,104
Distributions to partners from net investment income	(3,851,762)	(10,442,595)
Affiliated share transactions Proceeds from sales of shares	13,827,517	2,764,113
Reinvestment of distributions	1,824	316
Cost of shares redeemed	(59,669)	(161,882,699)
Net increase (decrease) in net assets resulting from share transactions	13,769,672	(159,118,270)
Total increase (decrease) in net assets	(103,318,266)	(60,364,761)

Net Assets
Beginning of period	800,101,610	860,466,371
End of period	$ 696,783,344	$ 800,101,610
Other Information Shares
Sold	117,653	25,014
Issued in reinvestment of distributions	16	3
Redeemed	(501)	(1,443,499)
Net increase (decrease)	117,168	(1,418,482)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 119.65	$ 106.16	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.59	1.41	.35
Net realized and unrealized gain (loss)	(17.27)	13.52	6.15
Total from investment operations	(16.68)	14.93	6.50
Distributions to partners from net investment income	(.57)	(1.44)	(.34)
Net asset value, end of period	$ 102.40	$ 119.65	$ 106.16
Total Return B,C	(13.99) %	14.18%	6.50%
Ratios to Average Net Assets E,I
Expenses before reductions	.01% A	.01%	-% G
Expenses net of fee waivers, if any	.01% A	.01%	-% G
Expenses net of all reductions	.01% A	.01%	-% G
Net investment income (loss)	1.01% A	1.26%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 696,783	$ 800,102	$ 860,466
Portfolio turnover rate F	130% A	113%	27% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	9.2	11.1
United Technologies Corp.	5.2	6.8
Honeywell International, Inc.	4.6	4.1
Lockheed Martin Corp.	3.5	3.0
Danaher Corp.	2.9	3.0
FedEx Corp.	2.7	0.0
Union Pacific Corp.	2.7	2.3
Sulzer AG (Reg.)	2.4	0.7
Caterpillar, Inc.	2.3	0.0
Norfolk Southern Corp.	2.2	0.0
	37.7
Top Industries (% of fund's net assets)
As of March 31, 2008
Machinery 22.1%
Aerospace & Defense 17.1%
Industrial Conglomerates 13.3%
Commercial Services & Supplies 10.4%
Electrical Equipment 10.1%
All Others* 27.0%

As of September 30, 2007
Aerospace & Defense 19.6%
Machinery 19.1%
Industrial Conglomerates 17.9%
Electrical Equipment 8.6%
Road & Rail 7.9%
All Others* 26.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Industrials Central Fund

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AEROSPACE & DEFENSE - 17.1%
Aerospace & Defense - 17.1%
Honeywell International, Inc.	622,370	$ 35,114,115
Lockheed Martin Corp.	266,100	26,423,730
Northrop Grumman Corp.	141,300	10,994,553
Raytheon Co.	31,400	2,028,754
The Boeing Co.	218,101	16,220,171
United Technologies Corp.	575,900	39,633,438
		130,414,761
AIR FREIGHT & LOGISTICS - 5.6%
Air Freight & Logistics - 5.6%
C.H. Robinson Worldwide, Inc.	112,200	6,103,680
FedEx Corp.	223,600	20,721,012
United Parcel Service, Inc. Class B	217,900	15,911,058
		42,735,750
AUTO COMPONENTS - 2.8%
Auto Parts & Equipment - 2.8%
Johnson Controls, Inc.	460,100	15,551,380
WABCO Holdings, Inc.	130,059	5,933,292
		21,484,672
AUTOMOBILES - 0.6%
Automobile Manufacturers - 0.6%
Fiat SpA	196,300	4,536,011
BUILDING PRODUCTS - 1.4%
Building Products - 1.4%
Masco Corp.	541,000	10,728,030
CHEMICALS - 2.2%
Specialty Chemicals - 2.2%
Albemarle Corp.	191,100	6,978,972
Nalco Holding Co.	351,600	7,436,340
W.R. Grace & Co. (a)	85,700	1,955,674
		16,370,986
COMMERCIAL SERVICES & SUPPLIES - 10.4%
Commercial Printing - 0.6%
R.R. Donnelley & Sons Co.	161,000	4,879,910
Diversified Commercial & Professional Services - 3.9%
Cintas Corp.	86,800	2,477,272
Corrections Corp. of America (a)	203,600	5,603,072
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Diversified Commercial & Professional Services - continued
Equifax, Inc.	169,400	$ 5,840,912
The Brink's Co.	239,601	16,096,395
		30,017,651
Environmental & Facility Services - 4.3%
Allied Waste Industries, Inc. (a)	1,031,600	11,151,596
Fuel Tech, Inc. (a)(d)	315,397	6,465,639
Waste Management, Inc.	447,200	15,008,032
		32,625,267
Human Resource & Employment Services - 1.1%
Manpower, Inc.	143,395	8,067,403
Office Services & Supplies - 0.5%
Avery Dennison Corp. (d)	78,700	3,875,975
TOTAL COMMERCIAL SERVICES & SUPPLIES		79,466,206
CONSTRUCTION & ENGINEERING - 1.9%
Construction & Engineering - 1.9%
Chicago Bridge & Iron Co. NV (NY Shares)	177,275	6,956,271
Shaw Group, Inc. (a)	161,400	7,608,396
		14,564,667
ELECTRICAL EQUIPMENT - 10.1%
Electrical Components & Equipment - 6.8%
AMETEK, Inc.	88,550	3,888,231
Cooper Industries Ltd. Class A	213,200	8,559,980
Emerson Electric Co.	240,000	12,350,400
First Solar, Inc. (a)	30,000	6,934,200
Nexans SA	66,200	7,806,398
Sunpower Corp. Class A (a)(d)	135,900	10,125,909
Zumtobel AG	71,282	1,892,683
		51,557,801
Heavy Electrical Equipment - 3.3%
ABB Ltd. sponsored ADR	186,000	5,007,120
Alstom SA	29,900	6,481,523
Suzlon Energy Ltd.	654,060	4,310,293
Vestas Wind Systems AS (a)	88,000	9,612,498
		25,411,434
TOTAL ELECTRICAL EQUIPMENT		76,969,235
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Itron, Inc. (a)	20,700	$ 1,867,761
INDUSTRIAL CONGLOMERATES - 13.3%
Industrial Conglomerates - 13.3%
General Electric Co.	1,896,496	70,189,317
Siemens AG sponsored ADR	129,465	14,103,917
Tyco International Ltd.	383,875	16,909,694
		101,202,928
MACHINERY - 22.1%
Construction & Farm Machinery & Heavy Trucks - 7.1%
Bucyrus International, Inc. Class A	35,900	3,649,235
Caterpillar, Inc.	225,100	17,623,079
Cummins, Inc.	234,068	10,959,064
Navistar International Corp. (a)	76,400	4,595,460
Oshkosh Co.	230,292	8,354,994
Terex Corp. (a)	143,300	8,956,250
		54,138,082
Industrial Machinery - 15.0%
Briggs & Stratton Corp. (d)	115,440	2,066,376
Danaher Corp.	290,800	22,109,524
Eaton Corp.	109,282	8,706,497
Flowserve Corp.	93,892	9,800,447
Illinois Tool Works, Inc.	298,700	14,406,301
Ingersoll-Rand Co. Ltd. Class A	310,600	13,846,548
ITT Corp.	198,500	10,284,285
Pall Corp.	156,600	5,491,962
SPX Corp.	86,500	9,073,850
Sulzer AG (Reg.)	13,779	18,216,611
		114,002,401
TOTAL MACHINERY		168,140,483
ROAD & RAIL - 9.9%
Railroads - 4.9%
Norfolk Southern Corp.	314,800	17,099,936
Union Pacific Corp. (d)	162,000	20,311,560
		37,411,496
Trucking - 5.0%
Con-way, Inc.	34,700	1,716,956
Common Stocks - continued
	Shares	Value
ROAD & RAIL - CONTINUED
Trucking - continued
J.B. Hunt Transport Services, Inc.	114,700	$ 3,605,021
Knight Transportation, Inc. (d)	261,800	4,309,228
Landstar System, Inc.	184,800	9,639,168
Old Dominion Freight Lines, Inc. (a)	260,899	8,304,415
Ryder System, Inc.	175,800	10,707,978
		38,282,766
TOTAL ROAD & RAIL		75,694,262
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
Rush Enterprises, Inc. Class A (a)	291,622	4,619,292
TOTAL COMMON STOCKS (Cost $709,061,553)		748,795,044
Nonconvertible Bonds - 0.0%
	Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $182,090)	$ 6,300,000	252,000
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 2.69% (b)	7,182,971	7,182,971
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	29,071,500	29,071,500
TOTAL MONEY MARKET FUNDS (Cost $36,254,471)		36,254,471
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $745,498,114)		785,301,515
NET OTHER ASSETS - (3.1)%		(23,780,371)
NET ASSETS - 100%		$ 761,521,144
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 175,901
Fidelity Securities Lending Cash Central Fund	199,507
Total	$ 375,408
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.5%
Bermuda	5.1%
Switzerland	3.0%
Germany	1.9%
France	1.8%
Denmark	1.3%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,876,405) - See accompanying schedule: Unaffiliated issuers (cost $709,243,643)	$ 749,047,044
Fidelity Central Funds (cost $36,254,471)	36,254,471
Total Investments (cost $745,498,114)		$ 785,301,515
Cash		756
Receivable for investments sold		12,093,026
Receivable for fund shares sold		18,899
Dividends receivable		1,099,752
Distributions receivable from Fidelity Central Funds		62,804
Total assets		798,576,752

Liabilities
Payable for investments purchased	$ 7,978,965
Payable for fund shares redeemed	908
Other payables and accrued expenses	4,235
Collateral on securities loaned, at value	29,071,500
Total liabilities		37,055,608

Net Assets		$ 761,521,144
Net Assets consist of:
Paid in capital		$ 721,716,764
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,804,380
Net Assets, for 6,165,081 shares outstanding		$ 761,521,144
Net Asset Value, offering price and redemption price per share ($761,521,144 ÷ 6,165,081 shares)		$ 123.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 5,386,787
Interest		76
Income from Fidelity Central Funds (including $199,507 from security lending)		375,408
Total income		5,762,271

Expenses
Custodian fees and expenses	$ 16,056
Independent directors' compensation	1,601
Total expenses before reductions	17,657
Expense reductions	(3,320)	14,337
Net investment income (loss)		5,747,934
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $103,034)	13,347,780
Foreign currency transactions	(46,391)
Total net realized gain (loss)		13,301,389
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $41,474)	(83,981,088)
Assets and liabilities in foreign currencies	569
Total change in net unrealized appreciation (depreciation)		(83,980,519)
Net gain (loss)		(70,679,130)
Net increase (decrease) in net assets resulting from operations		$ (64,931,196)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,747,934	$ 11,826,955
Net realized gain (loss)	13,301,389	70,264,081
Change in net unrealized appreciation (depreciation)	(83,980,519)	112,741,893
Net increase (decrease) in net assets resulting from operations	(64,931,196)	194,832,929
Distributions to partners from net investment income	(5,754,873)	(11,626,948)
Affiliated share transactions Proceeds from sales of shares	13,228,791	4,230,850
Reinvestment of distributions	2,686	386
Cost of shares redeemed	(59,052)	(120,102,965)
Net increase (decrease) in net assets resulting from share transactions	13,172,425	(115,871,729)
Total increase (decrease) in net assets	(57,513,644)	67,334,252

Net Assets
Beginning of period	819,034,788	751,700,536
End of period	$ 761,521,144	$ 819,034,788
Other Information Shares
Sold	106,392	35,451
Issued in reinvestment of distributions	21	3
Redeemed	(447)	(1,025,786)
Net increase (decrease)	105,966	(990,332)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 135.17	$ 106.63	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.94	1.84	.42
Net realized and unrealized gain (loss)	(11.65)	28.51	6.62
Total from investment operations	(10.71)	30.35	7.04
Distributions to partners from net investment income	(.94)	(1.81)	(.41)
Net asset value, end of period	$ 123.52	$ 135.17	$ 106.63
Total Return B,C	(7.95)%	28.69%	7.04%
Ratios to Average Net Assets E,I
Expenses before reductions	-% A,G	-% G	-% G
Expenses net of fee waivers, if any	-% A,G	-% G	-% G
Expenses net of all reductions	-% A,G	-% G	-% G
Net investment income (loss)	1.47% A	1.53%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 761,521	$ 819,035	$ 751,701
Portfolio turnover rate F	107%A	92%	7% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	10.7	8.0
Nintendo Co. Ltd.	8.2	1.1
QUALCOMM, Inc.	4.0	0.0
Hewlett-Packard Co.	2.9	0.0
Marvell Technology Group Ltd.	2.9	3.5
High Tech Computer Corp.	2.8	0.1
Nokia Corp. sponsored ADR	2.6	0.8
Yahoo!, Inc.	2.1	0.0
Microsoft Corp.	2.0	0.0
Research In Motion Ltd.	1.9	4.0
	40.1
Top Industries (% of fund's net assets)
As of March 31, 2008
Communications Equipment 31.2%
Software 18.9%
Semiconductors & Semiconductor Equipment 17.7%
Computers & Peripherals 9.6%
Internet Software & Services 5.4%
All Others* 17.2%

As of September 30, 2007
Communications Equipment 27.9%
Semiconductors & Semiconductor Equipment 24.5%
Computers & Peripherals 14.0%
Software 11.0%
Internet Software & Services 9.6%
All Others* 13.0%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Information Technology Central Fund

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Diversified Commercial & Professional Services - 1.1%
China Security & Surveillance Technology, Inc. (a)(d)	546,300	$ 9,696,825
COMMUNICATIONS EQUIPMENT - 31.2%
Communications Equipment - 31.2%
ADC Telecommunications, Inc. (a)	100,000	1,208,000
Airvana, Inc.	174,424	912,238
Aruba Networks, Inc.	13,100	68,251
AudioCodes Ltd. (a)	788,500	3,161,885
Cisco Systems, Inc. (a)	4,031,700	97,123,655
CommScope, Inc. (a)	25,000	870,750
Comtech Group, Inc. (a)	616,065	6,647,341
Comverse Technology, Inc. (a)	504,800	7,773,920
Corning, Inc.	700,800	16,847,232
Delta Networks, Inc.	7,647,000	2,043,707
F5 Networks, Inc. (a)	168,002	3,052,596
Finisar Corp. (a)	842,100	1,077,888
Foxconn International Holdings Ltd. (a)	1,183,000	1,596,019
Harris Stratex Networks, Inc. Class A (a)	438,500	4,398,155
Infinera Corp.	157,600	1,891,200
Juniper Networks, Inc. (a)	494,309	12,357,725
Mogem Co. Ltd. (e)	398,390	1,210,777
Nokia Corp. sponsored ADR	746,800	23,770,644
Opnext, Inc.	200,000	1,090,000
Optium Corp. (a)(d)	274,100	1,926,923
Polycom, Inc. (a)	143,600	3,236,744
Powerwave Technologies, Inc. (a)	1,652,400	4,213,620
QUALCOMM, Inc.	887,500	36,387,500
Research In Motion Ltd. (a)	155,600	17,462,988
Riverbed Technology, Inc. (a)	103,200	1,533,552
Sandvine Corp. (a)	1,784,200	3,041,447
Sandvine Corp. (U.K.) (a)	1,156,000	1,915,317
Sonus Networks, Inc. (a)(d)	2,971,593	10,222,280
Starent Networks Corp.	1,106,702	14,940,477
		281,982,831
COMPUTERS & PERIPHERALS - 9.6%
Computer Hardware - 7.7%
3PAR, Inc.	8,200	55,432
Apple, Inc. (a)	69,000	9,901,500
Foxconn Technology Co. Ltd.	181,000	1,072,169
Hewlett-Packard Co.	579,600	26,464,536
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Hardware - continued
High Tech Computer Corp.	1,121,200	$ 25,200,895
Palm, Inc.	251,300	1,256,500
Stratasys, Inc. (a)	344,000	6,123,200
		70,074,232
Computer Storage & Peripherals - 1.9%
ASUSTeK Computer, Inc.	1,428,510	4,183,940
China Digital TV Holding Co. Ltd. ADR	2,100	39,144
Innolux Display Corp.	717,489	1,886,576
Netezza Corp.	291,100	2,756,717
Synaptics, Inc. (a)	342,100	8,169,348
		17,035,725
TOTAL COMPUTERS & PERIPHERALS		87,109,957
DIVERSIFIED CONSUMER SERVICES - 1.9%
Education Services - 1.9%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	261,800	16,980,348
ELECTRICAL EQUIPMENT - 2.2%
Electrical Components & Equipment - 2.2%
First Solar, Inc. (a)	41,800	9,661,652
JA Solar Holdings Co. Ltd. ADR	69,700	1,296,420
Neo-Neon Holdings Ltd.	6,472,000	4,565,360
SolarWorld AG	25,000	1,190,659
Sunpower Corp. Class A (a)(d)	24,600	1,832,946
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	29,500	1,196,520
		19,743,557
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
Electronic Equipment & Instruments - 0.4%
Chroma ATE, Inc.	668,000	1,580,584
ENE Technology, Inc.	283,000	718,047
Test Research, Inc.	638,380	959,030
		3,257,661
Electronic Manufacturing Services - 0.5%
Trimble Navigation Ltd. (a)	159,700	4,565,823
Technology Distributors - 1.2%
Ingram Micro, Inc. Class A (a)	189,300	2,996,619
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Technology Distributors - continued
Mellanox Technologies Ltd.	430,400	$ 5,995,472
Mingyuan Medicare Development Co. Ltd.	13,650,000	2,104,641
		11,096,732
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		18,920,216
HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
Health Care Equipment - 1.7%
Golden Meditech Co. Ltd.	220,000	63,319
I-Flow Corp. (a)	95,200	1,335,656
Mindray Medical International Ltd. sponsored ADR	486,262	14,072,422
		15,471,397
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	800	18,936
HOTELS, RESTAURANTS & LEISURE - 2.1%
Hotels, Resorts & Cruise Lines - 2.1%
Ctrip.com International Ltd. sponsored ADR	244,700	12,973,994
Home Inns & Hotels Management, Inc. ADR (a)(d)	328,800	6,474,072
		19,448,066
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.1%
TomTom Group BV (a)	18,500	765,147
INTERNET SOFTWARE & SERVICES - 5.4%
Internet Software & Services - 5.4%
Alibaba.com Ltd.	13,000	26,926
DealerTrack Holdings, Inc. (a)	125,300	2,533,566
eBay, Inc. (a)	146,800	4,380,512
Equinix, Inc. (a)	52,000	3,457,480
Google, Inc. Class A (sub. vtg.) (a)	5,040	2,219,969
LivePerson, Inc. (a)	810,600	2,512,860
Omniture, Inc. (a)	345,791	8,025,809
Openwave Systems, Inc.	88,100	215,845
Tencent Holdings Ltd.	769,000	4,382,118
VistaPrint Ltd. (a)	50,000	1,747,500
Yahoo!, Inc. (a)	661,500	19,137,195
		48,639,780
Common Stocks - continued
	Shares	Value
IT SERVICES - 0.5%
Data Processing & Outsourced Services - 0.5%
Fiserv, Inc. (a)	50,000	$ 2,404,500
WNS Holdings Ltd. ADR (a)	150,000	2,317,500
		4,722,000
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
QIAGEN NV (a)	47,600	990,080
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Shin Zu Shing Co. Ltd.	275,000	1,294,139
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.7%
Semiconductor Equipment - 4.7%
Aixtron AG	14,400	197,540
Applied Materials, Inc.	287,100	5,601,321
ASML Holding NV (NY Shares)	69,700	1,729,257
Cymer, Inc. (a)(d)	278,300	7,246,932
FormFactor, Inc. (a)	93,600	1,787,760
Global Unichip Corp.	156,139	1,066,207
Lam Research Corp. (a)	25,800	986,076
LTX Corp. (a)	685,600	2,152,784
MEMC Electronic Materials, Inc. (a)	22,500	1,595,250
MEMSIC, Inc.	106,100	637,661
Tessera Technologies, Inc. (a)	268,500	5,584,800
Varian Semiconductor Equipment Associates, Inc. (a)	455,900	12,833,585
Verigy Ltd. (a)	60,000	1,130,400
		42,549,573
Semiconductors - 13.0%
Advanced Analog Technology, Inc.	572,770	2,205,354
Advanced Micro Devices, Inc. (a)(d)	27,500	161,975
Advanced Semiconductor Engineering, Inc. sponsored ADR	802,000	3,873,660
Anpec Electronics Corp.	443,996	783,170
Atheros Communications, Inc. (a)	268,800	5,601,792
AuthenTec, Inc.	175,800	1,747,452
Broadcom Corp. Class A (a)	712,400	13,727,948
Cavium Networks, Inc.	519,391	8,518,012
Cypress Semiconductor Corp. (a)	433,600	10,237,296
Elan Microelectronics Corp.	264,000	478,705
Epistar Corp.	2,193,951	6,144,247
Faraday Technology Corp.	659,000	1,405,312
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Formosa Epitaxy, Inc. (a)	1,553,000	$ 1,729,985
Global Mixed-mode Technology, Inc.	174,800	1,029,690
Hittite Microwave Corp. (a)	89,200	3,337,864
Intersil Corp. Class A	38,700	993,429
Marvell Technology Group Ltd. (a)	2,427,520	26,411,418
Maxim Integrated Products, Inc.	243,200	4,958,848
MediaTek, Inc.	136,000	1,790,239
Mindspeed Technologies, Inc. (a)	4,192,096	2,012,206
National Semiconductor Corp.	48,700	892,184
Netlogic Microsystems, Inc. (a)(d)	50,000	1,207,000
Omnivision Technologies, Inc. (a)(d)	198,500	3,338,770
ON Semiconductor Corp. (a)	696,349	3,955,262
PMC-Sierra, Inc. (a)	514,000	2,929,800
Richtek Technology Corp.	268,000	2,134,334
Siliconware Precision Industries Co. Ltd. sponsored ADR	230,200	1,933,680
Spreadtrum Communications, Inc. ADR (d)	13,500	117,450
Taiwan Semiconductor Manufacturing Co. Ltd.	5,074	10,536
Volterra Semiconductor Corp. (a)	138,125	1,564,956
Xilinx, Inc.	115,000	2,731,250
		117,963,824
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		160,513,397
SOFTWARE - 18.9%
Application Software - 4.8%
Ansys, Inc. (a)	101,900	3,517,588
BladeLogic, Inc. (d)	57,073	1,600,898
Callidus Software, Inc. (a)	917,501	4,413,180
Concur Technologies, Inc. (a)	196,100	6,088,905
Global Digital Creations Holdings Ltd. (a)	1,382,000	88,786
Intuit, Inc. (a)	153,000	4,132,530
Longtop Financial Technologies Ltd. ADR	150,100	2,833,888
Salesforce.com, Inc. (a)	175,151	10,135,988
Smith Micro Software, Inc. (a)	661,075	4,045,779
SuccessFactors, Inc.	7,200	70,272
Synopsys, Inc. (a)	54,900	1,246,779
Taleo Corp. Class A (a)	172,900	3,354,260
Verint Systems, Inc. (a)	128,200	2,067,866
		43,596,719
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - 9.3%
Gameloft (a)	434,000	$ 1,877,208
Nintendo Co. Ltd. (d)	136,900	71,623,122
Nintendo Co. Ltd. ADR	40,500	2,610,348
THQ, Inc. (a)	361,800	7,887,240
		83,997,918
Systems Software - 4.8%
Microsoft Corp.	644,900	18,302,262
Moldflow Corp. (a)	52,600	917,344
Oracle Corp. (a)	878,000	17,173,680
VMware, Inc. Class A (d)	156,500	6,701,330
		43,094,616
TOTAL SOFTWARE		170,689,253
TOTAL COMMON STOCKS (Cost $971,092,826)		856,985,929
Money Market Funds - 15.5%

Fidelity Cash Central Fund, 2.69% (b)	50,582,597	50,582,597
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	89,830,474	89,830,474
TOTAL MONEY MARKET FUNDS (Cost $140,413,071)		140,413,071
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $1,111,505,897)		997,399,000
NET OTHER ASSETS - (10.2)%		(92,696,206)
NET ASSETS - 100%		$ 904,702,794
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 483,497
Fidelity Securities Lending Cash Central Fund	515,445
Total	$ 998,942
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mogem Co. Ltd.	$ 2,616,318	$ -	$ -	$ 17,715	$ 1,210,777
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.8%
Japan	8.2%
Taiwan	6.9%
Cayman Islands	6.4%
Bermuda	3.3%
Finland	2.6%
Canada	2.4%
China	1.2%
Israel	1.1%
Others (individually less than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $84,912,386) - See accompanying schedule: Unaffiliated issuers (cost $963,608,600)	$ 855,775,152
Fidelity Central Funds (cost $140,413,071)	140,413,071
Other affiliated issuers (cost $7,484,226)	1,210,777
Total Investments (cost $1,111,505,897)		$ 997,399,000
Cash		680,830
Receivable for investments sold		11,623,021
Receivable for fund shares sold		22,457
Dividends receivable		1,550,337
Distributions receivable from Fidelity Central Funds		239,011
Total assets		1,011,514,656

Liabilities
Payable for investments purchased	$ 16,960,180
Payable for fund shares redeemed	1,089
Other payables and accrued expenses	20,119
Collateral on securities loaned, at value	89,830,474
Total liabilities		106,811,862

Net Assets		$ 904,702,794
Net Assets consist of:
Paid in capital		$ 1,018,804,211
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(114,101,417)
Net Assets, for 7,775,074 shares outstanding		$ 904,702,794
Net Asset Value, offering price and redemption price per share ($904,702,794 ÷ 7,775,074 shares)		$ 116.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends (including $17,715 earned from other affiliated issuers)		$ 2,668,788
Interest		5,481
Income from Fidelity Central Funds (including $515,445 from security lending)		998,942
Total income		3,673,211

Expenses
Custodian fees and expenses	$ 72,273
Independent directors' compensation	2,164
Interest	11,936
Total expenses before reductions	86,373
Expense reductions	(2,164)	84,209
Net investment income (loss)		3,589,002
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,152,305
Foreign currency transactions	(107,005)
Total net realized gain (loss)		44,045,300
Change in net unrealized appreciation (depreciation) on: Investment securities	(303,606,648)
Assets and liabilities in foreign currencies	3,596
Total change in net unrealized appreciation (depreciation)		(303,603,052)
Net gain (loss)		(259,557,752)
Net increase (decrease) in net assets resulting from operations		$ (255,968,750)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,589,002	$ 3,601,211
Net realized gain (loss)	44,045,300	152,299,398
Change in net unrealized appreciation (depreciation)	(303,603,052)	121,408,507
Net increase (decrease) in net assets resulting from operations	(255,968,750)	277,309,116
Distributions to partners from net investment income	(3,556,423)	(3,568,158)
Affiliated share transactions Proceeds from sales of shares	17,378,736	5,997,559
Reinvestment of distributions	1,762	137
Cost of shares redeemed	(88,217)	(186,463,672)
Net increase (decrease) in net assets resulting from share transactions	17,292,281	(180,465,976)
Total increase (decrease) in net assets	(242,232,892)	93,274,982

Net Assets
Beginning of period	1,146,935,686	1,053,660,704
End of period	$ 904,702,794	$ 1,146,935,686
Other Information Shares
Sold	133,985	46,268
Issued in reinvestment of distributions	14	1
Redeemed	(626)	(1,459,039)
Net increase (decrease)	133,373	(1,412,770)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 150.09	$ 116.37	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.47	.44	.14
Net realized and unrealized gain (loss)	(33.74)	33.72	16.37
Total from investment operations	(33.27)	34.16	16.51
Distributions to partners from net investment income	(.46)	(.44)	(.14)
Net asset value, end of period	$ 116.36	$ 150.09	$ 116.37
Total Return B,C	(22.20)%	29.41%	16.51%
Ratios to Average Net Assets E,I
Expenses before reductions	.02% A	.01%	-% G
Expenses net of fee waivers, if any	.02% A	.01%	-% G
Expenses net of all reductions	.02% A	.01%	-% G
Net investment income (loss)	.69% A	.34%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 904,703	$ 1,146,936	$ 1,053,661
Portfolio turnover rate F	225% A	168%	72% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	10.6	8.3
Freeport-McMoRan Copper & Gold, Inc. Class B	7.0	5.5
E.I. du Pont de Nemours & Co.	6.8	7.9
Alcoa, Inc.	5.5	4.3
Praxair, Inc.	5.0	4.1
Nucor Corp.	4.6	2.9
The Mosaic Co.	3.5	2.0
United States Steel Corp.	3.4	1.6
Newmont Mining Corp.	3.2	1.6
Celanese Corp. Class A	2.6	2.4
	52.2
Top Industries (% of fund's net assets)
As of March 31, 2008
Chemicals 51.5%
Metals & Mining 33.9%
Containers & Packaging 8.5%
Paper & Forest Products 3.2%
Oil, Gas & Consumable Fuels 1.5%
All Others* 1.4%

As of September 30, 2007
Chemicals 54.3%
Metals & Mining 26.7%
Paper & Forest Products 4.9%
Containers & Packaging 3.8%
Industrial Conglomerates 2.9%
All Others* 7.4%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Materials Central Fund

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CHEMICALS - 51.5%
Commodity Chemicals - 2.6%
Celanese Corp. Class A	168,900	$ 6,595,545
Diversified Chemicals - 15.1%
Dow Chemical Co.	176,000	6,485,600
E.I. du Pont de Nemours & Co.	365,949	17,111,775
FMC Corp.	75,180	4,171,738
Hercules, Inc.	145,405	2,659,457
Huntsman Corp.	70,900	1,669,695
Olin Corp.	24,796	489,969
PPG Industries, Inc.	89,800	5,433,798
		38,022,032
Fertilizers & Agricultural Chemicals - 15.1%
CF Industries Holdings, Inc.	9,500	984,390
Monsanto Co.	239,156	26,665,895
Potash Corp. of Saskatchewan, Inc.	9,700	1,505,537
The Mosaic Co. (a)	84,562	8,676,061
		37,831,883
Industrial Gases - 6.8%
Air Products & Chemicals, Inc.	25,900	2,382,800
Airgas, Inc.	45,600	2,073,432
Praxair, Inc.	150,000	12,634,500
		17,090,732
Specialty Chemicals - 11.9%
Albemarle Corp.	124,100	4,532,132
Ecolab, Inc.	104,100	4,521,063
H.B. Fuller Co.	74,100	1,512,381
Innospec, Inc.	130,931	2,775,737
Nalco Holding Co.	185,982	3,933,519
OMNOVA Solutions, Inc. (a)	414,940	1,655,611
Rockwood Holdings, Inc. (a)	99,900	3,273,723
Rohm & Haas Co.	78,800	4,261,504
Valspar Corp.	72,100	1,430,464
W.R. Grace & Co. (a)	82,300	1,878,086
		29,774,220
TOTAL CHEMICALS		129,314,412
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 0.4%
Construction Materials - 0.4%
Polaris Minerals Corp. (a)	24,700	$ 202,104
Polaris Minerals Corp. (a)(e)	103,600	847,691
		1,049,795
CONTAINERS & PACKAGING - 8.5%
Metal & Glass Containers - 6.2%
Ball Corp.	84,000	3,858,960
Crown Holdings, Inc. (a)	156,500	3,937,540
Greif, Inc. Class A	27,900	1,895,247
Owens-Illinois, Inc. (a)	105,500	5,953,365
		15,645,112
Paper Packaging - 2.3%
Packaging Corp. of America	45,500	1,016,015
Rock-Tenn Co. Class A	37,400	1,120,878
Smurfit-Stone Container Corp. (a)	159,699	1,229,682
Temple-Inland, Inc.	183,000	2,327,760
		5,694,335
TOTAL CONTAINERS & PACKAGING		21,339,447
MACHINERY - 0.5%
Industrial Machinery - 0.5%
ITT Corp.	25,200	1,305,612
METALS & MINING - 33.9%
Aluminum - 6.0%
Alcoa, Inc.	386,600	13,940,796
Century Aluminum Co. (a)	18,600	1,232,064
		15,172,860
Diversified Metals & Mining - 8.2%
Freeport-McMoRan Copper & Gold, Inc. Class B	182,863	17,595,078
Rio Tinto PLC sponsored ADR	2,800	1,153,152
Titanium Metals Corp. (d)	118,944	1,790,107
		20,538,337
Gold - 5.5%
Goldcorp, Inc.	76,000	2,953,088
Lihir Gold Ltd. (a)	598,568	1,964,165
Newmont Mining Corp.	179,700	8,140,410
Royal Gold, Inc.	20,800	627,536
		13,685,199
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - 0.9%
Impala Platinum Holdings Ltd.	28,687	$ 1,107,142
Pan American Silver Corp. (a)	32,400	1,243,188
		2,350,330
Steel - 13.3%
ArcelorMittal SA (NY Reg.) Class A	32,000	2,617,600
Carpenter Technology Corp.	43,800	2,451,486
Nucor Corp.	170,800	11,569,992
Reliance Steel & Aluminum Co.	49,300	2,951,098
Steel Dynamics, Inc.	153,400	5,068,336
United States Steel Corp.	68,100	8,639,847
		33,298,359
TOTAL METALS & MINING		85,045,085
OIL, GAS & CONSUMABLE FUELS - 1.5%
Coal & Consumable Fuels - 1.5%
Alpha Natural Resources, Inc. (a)	31,900	1,385,736
Peabody Energy Corp.	47,225	2,408,475
		3,794,211
PAPER & FOREST PRODUCTS - 3.2%
Forest Products - 2.2%
Weyerhaeuser Co.	82,900	5,391,816
Paper Products - 1.0%
Glatfelter	110,979	1,676,893
Wausau-Mosinee Paper Corp.	95,961	792,638
		2,469,531
TOTAL PAPER & FOREST PRODUCTS		7,861,347
TOTAL COMMON STOCKS (Cost $209,327,244)		249,709,909
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 2.69% (b)	2,686,958	$ 2,686,958
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	1,828,132	1,828,132
TOTAL MONEY MARKET FUNDS (Cost $4,515,090)		4,515,090
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $213,842,334)		254,224,999
NET OTHER ASSETS - (1.3)%		(3,263,006)
NET ASSETS - 100%		$ 250,961,993
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $847,691 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 162,868
Fidelity Securities Lending Cash Central Fund	24,391
Total	$ 187,259

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,775,057) - See accompanying schedule: Unaffiliated issuers (cost $209,327,244)	$ 249,709,909
Fidelity Central Funds (cost $4,515,090)	4,515,090
Total Investments (cost $213,842,334)		$ 254,224,999
Receivable for investments sold		2,278,250
Receivable for fund shares sold		6,209
Dividends receivable		305,156
Distributions receivable from Fidelity Central Funds		10,515
Total assets		256,825,129

Liabilities
Payable for investments purchased	$ 4,032,985
Payable for fund shares redeemed	300
Other payables and accrued expenses	1,719
Collateral on securities loaned, at value	1,828,132
Total liabilities		5,863,136

Net Assets		$ 250,961,993
Net Assets consist of:
Paid in capital		$ 210,579,328
Net unrealized appreciation (depreciation) on investments		40,382,665
Net Assets, for 1,778,254 shares outstanding		$ 250,961,993
Net Asset Value, offering price and redemption price per share ($250,961,993 ÷ 1,778,254 shares)		$ 141.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 2,442,871
Interest		386
Income from Fidelity Central Funds (including $24,391 from security lending)		187,259
Total income		2,630,516

Expenses
Custodian fees and expenses	$ 4,636
Independent directors' compensation	505
Total expenses before reductions	5,141
Expense reductions	(1,409)	3,732
Net investment income (loss)		2,626,784
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,625,258)
Foreign currency transactions	6,682
Total net realized gain (loss)		(1,618,576)
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,385,398)
Assets and liabilities in foreign currencies	(1,104)
Total change in net unrealized appreciation (depreciation)		(8,386,502)
Net gain (loss)		(10,005,078)
Net increase (decrease) in net assets resulting from operations		$ (7,378,294)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,626,784	$ 4,923,913
Net realized gain (loss)	(1,618,576)	27,885,427
Change in net unrealized appreciation (depreciation)	(8,386,502)	52,819,699
Net increase (decrease) in net assets resulting from operations	(7,378,294)	85,629,039
Distributions to partners from net investment income	(2,698,494)	(4,710,856)
Affiliated share transactions Proceeds from sales of shares	4,263,865	1,413,111
Reinvestment of distributions	1,173	123
Cost of shares redeemed	(18,528)	(36,849,343)
Net increase (decrease) in net assets resulting from share transactions	4,246,510	(35,436,109)
Total increase (decrease) in net assets	(5,830,278)	45,482,074

Net Assets
Beginning of period	256,792,271	211,310,197
End of period	$ 250,961,993	$ 256,792,271
Other Information Shares
Sold	30,685	11,174
Issued in reinvestment of distributions	8	1
Redeemed	(126)	(296,345)
Net increase (decrease)	30,567	(285,170)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 146.93	$ 103.95	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.49	2.64 H	.53
Net realized and unrealized gain (loss)	(5.76)	42.85	3.92
Total from investment operations	(4.27)	45.49	4.45
Distributions to partners from net investment income	(1.53)	(2.51)	(.50)
Net asset value, end of period	$ 141.13	$ 146.93	$ 103.95
Total Return B,C	(2.94)%	44.20%	4.45%
Ratios to Average Net Assets E,J
Expenses before reductions	-% A,G	-% G	-% G
Expenses net of fee waivers, if any	-% A,G	-% G	-% G
Expenses net of all reductions	-% A,G	-% G	-% G
Net investment income (loss)	2.08% A	2.09% H	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,962	$ 256,792	$ 211,310
Portfolio turnover rate F	82% A	65%	0% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a special dividend which amounted to $.35 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.82%.

I For the period July 21, 2006 (commencement of operations) to September 30, 2006.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	24.8	35.8
Verizon Communications, Inc.	6.7	4.5
Global Crossing Ltd.	6.5	0.0
Qwest Communications International, Inc.	6.0	4.5
Time Warner Telecom, Inc. Class A (sub. vtg.)	5.5	4.0
Comcast Corp. Class A	4.6	0.0
Millicom International Cellular SA	4.5	0.0
American Tower Corp. Class A	4.5	3.7
The DIRECTV Group, Inc.	3.9	0.0
Synchronoss Technologies, Inc.	3.5	7.0
	70.5
Top Industries (% of fund's net assets)
As of March 31, 2008
Diversified Telecommunication Services 56.2%
Wireless Telecommunication Services 24.4%
Media 10.1%
Software 3.9%
Communications Equipment 3.7%
All Others* 1.7%

As of September 30, 2007
Diversified Telecommunication Services 61.8%
Wireless Telecommunication Services 17.8%
Software 10.4%
Communications Equipment 3.3%
Internet Software & Services 2.5%
All Others* 4.2%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Telecom Services Central Fund

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 3.7%
Communications Equipment - 3.7%
Aruba Networks, Inc.	2,600	$ 13,546
F5 Networks, Inc. (a)	400	7,268
Infinera Corp.	31,500	378,000
Juniper Networks, Inc. (a)	24,300	607,500
Polycom, Inc. (a)	400	9,016
Sandvine Corp. (a)	2,700	4,603
Starent Networks Corp.	410,000	5,535,000
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	6,300	123,795
		6,678,728
COMPUTERS & PERIPHERALS - 0.2%
Computer Storage & Peripherals - 0.2%
Isilon Systems, Inc. (a)(d)	31,300	152,744
NetApp, Inc. (a)	8,300	166,415
		319,159
DIVERSIFIED TELECOMMUNICATION SERVICES - 56.2%
Alternative Carriers - 13.2%
Cable & Wireless PLC	5,200	15,364
Cogent Communications Group, Inc. (a)	30,300	554,793
Global Crossing Ltd. (a)	761,100	11,538,276
Iliad Group SA	800	79,599
Level 3 Communications, Inc. (a)(d)	630,637	1,336,950
PAETEC Holding Corp. (a)	39,000	259,740
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	637,500	9,874,875
		23,659,597
Integrated Telecommunication Services - 43.0%
AT&T, Inc.	1,157,192	44,320,456
Cbeyond, Inc. (a)	75,700	1,422,403
Cincinnati Bell, Inc. (a)	160,100	682,026
Consolidated Communications Holdings, Inc.	39,100	591,583
Embarq Corp.	19,700	789,970
NTELOS Holdings Corp.	19,451	470,714
PT Indosat Tbk	3,451,000	2,656,052
PT Telkomunikasi Indonesia Tbk Series B	2,560,600	2,678,566
Qwest Communications International, Inc. (d)	2,356,700	10,675,851
Telefonica SA	600	17,302
Telefonica SA sponsored ADR	1,300	112,463
Telenor ASA	1,800	34,460
Telenor ASA sponsored ADR	1,100	63,177
Telkom SA Ltd.	15,800	255,602
Common Stocks - continued
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
Integrated Telecommunication Services - continued
Verizon Communications, Inc.	329,000	$ 11,992,050
Windstream Corp.	2,596	31,022
		76,793,697
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		100,453,294
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
Google, Inc. Class A (sub. vtg.) (a)	100	44,047
SAVVIS, Inc. (a)(d)	98,500	1,602,595
		1,646,642
MEDIA - 10.1%
Broadcasting & Cable TV - 10.1%
Comcast Corp. Class A	427,800	8,273,652
Liberty Global, Inc. Class A (a)	7,100	241,968
The DIRECTV Group, Inc. (a)	278,400	6,901,536
Virgin Media, Inc.	193,900	2,728,173
		18,145,329
SOFTWARE - 3.9%
Application Software - 3.5%
Synchronoss Technologies, Inc. (a)(d)	310,705	6,223,421
Home Entertainment Software - 0.4%
Gameloft (a)	59,000	255,196
Glu Mobile, Inc. (d)	116,600	523,534
		778,730
TOTAL SOFTWARE		7,002,151
WIRELESS TELECOMMUNICATION SERVICES - 24.4%
Wireless Telecommunication Services - 24.4%
America Movil SAB de CV Series L sponsored ADR	47,300	3,012,537
American Tower Corp. Class A (a)(d)	204,600	8,022,366
Bharti Airtel Ltd. (a)	96,201	1,985,663
China Mobile (Hong Kong) Ltd. sponsored ADR	30,400	2,280,304
Clearwire Corp. (d)	34,900	516,869
Crown Castle International Corp. (a)	120,500	4,156,045
Leap Wireless International, Inc. (a)	26,700	1,244,220
MetroPCS Communications, Inc.	30,800	523,600
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Millicom International Cellular SA (a)	85,700	$ 8,102,935
MTN Group Ltd.	19,000	288,159
NII Holdings, Inc. (a)	51,400	1,633,492
NTT DoCoMo, Inc.	86	131,150
OnMobile Global Ltd.	4,109	55,851
Orascom Telecom Holding SAE unit	300	20,400
SBA Communications Corp. Class A (a)	86,900	2,592,227
Sprint Nextel Corp.	582,839	3,899,193
Syniverse Holdings, Inc. (a)	21,700	361,522
Telephone & Data Systems, Inc.	10,600	416,262
Virgin Mobile USA, Inc. Class A	900	1,827
Vodafone Group PLC sponsored ADR	150,300	4,435,353
		43,679,975
TOTAL COMMON STOCKS (Cost $180,597,320)		177,925,278
Money Market Funds - 14.3%

Fidelity Cash Central Fund, 2.69% (b)	1,582,073	1,582,073
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	23,958,100	23,958,100
TOTAL MONEY MARKET FUNDS (Cost $25,540,173)		25,540,173
TOTAL INVESTMENT PORTFOLIO - 113.7% (Cost $206,137,493)		203,465,451
NET OTHER ASSETS - (13.7)%		(24,576,245)
NET ASSETS - 100%		$ 178,889,206
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 62,915
Fidelity Securities Lending Cash Central Fund	65,928
Total	$ 128,843
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.6%
Bermuda	6.5%
Luxembourg	4.5%
Indonesia	3.0%
United Kingdom	2.5%
Mexico	1.7%
Hong Kong	1.3%
India	1.1%
Others (individually less than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,218,766) - See accompanying schedule: Unaffiliated issuers (cost $180,597,320)	$ 177,925,278
Fidelity Central Funds (cost $25,540,173)	25,540,173
Total Investments (cost $206,137,493)		$ 203,465,451
Cash		10,861
Receivable for fund shares sold		4,434
Dividends receivable		37,259
Distributions receivable from Fidelity Central Funds		14,115
Total assets		203,532,120

Liabilities
Payable for investments purchased	$ 680,553
Payable for fund shares redeemed	217
Other payables and accrued expenses	4,044
Collateral on securities loaned, at value	23,958,100
Total liabilities		24,642,914

Net Assets		$ 178,889,206
Net Assets consist of:
Paid in capital		$ 181,563,222
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,674,016)
Net Assets, for 1,654,330 shares outstanding		$ 178,889,206
Net Asset Value, offering price and redemption price per share ($178,889,206 ÷ 1,654,330 shares)		$ 108.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 2,026,355
Interest		10
Income from Fidelity Central Funds (including $65,928 from security lending)		128,843
Total income		2,155,208

Expenses
Custodian fees and expenses	$ 12,421
Independent directors' compensation	445
Total expenses before reductions	12,866
Expense reductions	(1,363)	11,503
Net investment income (loss)		2,143,705
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,114,981
Foreign currency transactions	(10,844)
Total net realized gain (loss)		12,104,137
Change in net unrealized appreciation (depreciation) on: Investment securities	(84,465,599)
Assets and liabilities in foreign currencies	(2,020)
Total change in net unrealized appreciation (depreciation)		(84,467,619)
Net gain (loss)		(72,363,482)
Net increase (decrease) in net assets resulting from operations		$ (70,219,777)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,143,705	$ 4,907,838
Net realized gain (loss)	12,104,137	26,713,128
Change in net unrealized appreciation (depreciation)	(84,467,619)	38,343,287
Net increase (decrease) in net assets resulting from operations	(70,219,777)	69,964,253
Distributions to partners from net investment income	(2,096,596)	(4,912,754)
Affiliated share transactions Proceeds from sales of shares	3,564,147	1,697,989
Reinvestment of distributions	943	-
Cost of shares redeemed	(16,409)	(37,019,748)
Net increase (decrease) in net assets resulting from share transactions	3,548,681	(35,321,759)
Total increase (decrease) in net assets	(68,767,692)	29,729,740

Net Assets
Beginning of period	247,656,898	217,927,158
End of period	$ 178,889,206	$ 247,656,898
Other Information Shares
Sold	28,498	12,367
Issued in reinvestment of distributions	7	-
Redeemed	(125)	(283,056)
Net increase (decrease)	28,380	(270,689)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 152.32	$ 114.90	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.31	2.85	.14
Net realized and unrealized gain (loss)	(44.22)	37.42	14.89
Total from investment operations	(42.91)	40.27	15.03
Distributions to partners from net investment income	(1.28)	(2.85)	(.13)
Net asset value, end of period	$ 108.13	$ 152.32	$ 114.90
Total Return B,C	(28.32)%	35.42%	15.03%
Ratios to Average Net Assets E,I
Expenses before reductions	.01% A	-% G	-% G
Expenses net of fee waivers, if any	.01% A	-% G	-% G
Expenses net of all reductions	.01% A	-% G	-% G
Net investment income (loss)	2.03% A	2.13%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178,889	$ 247,657	$ 217,927
Portfolio turnover rate F	219% A	55%	16% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exelon Corp.	11.0	8.2
PPL Corp.	9.4	6.6
FPL Group, Inc.	7.1	3.8
Entergy Corp.	6.0	5.7
Constellation Energy Group, Inc.	5.7	4.2
Public Service Enterprise Group, Inc.	5.1	3.6
American Electric Power Co., Inc.	5.0	3.9
Sempra Energy	4.9	3.7
Dominion Resources, Inc.	4.3	0.0
FirstEnergy Corp.	4.0	3.5
	62.5
Top Industries (% of fund's net assets)
As of March 31, 2008
Electric Utilities 52.9%
Multi-utilities 18.6%
Independent Power Producers & Energy Traders 15.9%
Gas Utilities 3.5%
Oil, Gas & Consumable Fuels 2.4%
All Others* 6.7%

As of September 30, 2007
Electric Utilities 45.5%
Multi-utilities 21.2%
Independent Power Producers & Energy Traders 18.6%
Gas Utilities 6.3%
Electronic Equipment & Instruments 0.4%
All Others* 8.0%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Utilities Central Fund

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit	50,400	$ 482,328
ELECTRIC UTILITIES - 52.9%
Electric Utilities - 52.9%
Allegheny Energy, Inc.	186,100	9,398,050
American Electric Power Co., Inc.	281,500	11,718,845
Edison International	134,300	6,583,386
Entergy Corp.	131,100	14,300,388
Exelon Corp.	320,300	26,030,781
FirstEnergy Corp.	137,500	9,435,250
FPL Group, Inc.	267,400	16,776,676
Great Plains Energy, Inc.	50,800	1,252,220
ITC Holdings Corp.	18,200	947,492
Pepco Holdings, Inc.	181,500	4,486,680
PPL Corp.	482,600	22,160,992
Sierra Pacific Resources	148,000	1,869,240
		124,960,000
GAS UTILITIES - 3.5%
Gas Utilities - 3.5%
Equitable Resources, Inc.	50,100	2,950,890
Questar Corp.	30,800	1,742,048
Southern Union Co.	159,500	3,711,565
		8,404,503
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 15.9%
Independent Power Producers & Energy Traders - 15.9%
AES Corp. (a)	546,500	9,110,155
Constellation Energy Group, Inc.	154,000	13,593,580
Dynegy, Inc. Class A (a)	229,100	1,807,599
Mirant Corp. (a)	122,900	4,472,331
NRG Energy, Inc. (a)	93,800	3,657,262
Reliant Energy, Inc. (a)	205,200	4,852,980
		37,493,907
MULTI-UTILITIES - 18.6%
Multi-Utilities - 18.6%
Aquila, Inc. (a)	158,500	508,785
CenterPoint Energy, Inc.	184,300	2,629,961
Dominion Resources, Inc.	251,400	10,267,176
Integrys Energy Group, Inc.	32,500	1,515,800
Common Stocks - continued
	Shares	Value
MULTI-UTILITIES - CONTINUED
Multi-Utilities - continued
MDU Resources Group, Inc.	104,600	$ 2,567,930
PG&E Corp.	69,100	2,544,262
PNM Resources, Inc.	33,600	418,992
Public Service Enterprise Group, Inc.	299,100	12,020,829
Sempra Energy	215,800	11,497,824
		43,971,559
OIL, GAS & CONSUMABLE FUELS - 2.4%
Coal & Consumable Fuels - 0.4%
Cameco Corp.	30,100	992,192
Oil & Gas Storage & Transport - 2.0%
Spectra Energy Corp.	206,000	4,686,500
TOTAL OIL, GAS & CONSUMABLE FUELS		5,678,692
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
Semiconductors - 0.5%
Trina Solar Ltd. ADR (a)(d)	39,300	1,208,082
TOTAL COMMON STOCKS (Cost $203,281,430)		222,199,071
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 2.69% (b)	14,421,113	14,421,113
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	1,845,375	1,845,375
TOTAL MONEY MARKET FUNDS (Cost $16,266,488)		16,266,488
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $219,547,918)		238,465,559
NET OTHER ASSETS - (0.9)%		(2,133,198)
NET ASSETS - 100%		$ 236,332,361
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 390,919
Fidelity Securities Lending Cash Central Fund	15,437
Total	$ 406,356

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,706,070) - See accompanying schedule: Unaffiliated issuers (cost $203,281,430)	$ 222,199,071
Fidelity Central Funds (cost $16,266,488)	16,266,488
Total Investments (cost $219,547,918)		$ 238,465,559
Receivable for investments sold		2,028,378
Receivable for fund shares sold		5,871
Dividends receivable		425,143
Distributions receivable from Fidelity Central Funds		39,389
Total assets		240,964,340

Liabilities
Payable for investments purchased	$ 2,785,483
Payable for fund shares redeemed	285
Other payables and accrued expenses	836
Collateral on securities loaned, at value	1,845,375
Total liabilities		4,631,979

Net Assets		$ 236,332,361
Net Assets consist of:
Paid in capital		$ 217,414,732
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,917,629
Net Assets, for 2,052,723 shares outstanding		$ 236,332,361
Net Asset Value, offering price and redemption price per share ($236,332,361 ÷ 2,052,723 shares)		$ 115.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 2,397,194
Interest		1,781
Income from Fidelity Central Funds (including $15,437 from security lending)		406,356
Total income		2,805,331

Expenses
Custodian fees and expenses	$ 2,500
Independent directors' compensation	518
Total expenses before reductions	3,018
Expense reductions	(687)	2,331
Net investment income (loss)		2,803,000
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,218,691)
Foreign currency transactions	2,481
Total net realized gain (loss)		(1,216,210)
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,464,854)
Assets and liabilities in foreign currencies	(12)
Total change in net unrealized appreciation (depreciation)		(15,464,866)
Net gain (loss)		(16,681,076)
Net increase (decrease) in net assets resulting from operations		$ (13,878,076)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,803,000	$ 6,606,133
Net realized gain (loss)	(1,216,210)	22,158,474
Change in net unrealized appreciation (depreciation)	(15,464,866)	27,208,450
Net increase (decrease) in net assets resulting from operations	(13,878,076)	55,973,057
Distributions to partners from net investment income	(2,685,774)	(6,467,565)
Affiliated share transactions Proceeds from sales of shares	4,326,076	993,920
Reinvestment of distributions	1,156	298
Cost of shares redeemed	(18,884)	(52,410,482)
Net increase (decrease) in net assets resulting from share transactions	4,308,348	(51,416,264)
Total increase (decrease) in net assets	(12,255,502)	(1,910,772)

Net Assets
Beginning of period	248,587,863	250,498,635
End of period	$ 236,332,361	$ 248,587,863
Other Information Shares
Sold	34,881	8,009
Issued in reinvestment of distributions	9	2
Redeemed	(146)	(454,518)
Net increase (decrease)	34,744	(446,507)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 123.19	$ 101.64	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.38	3.02	.62
Net realized and unrealized gain (loss)	(8.12)	21.53	1.63
Total from investment operations	(6.74)	24.55	2.25
Distributions to partners from net investment income	(1.32)	(3.00)	(.61)
Net asset value, end of period	$ 115.13	$ 123.19	$ 101.64
Total Return B,C	(5.56)%	24.29%	2.24%
Ratios to Average Net Assets E,I
Expenses before reductions	-% A,G	-% G	-% G
Expenses net of fee waivers, if any	-% A,G	-% G	-% G
Expenses net of all reductions	-% A,G	-% G	-% G
Net investment income (loss)	2.21% A	2.57%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,332	$ 248,588	$ 250,499
Portfolio turnover rate F	63% A	94%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Directors to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

Distributions are recorded on the ex-dividend date. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Consumer Discretionary	$ 753,353,462	$ 40,057,501	$ (89,038,727)	$ (48,981,226)
Consumer Staples	524,553,701	106,978,559	(10,131,254)	96,847,305
Energy	601,440,748	205,254,953	(28,500,860)	176,754,093
Financials	1,251,294,416	70,545,541	(189,562,904)	(119,017,363)
Health Care	706,602,486	53,481,274	(67,277,436)	(13,796,162)
Industrials	748,773,707	78,727,950	(42,200,142)	36,527,808
Information Technology	1,115,199,086	64,394,656	(182,194,742)	(117,800,086)
Materials	214,346,190	50,129,126	(10,250,317)	39,878,809
Telecom Services	208,228,594	23,517,483	(28,280,626)	(4,763,143)
Utilities	220,339,341	29,459,507	(11,333,289)	18,126,218

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	235,950,083	215,376,125
Consumer Staples	194,728,824	185,007,981
Energy	311,952,810	300,964,032
Financials	247,501,905	283,024,123
Health Care	491,988,433	502,300,221
Industrials	423,511,380	420,032,588

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments - continued

	Purchases ($)	Sales ($)
Information Technology	1,148,337,164	1,170,698,141
Materials	114,691,572	102,597,920
Telecom Services	240,088,109	229,169,955
Utilities	83,853,983	73,901,690

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$ 4,123
Consumer Staples	2,339
Energy	4,754
Financials	922
Health Care	6,185
Industrials	7,485
Information Technology	26,958
Materials	1,586
Telecom Services	7,706
Utilities	786

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Information Technology	Borrower	$8,004,273	4.88%	$ 11,936

Semiannual Report

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reductions of expenses for each Fund is noted in the table below.

Fund	Expense Reduction	Custody Earnings Credits
Consumer Discretionary	$ 1,360	$ 3,030
Consumer Staples	1,190	122
Energy	1,534	-
Financials	2,447	4,454
Health Care	1,615	910
Industrials	1,601	1,719
Information Technology	2,164	-
Materials	505	904
Telecom Services	445	918
Utilities	518	169

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other - continued

enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR of an FMR affiliate were the owners of record of all the outstanding shares of the Funds according to the following schedule:

% ownership of each Equity Sector Central Fund
Asset Manager 20%	7.5%
Asset Manager 30%	0.1%
Asset Manager 40%	0.1%
Asset Manager 50%	56.8%
Asset Manager 60%	0.1%
Asset Manager 70%	27.1%
Asset Manager 85%	5.7%
Advisor Asset Manager 70%	2.5%
Broad Market Opportunities	0.1%

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Fidelity® Floating Rate
Central Fund

Semiannual Report

March 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

FR1-SANN-0508
1.814673.103

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Actual	$ 1,000.00	$ 946.50	$ .00**
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.00	$ .00**

* Expenses are equal to the Fund's annualized expense ratio of .0004%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** Rounds to less than $.01.

Semiannual Report

Fidelity Floating Rate Central Fund

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Texas Competitive Electric Holdings Co. LLC	3.5	0.0
HCA, Inc.	2.8	1.9
Charter Communications Operating LLC	1.9	1.6
Kronos, Inc.	1.4	1.7
Community Health Systems, Inc.	1.4	1.4
	11.0
Top Five Market Sectors as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	12.5	9.9
Technology	7.9	8.3
Electric Utilities	7.6	6.4
Telecommunications	6.7	6.8
Automotive	5.5	6.1
Quality Diversification (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
BBB 1.6%	BBB 1.5%
BB 44.4%	BB 42.6%
B 33.3%	B 29.5%
CCC,CC,C 5.6%	CCC,CC,C 4.3%
Not Rated 10.9%	Not Rated 17.1%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 5.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of March 31, 2008 *		As of September 30, 2007 **
	Floating Rate Loans 88.9%		Floating Rate Loans 87.6%
	Nonconvertible Bonds 6.9%		Nonconvertible Bonds 7.4%
	Interfund Loans 0.2%		Interfund Loans 0.0%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets 5.0%
* Foreign investments	4.5%	** Foreign investments	3.8%

Semiannual Report

Fidelity Floating Rate Central Fund

Investments March 31, 2008

Showing Percentage of Net Assets

Floating Rate Loans (d) - 88.9%
	Principal Amount	Value
Aerospace - 1.0%
DeCrane Aircraft Holdings, Inc. Tranche 1LN, term loan 7.3963% 2/21/13 (c)	$ 988,279	$ 849,920
McKechnie Aerospace Holdings Ltd.:
Tranche 1LN, term loan 4.7179% 5/11/14 (c)	1,141,375	961,198
Tranche 2LN, term loan 7.7% 5/11/15 pay-in-kind (c)	860,000	694,424
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 5.6763% 9/30/13 (c)	1,156,443	1,078,383
Sequa Corp. term loan 5.95% 12/3/14 (c)	9,615,900	9,111,065
TransDigm, Inc. term loan 4.66% 6/23/13 (c)	9,760,000	9,174,400
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 4.95% 9/29/13 (c)	1,556,000	1,466,530
Tranche 2LN, term loan 8.45% 3/28/14 (c)	570,000	532,950
		23,868,870
Air Transportation - 1.2%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 6.8291% 4/30/12 (c)	7,761,600	6,364,512
Tranche 2LN, term loan 8.0819% 4/30/14 (c)	7,076,588	5,661,271
Northwest Airlines Corp. Tranche A, term loan 4.45% 12/31/18 (c)	4,726,353	4,111,927
United Air Lines, Inc. Tranche B, term loan 4.6875% 2/1/14 (c)	4,985,556	3,888,733
US Airways Group, Inc. term loan 5.63% 3/23/14 (c)	12,000,000	8,160,000
		28,186,443
Automotive - 4.7%
Allison Transmission, Inc. term loan 5.7464% 8/7/14 (c)	10,945,000	9,672,644
AM General LLC:
term loan 8.3488% 4/17/12 (c)	14,437,500	11,983,125
Tranche B, term loan 6.7423% 9/30/13 (c)	8,548,387	7,543,952
6% 9/30/12 (c)	322,581	284,677
Ford Motor Co. term loan 5.8% 12/15/13 (c)	30,354,040	24,890,313
General Motors Corp. term loan 7.0556% 11/29/13 (c)	17,758,700	15,716,450
Navistar International Corp.:
term loan 6.5013% 1/19/12 (c)	14,666,667	12,686,667
Credit-Linked Deposit 6.8812% 1/19/12 (c)	5,333,333	4,613,333
Oshkosh Co. Tranche B, term loan 4.76% 12/6/13 (c)	14,812,500	13,849,688
Rexnord Corp. Tranche B, term loan 6.3797% 7/19/13 (c)	4,740,820	4,219,330
Visteon Corp. term loan 7.2% 6/13/13 (c)	9,000,000	7,020,000
		112,480,179
Floating Rate Loans (d) - continued
	Principal Amount	Value
Broadcasting - 1.9%
Nexstar Broadcasting, Inc. Tranche B, term loan 4.45% 10/1/12 (c)	$ 5,447,736	$ 4,848,485
Univision Communications, Inc.:
Tranche 1LN, term loan 5.48% 9/29/14 (c)	31,926,443	25,062,258
Tranche 2LN, term loan 5.2% 3/29/09 (c)	7,500,000	7,050,000
Tranche DD 1LN, term loan 9/29/14 (e)	1,108,557	870,217
VNU, Inc. term loan 5.3463% 8/9/13 (c)	9,780,572	8,826,967
		46,657,927
Cable TV - 5.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.26% 3/6/14 (c)	54,889,495	46,381,623
CSC Holdings, Inc. Tranche B, term loan 4.75% 3/31/13 (c)	35,389,849	33,177,984
Discovery Communications, Inc. term loan 4.6963% 5/14/14 (c)	13,230,025	12,171,623
Liberty Cablevision of Puerto Rico LTC term loan 4.8% 6/15/14 (c)	2,034,625	1,810,816
Local TV Finance LLC term loan 5.171% 5/7/13 (c)	1,429,200	1,193,382
NTL Cable PLC Tranche B, term loan 6.055% 1/10/13 (c)	3,908,602	3,556,828
San Juan Cable, Inc. Tranche 1, term loan 5.02% 10/31/12 (c)	5,422,794	4,446,691
UPC Broadband Holding BV Tranche N1, term loan 5.01% 12/31/14 (c)	19,133,990	17,029,251
		119,768,198
Capital Goods - 1.7%
Alliance Laundry Systems LLC term loan 7.63% 1/27/12 (c)	1,528,085	1,440,220
Amsted Industries, Inc.:
term loan 6.0526% 4/5/13 (c)	3,565,840	3,405,377
Tranche DD, term loan 5.0772% 4/5/13 (c)	2,309,976	2,206,027
Ashtead Group PLC term loan 4.75% 8/31/11 (c)	5,940,000	5,405,400
Baker Tanks, Inc. Tranche C, term loan 5.4302% 5/8/14 (c)	1,468,900	1,380,766
Chart Industries, Inc. Tranche B, term loan 7.1484% 10/17/12 (c)	226,667	216,467
Dresser, Inc.:
Tranche 2LN, term loan 8.82% 5/4/15 pay-in-kind (c)	5,000,000	4,525,000
Tranche B 1LN, term loan 5.5565% 5/4/14 (c)	7,169,442	6,703,429
EnergySolutions, Inc.:
Credit-Linked Deposit 4.79% 6/7/13 (c)	289,012	267,336
Floating Rate Loans (d) - continued
	Principal Amount	Value
Capital Goods - continued
EnergySolutions, Inc.: - continued
term loan 7.0988% 6/7/13 (c)	$ 6,785,633	$ 6,276,710
Flowserve Corp. term loan 4.2839% 8/10/12 (c)	1,181,778	1,125,644
Invensys International Holding Ltd.:
term loan 5.1275% 12/15/10 (c)	1,656,000	1,490,400
Tranche B, term loan 5.0388% 1/15/11 (c)	1,794,000	1,614,600
Kinetek Industries, Inc. Tranche B, term loan 5.1983% 11/10/13 (c)	1,224,500	1,120,418
Polypore, Inc. Tranche B, term loan 4.96% 7/3/14 (c)	5,085,514	4,576,963
		41,754,757
Chemicals - 0.6%
Foamex LP Tranche 1LN, term loan 6.2859% 2/12/13 (c)	8,085,176	6,629,845
Solutia, Inc. term loan 8.5% 2/28/14 (c)	7,655,813	7,273,022
		13,902,867
Consumer Products - 1.9%
Amscan Holdings, Inc. term loan 5.0805% 5/25/13 (c)	6,464,700	5,301,054
Fender Musical Instrument Corp.:
term loan 7.1598% 6/9/14 (c)	6,235,333	5,237,680
Tranche DD, term loan 6.97% 6/9/14 (c)	3,133,333	2,632,000
Huish Detergents, Inc. Tranche B 1LN, term loan 4.45% 4/26/14 (c)	9,528,000	7,932,060
Jarden Corp. Tranche B2, term loan 6.58% 1/24/12 (c)	5,000,000	4,637,500
KIK Custom Products, Inc. Tranche 1LN, term loan 4.85% 5/31/14 (c)	7,900,300	5,451,207
Simmons Bedding Co. Tranche D, term loan 5.6267% 12/19/11 (c)	4,461,139	3,791,968
Spectrum Brands, Inc.:
Tranche B1, term loan 7.8147% 3/30/13 (c)	7,995,673	7,116,149
6.99% 3/30/13 (c)	402,739	358,437
Sports Authority, Inc. Tranche B, term loan 4.95% 5/3/13 (c)	5,186,359	4,304,678
		46,762,733
Containers - 1.1%
Crown Holdings, Inc.:
term loan B 4.815% 11/15/12 (c)	1,960,000	1,871,800
Tranche B, term loan 4.815% 11/15/12 (c)	11,123,000	10,622,465
Owens-Brockway Glass Container, Inc. Tranche B, term loan 4.0988% 6/14/13 (c)	15,028,048	14,126,365
		26,620,630
Floating Rate Loans (d) - continued
	Principal Amount	Value
Diversified Financial Services - 4.7%
AlixPartners LLP Tranche B, term loan 6.38% 10/12/13 (c)	$ 17,388,892	$ 16,345,558
AWAS Aviation Acquisitions Ltd. Tranche 1, term loan 4.375% 3/15/13 (c)	1,840,242	1,545,803
AX Acquisition Corp. Tranche B1, term loan 6.375% 8/15/14 (c)	7,790,850	7,245,491
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 6.8% 8/3/12 (c)	14,988,441	12,440,406
Tranche 2LN, term loan 9.3% 8/3/13 (c)	17,170,000	11,675,600
LPL Investment Holdings, Inc. Tranche D, term loan 5.9755% 6/28/13 (c)	9,875,250	8,788,973
MSCI, Inc. term loan 6.085% 11/20/14 (c)	1,157,100	1,154,207
Nuveen Investments, Inc. term loan 5.6797% 11/13/14 (c)	23,753,769	21,615,930
Royalty Pharma Finance Trust Tranche B, term loan 4.95% 4/16/13 (c)	23,427,643	23,193,367
Tempus Public Foundation Generation Holdings LLC:
revolver loan 6.73% 12/15/13 (c)	471,921	405,852
Tranche 1LN, term loan 4.7% 12/15/13 (c)	7,571,806	6,511,753
6.83% 12/15/13 (c)	1,505,427	1,294,667
		112,217,607
Diversified Media - 0.7%
Advanstar, Inc. Tranche 1LN, term loan 4.9213% 5/31/14 (c)	4,754,075	3,565,556
Advantage Sales & Marketing LLC term loan 4.7376% 3/29/13 (c)	2,231,186	1,941,132
Lamar Media Corp. Tranche F, term loan 4.25% 3/31/14 (c)	2,990,000	2,900,300
Muzak Holdings LLC term loan 7% 4/15/08 (c)	4,911,839	4,604,849
NextMedia Operating, Inc.:
Tranche 1, term loan 5.0893% 11/18/12 (c)	510,979	431,777
Tranche 2, term loan 7.62% 11/18/13 (c)	3,000,000	2,370,000
Quebecor Media, Inc. Tranche B, term loan 6.2575% 1/17/13 (c)	2,528,400	2,345,091
		18,158,705
Electric Utilities - 7.6%
Bicent Power LLC Tranche 2LN, term loan 6.7% 12/31/14 (c)	7,570,000	6,510,200
Calpine Corp. Tranche D, term loan 5.575% 3/29/14 (c)	19,045,929	16,998,491
Coleto Creek WLE LP:
LOC 7.58% 6/28/13 (c)	1,762,833	1,516,037
Floating Rate Loans (d) - continued
	Principal Amount	Value
Electric Utilities - continued
Coleto Creek WLE LP: - continued
term loan 7.58% 6/28/13 (c)	$ 10,882,714	$ 9,359,134
Dynegy Holdings, Inc. 4.2038% 4/2/13 (c)	3,000,000	2,745,000
Energy Investors Funds term loan 6.9425% 4/11/14 (c)	4,118,875	3,665,799
LS Power Acquisition Corp. Tranche 2LN, term loan 8.58% 11/1/14 (c)	6,526,934	6,429,030
MACH Gen LLC:
term loan 5.1% 2/22/14 (c)	2,353,063	2,182,466
4.45% 2/22/13 (c)	247,500	229,556
Mirant North America LLC term loan 4.87% 1/3/13 (c)	10,910,037	10,364,535
NRG Energy, Inc.:
term loan 6.58% 2/1/13 (c)	21,718,307	20,306,617
4.35% 2/1/13 (c)	10,607,118	9,917,655
NSG Holdings LLC:
term loan 6.56% 6/15/14 (c)	4,375,525	3,894,217
4.35% 6/15/14 (c)	579,592	515,837
Reliant Energy, Inc. 4.89% 6/30/14 (c)	5,240,000	4,637,400
Texas Competitive Electric Holdings Co. LLC:
Tranche B2, term loan 6.5793% 10/10/14 (c)	82,516,548	75,193,194
Tranche B3, term loan 6.5827% 10/10/14 (c)	9,660,727	8,779,186
		183,244,354
Energy - 3.1%
Alon USA, Inc. term loan 4.9538% 6/22/13 (c)	2,141,850	1,841,991
Antero Resources Corp. Tranche 2LN, term loan 7.2% 4/12/14 (c)	10,000,000	9,025,000
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9788% 12/28/10 (c)	810,811	721,622
Tranche D, term loan 7.98% 12/28/13 (c)	2,631,130	2,341,706
Express Energy Services LLC term loan 8.33% 2/23/13 (c)	9,904,082	8,715,592
FleetCor Technologies Operating Co. LLC:
term loan 5.3293% 4/30/13 (c)	1,889,250	1,700,325
Tranche DD, term loan 4/30/13 (e)	381,667	343,500
Helix Energy Solutions Group, Inc. term loan 5.7932% 7/1/13 (c)	2,528,964	2,415,161
Hercules Offshore, Inc. term loan 4.45% 7/11/13 (c)	3,741,725	3,554,639
Nebraska Energy, Inc.:
Tranche 2LN, term loan 7.125% 5/1/14 (c)	8,170,000	6,127,500
Tranche B 1LN, term loan 5.04% 11/1/13 (c)	12,922,179	10,466,965
Tranche B, Credit-Linked Deposit 7.38% 11/1/13 (c)	1,587,480	1,285,859
SandRidge Energy, Inc. term loan 8.3538% 4/1/14 (c)	12,000,000	11,100,000
Floating Rate Loans (d) - continued
	Principal Amount	Value
Energy - continued
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 4.57% 10/31/12 (c)	$ 1,677,696	$ 1,593,811
term loan 6.83% 10/31/12 (c)	2,972,598	2,823,968
Venoco, Inc. Tranche 2LN, term loan 7.125% 5/7/14 (c)	5,150,000	4,377,500
Western Refining, Inc. term loan 4.9938% 5/30/14 (c)	5,972,014	5,135,932
		73,571,071
Entertainment/Film - 1.2%
AMC Entertainment, Inc. term loan 4.62% 1/26/13 (c)	1,896,350	1,744,642
MGM Holdings II, Inc.:
term loan 8.11% 4/8/12 (c)	1,994,962	1,576,020
Tranche B, term loan 5.9463% 4/8/12 (c)	13,964,377	11,031,858
National CineMedia LLC term loan 4.62% 2/13/15 (c)	16,210,000	14,102,700
		28,455,220
Environmental - 0.5%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (c)	2,938,914	2,784,621
term loan 4.3294% 3/28/14 (c)	6,153,593	5,830,529
Big Dumpster Merger Sub, Inc. (Wastequip, Inc.) Tranche B, term loan 4.95% 2/5/13 (c)	5,084,059	4,067,247
Synagro Technologies, Inc. Tranche 1LN, term loan 5.07% 4/2/14 (c)	218,350	179,047
		12,861,444
Food and Drug Retail - 2.2%
GNC Corp. term loan 5.8613% 9/16/13 (c)	7,515,633	6,162,819
Rite Aid Corp. Tranche ABL, term loan 4.7% 6/4/14 (c)	36,140,000	32,616,350
SUPERVALU, Inc. Tranche B, term loan 4.19% 6/2/12 (c)	13,871,948	13,386,430
		52,165,599
Food/Beverage/Tobacco - 1.9%
Advance Food Co.:
Tranche 1LN, term loan 4.45% 3/16/14 (c)	2,440,900	2,074,765
Tranche DD 1LN, term loan 4.45% 3/16/14 (c)	210,805	179,184
Bolthouse Farms, Inc. Tranche 1, term loan 7% 12/16/12 (c)	4,428,378	4,118,392
Culligan International Co. Tranche 1LN, term loan 4.95% 11/24/12 (c)	8,910,000	6,593,400
Dean Foods Co. Tranche B, term loan 4.4502% 4/2/14 (c)	19,800,000	18,315,000
Floating Rate Loans (d) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
Jetro Holdings, Inc. term loan 7.19% 7/2/14 (c)	$ 12,548,782	$ 11,482,135
Pierre Foods, Inc. Tranche B, term loan 6.97% 6/30/10 (c)	5,955,065	3,989,894
		46,752,770
Gaming - 2.9%
Alliance Gaming Corp. term loan 7.3638% 9/5/09 (c)	997,142	967,228
Centaur Gaming LLC:
term loan 10/30/12 (e)	2,192,982	1,907,895
Tranche 1LN, term loan 6.6963% 10/30/12 (c)	10,307,018	8,967,105
Tranche 2LN, term loan 10.1963% 10/30/12 (c)	4,500,000	3,847,500
Fantasy Springs Resort Casino term loan 9.44% 8/6/12 (c)	7,190,000	6,327,200
Greenwood Racing, Inc. term loan 4.96% 11/28/11 (c)	4,171,439	3,791,254
Harrah's Entertainment, Inc. Tranche B1, term loan 6.2438% 1/28/15 (c)	5,000,000	4,550,000
Kerzner International Ltd.:
term loan 5.9013% 9/1/13 (c)	21,962,021	17,789,237
Class DD, term loan 6.8889% 9/1/13 (c)	11,167,629	9,045,779
PITG Gaming Investor Holdings LLC term loan 9.3088% 5/15/08 (c)	5,780,000	5,317,600
Tropicana Entertainment term loan 4.95% 7/3/08 (c)	3,400,000	3,094,000
Venetian Macau US Finance, Inc. Tranche B, term loan 4.95% 5/25/13 (c)	5,950,000	5,355,000
		70,959,798
Healthcare - 12.5%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 4.9947% 2/7/12 (c)	9,560,799	8,891,543
Bausch & Lomb, Inc. term loan:
5.9463% 4/26/15 (c)	7,182,000	7,002,450
6.5106% 4/26/15 (c)(e)	1,800,000	1,755,000
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (c)	34,611,683	31,842,749
Tranche DD, term loan 7/25/14 (e)	1,770,748	1,629,088
Concentra Operating Corp. Tranche B 1LN, term loan 4.9463% 6/25/14 (c)	4,218,125	3,585,406
CRC Health Group, Inc.:
term loan 7.09% 2/6/13 (c)	1,021,865	889,023
Tranche AO, term loan 4.9213% 2/6/13 (c)	672,366	584,959
DaVita, Inc. Tranche B1, term loan 5.1393% 10/5/12 (c)	16,590,432	15,636,482
Fenwal, Inc.:
Tranche 1LN, term loan 5.335% 2/28/14 (c)	4,134,275	3,307,420
Floating Rate Loans (d) - continued
	Principal Amount	Value
Healthcare - continued
Fenwal, Inc.: - continued
Tranche DD 1LN, term loan 2/28/14 (e)	$ 696,020	$ 556,816
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 5.47% 3/31/12 (c)	16,232,143	15,095,893
Graceway Pharmaceuticals LLC:
Tranche B 1LN, term loan 7.58% 5/3/12 (c)	4,117,095	3,581,873
Tranche B 2LN, term loan 9.2% 5/3/13 (c)	5,000,000	3,850,000
HCA, Inc. Tranche B, term loan 4.9463% 11/17/13 (c)	73,966,520	68,049,199
Health Management Associates, Inc. Tranche B, term loan 4.4463% 2/28/14 (c)	11,430,176	9,887,102
HealthSouth Corp. term loan 5.4994% 3/10/13 (c)	9,289,006	8,569,108
Hologic, Inc. Tranche B1, term loan 5.62% 3/31/13 (c)	1,418,704	1,404,517
IASIS Healthcare Corp.:
term loan 5.2438% 3/15/14 (c)	7,351,991	6,616,792
Tranche DD, term loan 5.075% 3/15/14 (c)(e)	2,537,444	2,283,700
6.97% 3/15/14 (c)	676,652	608,987
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 4.6713% 6/26/14 (c)	15,502,875	13,681,287
Tranche 2LN, term loan 6.9213% 6/26/15 (c)	423,913	360,326
Manor Care, Inc. term loan 5.5398% 12/21/14 (c)	9,615,900	8,365,833
Mylan, Inc. Tranche B, term loan 6.0784% 10/2/14 (c)	17,306,625	16,635,993
National Mentor, Inc.:
Credit-Linked Deposit 7.32% 6/29/13 (c)	282,143	248,286
Tranche B, term loan 4.7% 6/29/13 (c)	4,635,295	3,940,000
National Renal Institutes, Inc. term loan 5% 3/31/13 (c)	9,296,595	8,181,003
PTS Acquisition Corp. term loan 4.95% 4/10/14 (c)	15,870,374	13,093,059
Renal Advantage, Inc. Tranche B, term loan 7.47% 9/30/12 (c)	3,890,353	3,481,866
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 6.34% 6/15/14 (c)	9,925,000	8,436,250
Tranche 2LN, term loan 9.805% 6/15/15 (c)	8,000,000	6,000,000
Stiefel Laboratories, Inc. term loan 6.6925% 12/28/13 (c)	8,008,625	7,387,957
Sun Healthcare Group, Inc.:
Tranche B, term loan 5.539% 4/19/14 (c)	2,105,678	1,937,224
Tranche DD, term loan 6% 4/19/14 (c)	301,270	277,168
6.93% 4/19/13 (c)	477,931	439,697
Team Health, Inc. term loan 4.9449% 11/22/12 (c)	4,731,100	4,092,402
U.S. Oncology, Inc. Tranche C, term loan 5.45% 8/20/11 (c)	540,175	502,362
VWR Funding, Inc. term loan 5.2% 6/29/14 (c)	10,000,000	8,350,000
		301,038,820
Floating Rate Loans (d) - continued
	Principal Amount	Value
Homebuilding/Real Estate - 2.1%
Capital Automotive (REIT) Tranche B, term loan 5.02% 12/16/10 (c)	$ 14,877,382	$ 13,910,353
CB Richard Ellis Group, Inc. Tranche B, term loan 4.0356% 12/20/13 (c)	8,702,273	7,570,977
General Growth Properties, Inc. Tranche A1, term loan 4.3% 2/24/10 (c)	7,810,526	6,560,842
North Las Vegas/Olympia Group Tranche 1, term loan 7.12% 5/9/11 (c)	657,298	506,119
Realogy Corp.:
Credit-Linked Deposit 7.9663% 10/10/13 (c)	3,970,453	3,156,510
Tranche B, term loan 7.505% 10/10/13 (c)	14,747,398	11,724,182
Tishman Speyer Properties term loan 4.75% 12/27/12 (c)	7,780,000	6,457,400
		49,886,383
Insurance - 0.2%
USI Holdings Corp. Tranche B, term loan 7.58% 5/4/14 (c)	5,895,450	5,129,042
Leisure - 2.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.95% 6/8/12 (c)	2,940,000	2,484,300
AMF Bowling Worldwide, Inc. Tranche B, term loan 5.4681% 6/8/13 (c)	4,853,325	3,882,660
Intrawest Resorts term loan 6.38% 10/23/08 (c)	27,137,543	26,052,041
London Arena & Waterfront Finance LLC Tranche A, term loan 5.4013% 3/8/12 (c)	3,557,400	3,201,660
Six Flags, Inc. Tranche B, term loan 4.99% 4/30/15 (c)	11,946,507	9,676,670
Southwest Sports Group, Inc. Tranche B, term loan 5.75% 12/22/10 (c)	11,260,000	9,683,600
Universal City Development Partners Ltd. term loan 5.2381% 6/9/11 (c)	9,042,501	8,499,951
		63,480,882
Metals/Mining - 0.7%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 4.4213% 10/26/12 (c)	1,091,025	1,036,474
Compass Minerals Tranche B, term loan 4.6401% 12/22/12 (c)	4,081,193	3,917,945
Noranda Aluminium Acquisition Corp. Tranche B, term loan 5.065% 5/18/14 (c)	2,398,425	2,104,618
Floating Rate Loans (d) - continued
	Principal Amount	Value
Metals/Mining - continued
Oxbow Carbon LLC:
Tranche B, term loan 4.85% 5/8/14 (c)	$ 9,607,203	$ 8,454,339
Tranche DD, term loan 4.7% 5/8/14 (c)	620,279	545,846
		16,059,222
Paper - 1.8%
Georgia-Pacific Corp. Tranche B1, term loan 4.7518% 12/23/12 (c)	16,727,247	15,514,521
Graphic Packaging International, Inc. Tranche C, term loan 5.4976% 5/16/14 (c)	9,640,000	8,579,600
NewPage Corp. term loan 6.32% 12/21/14 (c)	15,969,975	15,331,176
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 6.5% 11/1/10 (c)	655,111	576,497
Tranche B, term loan 5.125% 11/1/11 (c)	734,293	646,178
Tranche C, term loan 6.7% 11/1/11 (c)	1,678,134	1,476,758
Tranche C1, term loan 5.125% 11/1/11 (c)	438,888	416,944
		42,541,674
Publishing/Printing - 3.2%
Cenveo Corp.:
term loan 4.3488% 6/21/13 (c)	7,134,057	6,349,310
Tranche DD, term loan 4.3488% 6/21/13 (c)	220,339	196,102
Dex Media West LLC/Dex Media West Finance Co.:
Tranche B, term loan 4.4847% 3/9/10 (c)	7,156,359	6,887,996
Tranche B1, term loan 4.5572% 3/10/10 (c)	3,010,095	2,897,217
MediMedia USA, Inc. Tranche B, term loan 5.721% 10/5/13 (c)	1,017,125	905,241
The Reader's Digest Association, Inc. term loan 5.0752% 3/2/14 (c)	6,415,200	5,132,160
Thomson Learning, Inc. term loan 5.2% 7/5/14 (c)	31,840,000	27,223,200
Tribune Co. term loan 7.3963% 6/4/09 (c)	23,666,667	20,826,667
Yell Group PLC Tranche B1, term loan 4.7% 2/10/13 (c)	7,120,000	6,016,400
		76,434,293
Railroad - 0.5%
Helm Holding Corp. Tranche 1, term loan 5.2823% 7/8/11 (c)	1,236,501	1,125,216
Kansas City Southern Railway Co. Tranche B, term loan 5.5021% 4/28/13 (c)	11,045,845	10,327,865
		11,453,081
Restaurants - 0.7%
Arby's Restaurant Group, Inc. Tranche B, term loan 5.0551% 7/25/12 (c)	3,560,968	3,222,676
Del Taco Tranche B, term loan 4.95% 3/29/13 (c)	5,836,949	4,377,711
Floating Rate Loans (d) - continued
	Principal Amount	Value
Restaurants - continued
NPC International, Inc. term loan 4.69% 5/3/13 (c)	$ 2,168,000	$ 1,897,000
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.92% 6/14/13 (c)	802,388	613,827
term loan 5% 6/14/14 (c)	9,709,364	7,427,663
		17,538,877
Services - 3.9%
Adesa, Inc. term loan 4.95% 10/20/13 (c)	10,927,475	9,725,453
Affinion Group Holdings, Inc. term loan 9.2669% 3/1/12 (c)	5,000,000	3,900,000
ARAMARK Corp.:
Credit-Linked Deposit 6.71% 1/26/14 (c)	1,370,439	1,277,935
term loan 4.5713% 1/26/14 (c)	21,567,405	20,111,605
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4.5% 4/19/12 (c)	5,260,449	4,629,195
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 5.0293% 2/7/14 (c)	2,024,550	1,761,359
Central Parking Corp.:
Tranche 2LN, term loan 7.875% 11/22/14 (c)	1,950,000	1,677,000
Tranche B 1LN, term loan 6.5% 5/22/14 (c)	980,298	872,465
4.9463% 5/22/14 (c)	331,897	295,388
Educate, Inc.:
Tranche 1LN, term loan 7.1% 6/14/13 (c)	971,205	835,237
Tranche 2LN, term loan 7.95% 6/14/14 (c)	2,700,000	2,160,000
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 4.5% 6/1/13 (c)	11,126,347	9,568,659
Florida Career College Holdings, Inc. Tranche B, term loan 5.4463% 6/7/13 (c)	9,925,000	9,131,000
Hertz Corp.:
Credit-Linked Deposit 4.3488% 12/21/12 (c)	1,204,081	1,122,806
Tranche B, term loan 4.4295% 12/21/12 (c)	6,696,428	6,244,419
McJunkin Corp. term loan 8.08% 1/31/14 (c)	2,834,125	2,720,760
Rural/Metro Corp.:
Credit-Linked Deposit 4.4% 3/4/11 (c)	2,671,273	2,430,858
term loan 7.9133% 3/4/11 (c)	3,635,885	3,308,655
Sedgwick CMS Holdings, Inc. Tranche B, term loan 4.95% 1/31/13 (c)	1,257,751	1,094,244
URS Corp. Tranche B, term loan 5.4213% 5/15/13 (c)	1,615,583	1,609,524
West Corp. term loan 5.55% 10/24/13 (c)	11,789,662	10,286,480
		94,763,042
Floating Rate Loans (d) - continued
	Principal Amount	Value
Specialty Retailing - 1.3%
Burlington Coat Factory Warehouse Corp. term loan 5.34% 5/28/13 (c)	$ 4,848,928	$ 4,041,242
Claire's Stores, Inc. term loan 5.8287% 5/29/14 (c)	11,889,648	8,798,340
Harbor Freight Tools USA, Inc. Tranche C, term loan 4.8488% 2/12/13 (c)	1,243,712	1,069,592
Michaels Stores, Inc. term loan 5.3447% 10/31/13 (c)	10,917,085	9,061,181
Sally Holdings LLC Tranche B, term loan 5.6% 11/16/13 (c)	8,096,700	7,469,206
		30,439,561
Steels - 0.3%
Edgen Murray Corp. term loan 5.7648% 5/11/14 (c)	9,452,500	6,616,750
Tube City IMS Corp.:
term loan 4.95% 1/25/14 (c)	882,973	794,676
4.85% 1/25/14 (c)	108,108	97,297
		7,508,723
Super Retail - 1.9%
Dollar General Corp.:
Tranche B1, term loan 5.9938% 7/6/14 (c)	12,200,000	10,949,500
Tranche B2, term loan 5.52% 7/6/14 (c)	4,810,000	4,028,375
J. Crew Group, Inc. term loan 5.4488% 5/15/13 (c)	3,802,632	3,498,421
PETCO Animal Supplies, Inc. term loan 5.14% 10/26/13 (c)	10,961,250	9,755,513
Toys 'R' US, Inc. term loan 6.26% 12/9/08 (c)	19,400,000	17,266,000
		45,497,809
Technology - 6.3%
Acxiom Corp. term loan 5.84% 9/15/12 (c)	4,258,333	4,066,708
Affiliated Computer Services, Inc.:
term loan 4.6538% 3/20/13 (c)	4,503,850	4,301,176
Tranche B2, term loan 4.8195% 3/20/13 (c)	4,918,750	4,697,406
First Data Corp.:
Tranch B3, term loan 5.3553% 9/24/14 (c)	2,985,000	2,686,500
Tranche B2, term loan 5.3553% 9/24/14 (c)	5,273,500	4,746,150
Flextronics International Ltd.:
Tranche B-A, term loan 7.3944% 10/1/14 (c)	18,293,304	16,601,173
Tranche B-A1, term loan 7.455% 10/1/14 (c)	5,256,696	4,770,452
Freescale Semiconductor, Inc. term loan 5.01% 12/1/13 (c)	23,566,401	19,913,609
Information Resources, Inc. Tranche B, term loan 4.84% 5/16/14 (c)	5,108,768	4,329,681
Intergraph Corp. Tranche 1LN, term loan 5.09% 5/29/14 (c)	7,561,667	6,881,117
Floating Rate Loans (d) - continued
	Principal Amount	Value
Technology - continued
IPC Systems, Inc. Tranche 2LN, term loan 7.9463% 5/31/15 (c)	$ 4,000,000	$ 2,760,000
Kronos, Inc.:
Tranche 1LN, term loan 4.9463% 6/11/14 (c)	15,777,826	12,622,261
Tranche 2LN, term loan 8.4463% 6/11/15 (c)	30,920,000	21,644,000
Metavante Technologies, Inc. Tranche B, term loan 4.9894% 11/1/14 (c)	11,560,000	10,750,800
Serena Software, Inc. term loan 7.175% 3/10/13 (c)	7,013,333	6,171,733
SS&C Technologies, Inc. term loan 4.7% 11/23/12 (c)	1,864,349	1,677,915
SunGard Data Systems, Inc. term loan 4.8775% 2/28/14 (c)	24,037,296	22,294,592
TTM Technologies, Inc. term loan 5.43% 10/27/12 (c)	1,875,000	1,725,000
		152,640,273
Telecommunications - 6.1%
Alltel Communications, Inc. Tranche B2, term loan 7.11% 5/16/15 (c)	9,615,900	8,606,231
Asurion Corp.:
Tranche 1LN, term loan 6.095% 7/3/14 (c)	12,000,000	10,080,000
Tranche 2LN, term loan 9.5835% 7/3/15 (c)	5,000,000	4,187,500
Crown Castle International Corp. Tranche B, term loan 4.1963% 3/6/14 (c)	5,138,100	4,688,516
Digicel International Finance Ltd. term loan 5.25% 3/30/12 (c)	5,000,000	4,450,000
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.95% 6/1/14 (c)	5,743,131	4,336,064
Intelsat Bermuda Ltd. term loan 5.64% 2/1/14 (c)	4,000,000	3,985,000
Intelsat Ltd. Tranche B, term loan 5.6106% 7/3/13 (c)	7,900,000	7,386,500
Knology, Inc. term loan 6.9525% 4/6/12 (c)	6,441,325	5,539,540
Leap Wireless International, Inc. Tranche B, term loan 5.6963% 6/16/13 (c)	4,617,750	4,381,090
Level 3 Communications, Inc. term loan 6.2021% 3/13/14 (c)	21,000,000	18,217,500
MetroPCS Wireless, Inc. Tranche B, term loan 5.3173% 11/3/13 (c)	6,376,448	5,850,391
NTELOS, Inc. Tranche B1, term loan 5.27% 8/24/11 (c)	7,431,921	7,097,485
Nuvox, Inc. Tranche B, term loan 6.05% 5/31/14 (c)	3,235,550	2,879,640
Paetec Communications, Inc. Tranche B, term loan 5.23% 2/28/13 (c)	3,698,862	3,458,436
PanAmSat Corp.:
Tranche B2 A, term loan 5.6106% 1/3/14 (c)	2,633,860	2,419,859
Tranche B2 B, term loan 5.6106% 1/3/14 (c)	2,633,070	2,419,133
Tranche B2 C, term loan 5.6106% 1/3/14 (c)	2,633,070	2,419,133
Floating Rate Loans (d) - continued
	Principal Amount	Value
Telecommunications - continued
RCN Corp. term loan 5% 4/25/14 (c)	$ 8,932,500	$ 7,570,294
Telesat Holding, Inc. term loan:
5.7937% 10/31/14 (c)(e)	1,889,449	1,738,293
6.58% 10/31/14 (c)	22,054,961	20,290,564
Wind Telecomunicazioni SpA term loan 11.2013% 12/12/11 pay-in-kind (c)	8,523,371	7,306,970
Windstream Corp. Tranche B1, term loan 5.5% 7/17/13 (c)	7,305,903	7,050,196
		146,358,335
Textiles & Apparel - 0.9%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.8908% 9/5/13 (c)	3,486,607	3,355,859
Iconix Brand Group, Inc. term loan 4.96% 4/30/13 (c)	5,634,481	5,183,722
Levi Strauss & Co. term loan 5.33% 4/4/14 (c)	15,750,000	12,521,250
		21,060,831
TOTAL FLOATING RATE LOANS (Cost $2,390,255,947)		2,140,220,020
Nonconvertible Bonds - 6.9%

Automotive - 0.8%
Ford Motor Credit Co. LLC 8.7075% 4/15/12 (c)	7,310,000	6,889,675
GMAC LLC 4.315% 5/15/09 (c)	15,000,000	13,200,000
		20,089,675
Broadcasting - 0.2%
Paxson Communications Corp. 7.5075% 1/15/12 (b)(c)	5,000,000	4,250,000
Cable TV - 0.1%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	1,760,000	1,610,400
Capital Goods - 0.2%
Esco Corp. 6.675% 12/15/13 (b)(c)	5,250,000	4,593,750
Diversified Financial Services - 0.5%
Residential Capital Corp.:
6.5975% 4/17/09 (c)	5,000,000	2,850,000
7.3275% 4/17/09 (b)(c)	7,000,000	2,380,000
Residential Capital LLC 3.49% 6/9/08 (c)	8,435,000	6,663,650
		11,893,650
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 0.9%
Energy Partners Ltd. 9.3825% 4/15/13 (c)	$ 7,500,000	$ 6,000,000
Stone Energy Corp. 6.75% 12/15/14	16,762,000	15,106,753
		21,106,753
Gaming - 0.7%
Chukchansi Economic Development Authority 8.2375% 11/15/12 (b)(c)	8,886,000	7,597,530
Harrah's Operating Co., Inc. 5.5% 7/1/10	10,000,000	8,750,000
Snoqualmie Entertainment Authority 6.9363% 2/1/14 (b)(c)	1,185,000	965,775
		17,313,305
Insurance - 0.1%
USI Holdings Corp. 6.94% 11/15/14 (b)(c)	3,050,000	2,165,500
Leisure - 0.2%
Universal City Florida Holding Co. I/II 7.9894% 5/1/10 (c)	5,500,000	5,348,750
Metals/Mining - 0.7%
FMG Finance Property Ltd. 7.0756% 9/1/11 (b)(c)	6,000,000	5,745,000
Freeport-McMoRan Copper & Gold, Inc. 8.3944% 4/1/15 (c)	9,420,000	9,278,700
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (b)(c)	3,510,000	2,790,450
		17,814,150
Services - 0.2%
ARAMARK Corp. 6.7394% 2/1/15 (c)	5,000,000	4,412,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.565% 5/15/14 (c)	310,000	243,350
		4,655,850
Technology - 1.6%
Avago Technologies Finance Ltd. 8.5756% 6/1/13 (c)	1,000,000	997,500
Freescale Semiconductor, Inc. 6.675% 12/15/14 (c)	18,925,000	13,058,250
Nortel Networks Corp. 8.5075% 7/15/11 (c)	8,680,000	7,464,800
NXP BV 7.0075% 10/15/13 (c)	19,915,000	16,330,300
		37,850,850
Telecommunications - 0.6%
Qwest Corp. 6.05% 6/15/13 (c)	10,540,000	9,433,300
Rural Cellular Corp. 6.0756% 6/1/13 (c)	6,000,000	6,000,000
		15,433,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 8.2038% 12/15/14 (b)(c)	$ 1,880,000	$ 1,673,200
TOTAL NONCONVERTIBLE BONDS (Cost $194,210,159)		165,799,133
Interfund Loans - 0.2%

With Fidelity Advisor Capital Development Fund, at 3.18%, due 4/1/08 (a) (Cost $5,828,000)	5,828,000	5,828,000
Cash Equivalents - 8.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
1.44%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 3,089,124	3,089,000
2.75%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) #	191,632,637	191,618,000
TOTAL CASH EQUIVALENTS (Cost $194,707,000)		194,707,000
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $2,785,001,106)		2,506,554,153
NET OTHER ASSETS - (4.1)%		(99,292,568)
NET ASSETS - 100%		$ 2,407,261,585
Legend
(a) Loan is with an affiliated fund.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,161,205 or 1.3% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $8,994,748 and $7,961,013, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,089,000 due 4/01/08 at 1.44%
Banc of America Securities LLC	$ 556,517
Barclays Capital, Inc.	1,020,028
Lehman Brothers, Inc.	1,512,455
$ 3,089,000
$191,618,000 due 4/01/08 at 2.75%
BNP Paribas Securities Corp.	$ 18,082,536
Banc of America Securities LLC	23,660,657
Barclays Capital, Inc.	138,718,885
Deutsche Bank Securities, Inc.	11,155,922
$ 191,618,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $194,707,000) - See accompanying schedule: Unaffiliated issuers (cost $2,779,173,106)	$ 2,500,726,153
Other affiliated issuers (cost $5,828,000)	5,828,000
Total Investments (cost $2,785,001,106)		$ 2,506,554,153
Cash		2,308,627
Receivable for investments sold		6,919,589
Interest receivable		25,086,441
Other affiliated receivables		2,722
Total assets		2,540,871,532

Liabilities
Payable for investments purchased	$ 118,889,706
Distributions payable	14,522,296
Other payables and accrued expenses	197,945
Total liabilities		133,609,947

Net Assets		$ 2,407,261,585
Net Assets consist of:
Paid in capital		$ 2,685,708,538
Net unrealized appreciation (depreciation) on investments		(278,446,953)
Net Assets, for 27,081,896 shares outstanding		$ 2,407,261,585
Net Asset Value, offering price and redemption price per share ($2,407,261,585 ÷ 27,081,896 shares)		$ 88.89

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2008

Investment Income
Interest (including $300,834 from affiliated interfund lending)		$ 95,421,504

Expenses
Custodian fees and expenses	$ 4,758
Independent directors' compensation	4,861
Total expenses before reductions	9,619
Expense reductions	(9,619)	-
Net investment income		95,421,504
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(17,517,086)
Change in net unrealized appreciation (depreciation) on investment securities		(210,438,565)
Net gain (loss)		(227,955,651)
Net increase (decrease) in net assets resulting from operations		$ (132,534,147)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 95,421,504	$ 159,365,919
Net realized gain (loss)	(17,517,086)	(471,134)
Change in net unrealized appreciation (depreciation)	(210,438,565)	(67,030,187)
Net increase (decrease) in net assets resulting from operations	(132,534,147)	91,864,598
Distributions to partners from net investment income	(92,608,692)	(158,811,650)
Affiliated share transactions Proceeds from sales of shares	616,263,045	926,219,484
Cost of shares redeemed	(375,997,339)	(12,504,160)
Net increase (decrease) in net assets resulting from share transactions	240,265,706	913,715,324
Total increase (decrease) in net assets	15,122,867	846,768,272

Net Assets
Beginning of period	2,392,138,718	1,545,370,446
End of period	$ 2,407,261,585	$ 2,392,138,718
Other Information Shares
Sold	6,767,702	9,225,038
Redeemed	(4,191,023)	(124,000)
Net increase (decrease)	2,576,679	9,101,038

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 97.62	$ 100.32	$ 100.61	$ 100.00
Income from Investment Operations
Net investment income D	3.722	7.633	6.947	4.001
Net realized and unrealized gain (loss)	(8.833)	(2.728)	(.538)	.396
Total from investment operations	(5.111)	4.905	6.409	4.397
Distributions to partners from net investment income	(3.619)	(7.605)	(6.699)	(3.787)
Net asset value, end of period	$ 88.89	$ 97.62	$ 100.32	$ 100.61
Total Return B, C	(5.35)%	5.00%	6.57%	4.47%
Ratios to Average Net Assets G
Expenses before reductions	-% A, E	-% E	.01%	.03% A
Expenses net of fee waivers, if any	-%A, E	-% E	.01%	.03% A
Expenses net of all reductions	-%A, E	-% E	.01%	.03% A
Net investment income	7.94% A	7.66%	6.94%	5.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,407,262	$ 2,392,139	$ 1,545,370	$ 471,162
Portfolio turnover rate	34% A	65%	43%	48% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period December 15, 2004 (commencement of operations) to September 30, 2005.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008

1. Organization.

Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,479,276
Unrealized depreciation	(278,987,603)
Net unrealized appreciation (depreciation)	$ (277,508,327)

Cost for federal income tax purposes	$ 2,784,062,480

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $642,855,155 and $392,374,709, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the Independent Directors, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other Affiliated Receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 14,886,586	4.18%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $4,861. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $4,758.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Floating Rate Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of March 31, 2008, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2008 and for the year ended September 30, 2007, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Floating Rate Central Fund as of March 31, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2008 and for the year ended September 30, 2007, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 23, 2008

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Fidelity® High Income
Central Fund 1

Semiannual Report

March 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

HP1-SANN-0508
1.807410.103

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Actual	$ 1,000.00	$ 982.00	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0019%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ship Finance International Ltd.	3.7	3.3
Xerox Capital Trust I	2.7	2.3
Compass Minerals International, Inc.	2.5	2.4
NBC Acquisition Corp.	2.2	2.0
MGM Mirage, Inc.	2.3	1.8
	13.4
Top Five Market Sectors as of March 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	13.1	13.6
Electric Utilities	7.9	3.3
Metals/Mining	7.3	7.0
Technology	7.2	6.3
Gaming	7.1	6.6
Quality Diversification (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
BBB 3.2%	BBB 0.8%
BB 38.3%	BB 38.2%
B 41.3%	B 41.1%
CCC,CC,C 11.4%	CCC,CC,C 12.8%
Not Rated 0.8%	Not Rated 0.8%
Equities 1.5%	Equities 1.8%
Short-Term Investments and Net Other Assets 3.5%	Short-Term Investments and Net Other Assets 4.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of March 31, 2008 *		As of September 30, 2007 **
	Nonconvertible Bonds 85.7%		Nonconvertible Bonds 82.9%
	Convertible Bonds, Preferred Stocks 1.9%		Convertible Bonds, Preferred Stocks 1.6%
	Common Stocks 0.4%		Common Stocks 0.7%
	Floating Rate Loans 8.3%		Floating Rate Loans 10.1%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 4.5%
* Foreign investments	16.6%	** Foreign investments	15.1%

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 86.5%
	Principal Amount	Value
Convertible Bonds - 0.8%
Technology - 0.8%
Advanced Micro Devices, Inc. 6% 5/1/15	$ 900,000	$ 569,250
Lucent Technologies, Inc. 2.875% 6/15/25	914,000	702,217
Nortel Networks Corp.:
1.75% 4/15/12 (b)	335,000	229,683
1.75% 4/15/12	810,000	555,352
		2,056,502
Nonconvertible Bonds - 85.7%
Aerospace - 1.2%
Alliant Techsystems, Inc. 6.75% 4/1/16	565,000	549,463
Bombardier, Inc.:
7.45% 5/1/34 (b)	1,210,000	1,131,350
8% 11/15/14 (b)	570,000	587,100
L-3 Communications Corp.:
5.875% 1/15/15	105,000	100,800
7.625% 6/15/12	795,000	812,888
		3,181,601
Air Transportation - 3.6%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	1,605,000	1,500,675
8.608% 10/1/12	390,000	374,400
Continental Airlines, Inc.:
7.875% 7/2/18	396,920	337,382
9.558% 9/1/19	703,393	640,088
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	437,477	417,791
7.73% 9/15/12	211,545	196,737
8.388% 5/1/22	248,315	233,416
9.798% 4/1/21	4,321,785	4,256,958
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22 (b)	387,773	360,629
8.954% 8/10/14 (b)	299,380	276,926
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	280,000	252,000
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	700,539	588,453
		9,435,455
Broadcasting - 0.1%
Nexstar Broadcasting, Inc. 7% 1/15/14	230,000	195,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - 2.1%
Cablevision Systems Corp. 8% 4/15/12	$ 140,000	$ 136,500
Charter Communications Holdings I LLC:
9.92% 4/1/14	730,000	350,400
10% 5/15/14	230,000	112,700
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	305,000	213,500
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	550,000	506,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (b)	1,085,000	981,925
10.875% 9/15/14 (b)	560,000	553,000
CSC Holdings, Inc. 6.75% 4/15/12	510,000	492,150
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	235,000	219,725
EchoStar Communications Corp.:
6.375% 10/1/11	1,430,000	1,372,800
7% 10/1/13	335,000	317,848
Kabel Deutschland GmbH 10.625% 7/1/14	225,000	222,750
		5,479,298
Capital Goods - 2.1%
Leucadia National Corp.:
7% 8/15/13	65,000	64,025
7.125% 3/15/17	1,560,000	1,482,000
Sensus Metering Systems, Inc. 8.625% 12/15/13	2,235,000	2,123,250
SPX Corp. 7.625% 12/15/14 (b)	840,000	870,450
Terex Corp. 8% 11/15/17	850,000	845,750
		5,385,475
Chemicals - 1.4%
Chemtura Corp. 6.875% 6/1/16	875,000	770,000
Equistar Chemicals LP 7.55% 2/15/26	705,000	451,200
Momentive Performance Materials, Inc. 9.75% 12/1/14	1,245,000	1,117,388
Nalco Co. 8.875% 11/15/13	65,000	66,463
Nell AF Sarl 8.375% 8/15/15 (b)	350,000	252,000
NOVA Chemicals Corp. 6.5% 1/15/12	990,000	920,700
		3,577,751
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Consumer Products - 1.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	$ 115,000	$ 104,363
Jostens Holding Corp. 0% 12/1/13 (a)	3,135,000	2,931,225
		3,035,588
Containers - 0.3%
Greif, Inc. 6.75% 2/1/17	920,000	903,900
Diversified Financial Services - 0.3%
Residential Capital Corp. 7.625% 11/21/08	375,000	258,750
Residential Capital LLC 3.49% 6/9/08 (c)	535,000	422,650
		681,400
Diversified Media - 0.3%
Quebecor Media, Inc.:
7.75% 3/15/16	275,000	248,875
7.75% 3/15/16	680,000	615,400
		864,275
Electric Utilities - 6.5%
AES Corp.:
7.75% 3/1/14	555,000	560,550
7.75% 10/15/15	1,075,000	1,083,063
8% 10/15/17	610,000	615,338
8.875% 2/15/11	180,000	186,300
Aquila, Inc. 14.875% 7/1/12	70,000	86,100
Dynegy Holdings, Inc.:
8.375% 5/1/16	340,000	338,300
8.75% 2/15/12	265,000	272,288
Edison Mission Energy 7.2% 5/15/19	470,000	460,600
Energy Future Holdings:
10.875% 11/1/17 (b)	1,635,000	1,651,350
11.25% 11/1/17 pay-in-kind (b)	215,000	211,775
Intergen NV 9% 6/30/17 (b)	950,000	983,250
Mirant Americas Generation LLC:
8.3% 5/1/11	495,000	509,850
8.5% 10/1/21	205,000	184,500
9.125% 5/1/31	315,000	283,500
NRG Energy, Inc.:
7.25% 2/1/14	900,000	884,250
7.375% 2/1/16	315,000	307,125
7.375% 1/15/17	135,000	129,600
NSG Holdings II, LLC 7.75% 12/15/25 (b)	1,620,000	1,571,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Reliant Energy, Inc.:
7.625% 6/15/14	$ 875,000	$ 866,250
7.875% 6/15/17	815,000	815,000
Tenaska Alabama Partners LP 7% 6/30/21 (b)	691,027	649,565
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (b)	1,805,000	1,800,488
Series B, 10.25% 11/1/15 (b)	810,000	807,975
10.5% 11/1/16 pay-in-kind (b)	550,000	536,250
Utilicorp Canada Finance Corp. 7.75% 6/15/11	950,000	1,011,750
Utilicorp United, Inc. 9.95% 2/1/11 (c)	56,000	57,680
		16,864,097
Energy - 12.1%
Atlas Pipeline Partners LP 8.125% 12/15/15	2,395,000	2,418,950
Chaparral Energy, Inc.:
8.5% 12/1/15	2,050,000	1,783,500
8.875% 2/1/17	770,000	667,975
Chesapeake Energy Corp.:
6.5% 8/15/17	1,455,000	1,400,438
6.875% 1/15/16	550,000	544,500
7.5% 6/15/14	1,055,000	1,081,375
7.75% 1/15/15	1,590,000	1,637,700
Compagnie Generale de Geophysique SA 7.5% 5/15/15	100,000	101,250
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (b)	505,000	508,788
El Paso Corp. 7% 6/15/17	155,000	158,100
El Paso Performance-Linked Trust 7.75% 7/15/11 (b)	360,000	372,600
Energy Partners Ltd.:
9.3825% 4/15/13 (c)	1,160,000	928,000
9.75% 4/15/14	1,060,000	869,200
Forest Oil Corp.:
7.25% 6/15/19	1,100,000	1,122,000
7.75% 5/1/14	625,000	637,500
8% 12/15/11	625,000	653,125
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (b)	2,500,000	2,337,500
OPTI Canada, Inc.:
7.875% 12/15/14	390,000	381,225
8.25% 12/15/14	900,000	893,250
Pan American Energy LLC 7.75% 2/9/12 (b)	1,630,000	1,650,375
Parker Drilling Co. 9.625% 10/1/13	1,230,000	1,291,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Petrohawk Energy Corp. 9.125% 7/15/13	$ 675,000	$ 691,875
Petroleum Development Corp. 12% 2/15/18 (b)	615,000	636,525
Pioneer Natural Resources Co. 6.65% 3/15/17	720,000	676,800
Plains Exploration & Production Co. 7% 3/15/17	1,790,000	1,718,400
Range Resources Corp. 7.375% 7/15/13	4,235,000	4,298,525
Seitel, Inc. 9.75% 2/15/14	880,000	741,400
Tesoro Corp. 6.5% 6/1/17	395,000	351,550
W&T Offshore, Inc. 8.25% 6/15/14 (b)	1,000,000	950,000
		31,503,926
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 8% 3/1/14	280,000	238,000
Environmental - 0.1%
Browning-Ferris Industries, Inc. 7.4% 9/15/35	260,000	234,000
Food and Drug Retail - 0.2%
Stater Brothers Holdings, Inc. 8.125% 6/15/12	175,000	173,688
SUPERVALU, Inc. 7.5% 11/15/14	275,000	272,250
		445,938
Food/Beverage/Tobacco - 1.3%
Constellation Brands, Inc.:
7.25% 9/1/16	100,000	97,250
7.25% 5/15/17	250,000	242,500
8.375% 12/15/14	455,000	468,650
Dean Foods Co.:
6.9% 10/15/17	470,000	400,675
7% 6/1/16	400,000	350,000
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,145,000	1,084,888
Pierre Foods, Inc. 9.875% 7/15/12	535,000	278,200
Smithfield Foods, Inc. 7.75% 7/1/17	605,000	586,850
		3,509,013
Gaming - 6.8%
Harrah's Operating Co., Inc. 5.375% 12/15/13	110,000	72,325
Mandalay Resort Group 9.375% 2/15/10	1,095,000	1,121,006
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (b)	800,000	704,000
MGM Mirage, Inc.:
6.625% 7/15/15	2,010,000	1,733,625
6.75% 9/1/12	865,000	799,044
6.75% 4/1/13	125,000	113,750
6.875% 4/1/16	1,965,000	1,704,638
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
7.625% 1/15/17	$ 1,400,000	$ 1,270,500
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	220,000	200,750
7.125% 8/15/14	930,000	755,625
Park Place Entertainment Corp. 8.125% 5/15/11	730,000	607,725
Scientific Games Corp. 6.25% 12/15/12	370,000	342,250
Seminole Hard Rock Entertainment, Inc. 5.3% 3/15/14 (b)(c)	665,000	545,300
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,210,000	1,143,450
7.25% 5/1/12	945,000	893,025
Snoqualmie Entertainment Authority:
6.9363% 2/1/14 (b)(c)	750,000	611,250
9.125% 2/1/15 (b)	535,000	457,425
Station Casinos, Inc. 6.875% 3/1/16	385,000	227,150
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (a)	1,250,000	687,500
9% 1/15/12	2,920,000	2,160,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	820,000	788,225
6.625% 12/1/14 (b)	785,000	753,600
		17,692,963
Healthcare - 5.4%
Bausch & Lomb, Inc. 9.875% 11/1/15 (b)	210,000	212,625
Community Health Systems, Inc. 8.875% 7/15/15	355,000	356,775
HCA, Inc.:
6.5% 2/15/16	880,000	739,200
9.125% 11/15/14	1,425,000	1,460,625
9.25% 11/15/16	1,765,000	1,822,363
9.625% 11/15/16 pay-in-kind	155,000	160,038
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,080,000	1,063,800
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (b)	270,000	282,150
10.375% 10/15/17 pay-in-kind (b)	485,000	500,763
11.625% 10/15/17 (b)	425,000	420,750
Omega Healthcare Investors, Inc. 7% 4/1/14	1,700,000	1,632,000
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (b)	805,000	770,788
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Rural/Metro Corp. 9.875% 3/15/15	$ 295,000	$ 256,650
Service Corp. International 7.5% 4/1/27	1,790,000	1,521,500
United Surgical Partners International, Inc.:
8.875% 5/1/17	690,000	643,425
9.25% 5/1/17 pay-in-kind	880,000	803,000
Viant Holdings, Inc. 10.125% 7/15/17 (b)	1,244,000	1,007,640
VWR Funding, Inc. 10.25% 7/15/15	360,000	334,800
		13,988,892
Homebuilding/Real Estate - 1.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	100,000	90,750
8.125% 6/1/12	2,370,000	2,310,750
KB Home:
6.25% 6/15/15	245,000	217,131
6.375% 8/15/11	245,000	230,300
7.75% 2/1/10	245,000	238,875
		3,087,806
Hotels - 1.2%
Grupo Posadas SA de CV 8.75% 10/4/11 (b)	1,815,000	1,887,600
Host Marriott LP 7.125% 11/1/13	1,220,000	1,189,500
		3,077,100
Insurance - 0.1%
USI Holdings Corp.:
6.94% 11/15/14 (b)(c)	145,000	102,950
9.75% 5/15/15 (b)	145,000	108,750
		211,700
Leisure - 2.1%
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	65,000	60,783
7.5% 10/15/27	2,285,000	1,942,250
Town Sports International Holdings, Inc. 0% 2/1/14 (a)	1,629,000	1,474,245
Universal City Florida Holding Co. I/II:
7.9894% 5/1/10 (c)	1,700,000	1,653,250
8.375% 5/1/10	260,000	257,400
		5,387,928
Metals/Mining - 7.3%
Arch Western Finance LLC 6.75% 7/1/13	2,240,000	2,206,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Compass Minerals International, Inc. 0% 6/1/13 (a)	$ 6,345,000	$ 6,535,350
Drummond Co., Inc. 7.375% 2/15/16 (b)	1,915,000	1,742,650
FMG Finance Property Ltd.:
7.0756% 9/1/11 (b)(c)	1,030,000	986,225
10% 9/1/13 (b)	665,000	704,900
10.625% 9/1/16 (b)	75,000	83,438
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	900,000	947,250
8.3944% 4/1/15 (c)	1,745,000	1,718,825
Massey Energy Co.:
6.625% 11/15/10	85,000	84,575
6.875% 12/15/13	1,680,000	1,617,000
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (b)(c)	600,000	477,000
Peabody Energy Corp.:
7.375% 11/1/16	1,160,000	1,194,800
7.875% 11/1/26	745,000	737,550
		19,035,963
Paper - 1.1%
Georgia-Pacific Corp. 7% 1/15/15 (b)	1,830,000	1,733,925
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	945,000	812,700
Rock-Tenn Co. 9.25% 3/15/16 (b)	205,000	212,175
		2,758,800
Publishing/Printing - 0.6%
Scholastic Corp. 5% 4/15/13	950,000	802,750
The Reader's Digest Association, Inc. 9% 2/15/17 (b)	1,090,000	773,900
		1,576,650
Restaurants - 0.4%
Carrols Corp. 9% 1/15/13	835,000	751,500
Landry's Restaurants, Inc. 9.5% 12/15/14	345,000	336,375
		1,087,875
Services - 3.8%
ARAMARK Corp.:
6.7394% 2/1/15 (c)	390,000	344,175
8.5% 2/1/15	1,085,000	1,085,000
Ashtead Capital, Inc. 9% 8/15/16 (b)	900,000	742,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75% 5/15/16	1,280,000	1,041,434
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
FTI Consulting, Inc.:
7.625% 6/15/13	$ 1,585,000	$ 1,632,550
7.75% 10/1/16	1,165,000	1,205,775
Hertz Corp.:
8.875% 1/1/14	130,000	123,500
10.5% 1/1/16	95,000	89,300
Iron Mountain, Inc.:
6.625% 1/1/16	135,000	128,588
7.75% 1/15/15	195,000	195,975
8.625% 4/1/13	1,885,000	1,903,850
Penhall International Corp. 12% 8/1/14 (b)	120,000	96,000
Rural/Metro Corp. 0% 3/15/16 (a)	1,860,000	1,339,200
		9,927,847
Shipping - 6.7%
Britannia Bulk PLC 11% 12/1/11	460,000	469,200
Navios Maritime Holdings, Inc. 9.5% 12/15/14	2,090,000	2,048,200
Overseas Shipholding Group, Inc. 8.25% 3/15/13	105,000	106,050
Ship Finance International Ltd. 8.5% 12/15/13	9,465,000	9,606,960
Teekay Corp. 8.875% 7/15/11	4,970,000	5,243,350
		17,473,760
Steels - 1.0%
RathGibson, Inc. 11.25% 2/15/14	930,000	906,750
Steel Dynamics, Inc.:
6.75% 4/1/15	1,080,000	1,048,950
7.375% 11/1/12 (b)	690,000	696,038
		2,651,738
Super Retail - 2.9%
NBC Acquisition Corp. 11% 3/15/13	6,590,000	5,799,200
Nebraska Book Co., Inc. 8.625% 3/15/12	1,115,000	997,925
Toys 'R' US, Inc. 7.625% 8/1/11	865,000	702,813
		7,499,938
Technology - 6.0%
Avago Technologies Finance Ltd. 10.125% 12/1/13	575,000	609,500
Celestica, Inc. 7.875% 7/1/11	880,000	860,200
First Data Corp. 9.875% 9/24/15 (b)	530,000	438,575
Flextronics International Ltd.:
6.25% 11/15/14	340,000	314,500
6.5% 5/15/13	75,000	71,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.:
6.675% 12/15/14 (c)	$ 960,000	$ 662,400
8.875% 12/15/14	870,000	680,775
9.125% 12/15/14 pay-in-kind	220,000	160,336
10.125% 12/15/16	475,000	320,625
IKON Office Solutions, Inc. 9.9263% 1/1/12 (b)(c)	575,000	552,000
Jabil Circuit, Inc. 8.25% 3/15/18 (b)	580,000	570,598
Lucent Technologies, Inc.:
6.45% 3/15/29	590,000	420,375
6.5% 1/15/28	2,150,000	1,531,875
Nortel Networks Corp.:
8.5075% 7/15/11 (c)	120,000	103,200
10.125% 7/15/13	200,000	183,500
NXP BV:
7.0075% 10/15/13 (c)	400,000	328,000
7.875% 10/15/14	75,000	68,438
Seagate Technology HDD Holdings 6.8% 10/1/16	620,000	592,100
Unisys Corp. 6.875% 3/15/10	315,000	296,100
Xerox Capital Trust I 8% 2/1/27	7,005,000	6,899,925
		15,664,647
Telecommunications - 5.7%
Cincinnati Bell, Inc. 8.375% 1/15/14	775,000	718,813
Digicel Group Ltd.:
8.875% 1/15/15 (b)	1,115,000	928,238
9.25% 9/1/12 (b)	490,000	486,325
Intelsat Ltd.:
6.5% 11/1/13	195,000	126,750
7.625% 4/15/12	390,000	292,500
9.25% 6/15/16	310,000	313,100
11.25% 6/15/16	3,260,000	3,308,900
Level 3 Financing, Inc.:
8.75% 2/15/17	485,000	364,963
9.25% 11/1/14	915,000	743,438
Mobile Telesystems Finance SA 8% 1/28/12 (b)	1,303,000	1,329,060
Nextel Communications, Inc.:
6.875% 10/31/13	195,000	154,050
7.375% 8/1/15	505,000	388,850
Orascom Telecom Finance SCA 7.875% 2/8/14 (b)	1,260,000	1,178,100
PanAmSat Corp. 9% 8/15/14	115,000	116,150
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Corp.:
6.05% 6/15/13 (c)	$ 1,760,000	$ 1,575,200
7.625% 6/15/15	485,000	460,750
Rural Cellular Corp. 6.0756% 6/1/13 (c)	670,000	670,000
Sprint Capital Corp. 6.875% 11/15/28	245,000	182,525
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	430,000	434,300
U.S. West Communications:
6.875% 9/15/33	260,000	208,000
7.5% 6/15/23	995,000	865,650
		14,845,662
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 8.2038% 12/15/14 (b)(c)	880,000	783,200
Levi Strauss & Co. 9.75% 1/15/15	540,000	534,600
		1,317,800
TOTAL NONCONVERTIBLE BONDS		222,822,286
TOTAL CORPORATE BONDS (Cost $237,194,288)		224,878,788
Commercial Mortgage Securities - 0.2%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 3.07% 8/1/24 (b)(c) (Cost $634,907)	692,599	572,779
Common Stocks - 0.4%
	Shares
Textiles & Apparel - 0.4%
Arena Brands Holding Corp. Class B (d) (Cost $5,834,134)	144,445	910,004
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.3%
Electric Utilities - 0.1%
AES Trust III 6.75%	6,600	307,890
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Energy - 0.2%
El Paso Corp. 4.99%	436	595,905
TOTAL CONVERTIBLE PREFERRED STOCKS		903,795
Nonconvertible Preferred Stocks - 0.8%
Telecommunications - 0.8%
Rural Cellular Corp. 12.25% pay-in-kind	1,665	$ 2,081,250
TOTAL PREFERRED STOCKS (Cost $2,806,157)		2,985,045
Floating Rate Loans (e) - 8.3%
	Principal Amount
Air Transportation - 0.7%
United Air Lines, Inc. Tranche B, term loan 4.6875% 2/1/14 (c)	$ 2,407,311	1,877,703
Broadcasting - 0.6%
Univision Communications, Inc.:
Tranche 1LN, term loan 5.48% 9/29/14 (c)	1,836,242	1,441,450
Tranche DD 1LN, term loan 9/29/14 (f)	63,758	50,050
		1,491,500
Cable TV - 1.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.26% 3/6/14 (c)	1,705,725	1,441,338
CSC Holdings, Inc. Tranche B, term loan 4.75% 3/31/13 (c)	2,949,602	2,765,252
Insight Midwest Holdings LLC Tranche B, term loan 6.73% 4/6/14 (c)	200,000	182,000
		4,388,590
Electric Utilities - 1.3%
Ashmore Energy International:
Revolving Credit-Linked Deposit 5.5963% 3/30/12 (c)	292,376	248,519
term loan 5.6963% 3/30/14 (c)	2,156,118	1,832,700
NRG Energy, Inc.:
term loan 6.58% 2/1/13 (c)	990,910	926,501
4.35% 2/1/13 (c)	483,956	452,499
		3,460,219
Floating Rate Loans (e) - continued
	Principal Amount	Value
Energy - 0.8%
SandRidge Energy, Inc. term loan:
8.3538% 4/1/14 (c)	300,000	277,500
8.625% 4/1/15 (c)	1,880,000	1,856,500
		2,134,000
Entertainment/Film - 0.2%
Zuffa LLC term loan 4.625% 6/19/15 (c)	1,081,974	627,545
Gaming - 0.3%
Fantasy Springs Resort Casino term loan 9.44% 8/6/12 (c)	$ 730,000	$ 642,400
Healthcare - 0.8%
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (c)	1,151,920	1,059,767
Tranche DD, term loan 7/25/14 (f)	58,933	54,218
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 5.47% 3/31/12 (c)	155,000	144,150
HCA, Inc. Tranche B, term loan 4.9463% 11/17/13 (c)	463,826	426,720
PTS Acquisition Corp. term loan 4.95% 4/10/14 (c)	468,819	386,776
		2,071,631
Paper - 0.5%
Georgia-Pacific Corp. Tranche B1, term loan 4.7518% 12/23/12 (c)	1,307,116	1,212,350
Services - 0.3%
Penhall International Corp. term loan 12.6425% 4/1/12 pay-in-kind (c)	999,602	779,690
Technology - 0.4%
Kronos, Inc.:
Tranche 1LN, term loan 4.9463% 6/11/14 (c)	739,018	591,214
Tranche 2LN, term loan 8.4463% 6/11/15 (c)	730,000	511,000
		1,102,214
Telecommunications - 0.3%
PanAmSat Corp. term loan 9.25% 8/15/14	710,000	639,646
Textiles & Apparel - 0.4%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.8908% 9/5/13 (c)	265,000	255,063
Levi Strauss & Co. term loan 5.33% 4/4/14 (c)	1,040,000	826,800
		1,081,863
TOTAL FLOATING RATE LOANS (Cost $24,837,857)		21,509,351
Cash Equivalents - 2.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.75%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $7,576,000)	$ 7,576,579	$ 7,576,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $278,883,343)		258,431,967
NET OTHER ASSETS - 0.6%		1,598,579
NET ASSETS - 100%		$ 260,030,546
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,364,121 or 16.7% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $910,004 or 0.4% of net assets.

Additional information on each holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $122,691 and $104,268, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,576,000 due 4/01/08 at 2.75%
BNP Paribas Securities Corp.	$ 714,929
Banc of America Securities LLC	935,471
Barclays Capital, Inc.	5,484,528
Deutsche Bank Securities, Inc.	441,072
$ 7,576,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.4%
Bermuda	5.8%
Canada	3.1%
Marshall Islands	2.8%
Luxembourg	1.0%
Others (individually less than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $7,576,000) - See accompanying schedule: Unaffiliated issuers (cost $278,883,343)		$ 258,431,967
Cash		272,977
Receivable for investments sold		349,954
Dividends receivable		5,439
Interest receivable		5,245,073
Total assets		264,305,410

Liabilities
Payable for investments purchased	$ 2,421,341
Distributions payable	1,849,303
Other payables and accrued expenses	4,220
Total liabilities		4,274,864

Net Assets		$ 260,030,546
Net Assets consist of:
Paid in capital		$ 280,481,922
Net unrealized appreciation (depreciation) on investments		(20,451,376)
Net Assets, for 2,801,906 shares outstanding		$ 260,030,546
Net Asset Value, offering price and redemption price per share ($260,030,546 ÷ 2,801,906 shares)		$ 92.80

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 22,016
Interest (including $67,037 from affiliated interfund lending)		11,310,031
Total income		11,332,047

Expenses
Custodian fees and expenses	$ 2,559
Independent directors' compensation	554
Total expenses before reductions	3,113
Expense reductions	(3,113)	-
Net investment income		11,332,047
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,268,712)
Change in net unrealized appreciation (depreciation) on investment securities		(12,580,479)
Net gain (loss)		(15,849,191)
Net increase (decrease) in net assets resulting from operations		$ (4,517,144)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,332,047	$ 39,445,688
Net realized gain (loss)	(3,268,712)	16,883,844
Change in net unrealized appreciation (depreciation)	(12,580,479)	(7,411,023)
Net increase (decrease) in net assets resulting from operations	(4,517,144)	48,918,509
Distributions to partners from net investment income	(11,079,942)	(38,255,766)
Affiliated share transactions Proceeds from sales of shares	9,496,128	68,944,003
Cost of shares redeemed	(31,288,918)	(370,349,079)
Net increase (decrease) in net assets resulting from share transactions	(21,792,790)	(301,405,076)
Total increase (decrease) in net assets	(37,389,876)	(290,742,333)

Net Assets
Beginning of period	297,420,422	588,162,755
End of period	$ 260,030,546	$ 297,420,422
Other Information Shares
Sold	100,646	683,918
Redeemed	(318,317)	(3,650,698)
Net increase (decrease)	(217,671)	(2,966,780)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 98.50	$ 98.25	$ 97.30	$ 100.00
Income from Investment Operations
Net investment income D	4.053	8.377	7.858	6.548
Net realized and unrealized gain (loss)	(5.792)	(.027) F	.757	(2.855)
Total from investment operations	(1.739)	8.350	8.615	3.693
Distributions to partners from net investment income	(3.961)	(8.100)	(7.665)	(6.393)
Net asset value, end of period	$ 92.80	$ 98.50	$ 98.25	$ 97.30
Total Return B,C	(1.80)%	8.70%	9.23%	3.83%
Ratios to Average Net Assets H
Expenses before reductions	-% A,E	-% E	.01%	.01% A
Expenses net of fee waivers, if any	-% A,E	-% E	.01%	.01% A
Expenses net of all reductions	-% A,E	-% E	.01%	.01% A
Net investment income	8.47% A	8.36%	8.07%	7.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 260,031	$ 297,420	$ 588,163	$ 1,048,098
Portfolio turnover rate	45% A	62%	57%	113% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period November 12, 2004 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity High Income Central Fund 1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount,and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,295,479
Unrealized depreciation	(22,433,218)
Net unrealized appreciation (depreciation)	$ (20,137,739)
Cost for federal income tax purposes	$ 278,569,706

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $57,830,890 and $76,468,208, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the Independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 6,715,172	4.13%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $554. In addition,through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $2,559.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all outstanding shares of the Fund.

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Fidelity® International Equity
Central Fund

Semiannual Report

March 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

INTCEN-SANN-0508
1.859211.100

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 10, 2007 to March 31, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value	Ending Account Value March 31, 2008	Expenses Paid During Period
Actual	$ 1,000.00	$ 857.80	$ .06 A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.90	$ .10 B

A Actual expenses are equal to the Fund's annualized expense ratio of .0213%; multiplied by the average account value over the period, multiplied by 113/366 (to reflect the period December 10, 2007 to March 31, 2008).

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .0213%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)
As of March 31, 2008
United Kingdom 15.8%
France 13.9%
Germany 13.3%
Japan 11.9%
Switzerland 10.0%
Australia 5.6%
Norway 3.6%
Spain 3.4%
Italy 3.3%
Other 19.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
% of fund's net assets
Stocks	99.1
Short-Term Investments and Net Other Assets	0.9
Top Ten Stocks as of March 31, 2008
% of fund's net assets
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.3
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	2.2
Telefonica SA (Spain, Diversified Telecommunication Services)	2.1
Alstom SA (France, Electrical Equipment)	2.1
Nestle SA (Reg.) (Switzerland, Food Products)	2.1
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.9
Nokia Corp. (Finland, Communications Equipment)	1.8
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.7
Siemens AG (Reg.) (Germany, Industrial Conglomerates)	1.7
E.ON AG (Germany, Electric Utilities)	1.6
19.5
Market Sectors as of March 31, 2008
% of fund's net assets
Financials	25.4
Industrials	12.6
Materials	11.0
Consumer Discretionary	9.5
Consumer Staples	9.2
Energy	8.2
Health Care	7.1
Telecommunication Services	6.0
Information Technology	5.2
Utilities	4.9

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 5.6%
AMP Ltd.	785,668	$ 5,637,398
Aristocrat Leisure Ltd. (d)	121,804	1,068,815
Babcock & Brown Ltd. (d)	560,977	7,547,842
Commonwealth Bank of Australia	144,775	5,532,784
CSL Ltd.	341,387	11,517,573
Macquarie Group Ltd. (d)	183,713	8,869,686
Rio Tinto Ltd.	24,567	2,750,795
WorleyParsons Ltd.	52	1,591
TOTAL AUSTRALIA		42,926,484
Austria - 0.5%
Raiffeisen International Bank Holding AG	28,000	3,816,739
Bermuda - 0.2%
Ports Design Ltd.	544,000	1,537,750
Brazil - 0.8%
Uniao de Bancos Brasileiros SA (Unibanco) unit	504,100	5,868,910
Canada - 2.0%
Canadian Western Bank, Edmonton	139,800	3,507,937
EnCana Corp.	52,700	4,014,358
First Quantum Minerals Ltd.	13,300	1,078,406
Harry Winston Diamond Corp.	97,400	2,333,008
Open Text Corp. (a)	30,200	955,480
Petrobank Energy & Resources Ltd. (a)	23,300	1,059,916
Talisman Energy, Inc.	125,100	2,219,044
TOTAL CANADA		15,168,149
Cayman Islands - 0.2%
Subsea 7, Inc. (a)(d)	84,000	1,896,795
China - 0.7%
China Construction Bank Corp. (H Shares)	6,871,000	5,129,325
Cyprus - 0.7%
Marfin Popular Bank Public Co.	682,100	5,556,097
Finland - 2.0%
Nokia Corp.	439,800	13,998,834
Outotec Oyj (d)	28,700	1,526,806
TOTAL FINLAND		15,525,640
France - 13.9%
Accor SA	57,500	4,198,997
Alcatel-Lucent SA	313,500	1,805,760
Alstom SA	72,900	15,802,777
Common Stocks - continued
	Shares	Value
France - continued
AXA SA	147,300	$ 5,319,003
BNP Paribas SA	82,800	8,350,939
Cap Gemini SA	34,200	1,947,351
Compagnie Generale de Geophysique SA (a)	10,300	2,563,811
Electricite de France	37,800	3,288,473
Eutelsat Communications	102,200	2,791,059
Groupe Danone	63,700	5,695,538
L'Oreal SA	34,400	4,368,201
LVMH Moet Hennessy - Louis Vuitton	60,600	6,744,253
Pinault Printemps-Redoute SA	13,800	2,044,492
Remy Cointreau SA	95,000	6,388,594
Renault SA	40,900	4,525,988
Suez SA (France)	77,500	5,085,736
Total SA Series B	179,300	13,269,993
Vinci SA	97,900	7,076,613
Vivendi	127,496	4,981,313
TOTAL FRANCE		106,248,891
Germany - 13.3%
Adidas-Salomon AG	12,100	804,346
Allianz AG (Reg.)	44,600	8,768,360
Bayer AG	87,900	7,043,404
Commerzbank AG	106,700	3,335,045
Continental AG	31,800	3,242,384
Daimler AG (Reg.)	84,400	7,220,420
E.ON AG	67,500	12,494,698
Infineon Technologies AG (a)	181,400	1,273,428
IVG Immobilien AG	156,000	4,363,756
Lanxess AG	40,500	1,625,824
Linde AG	51,800	7,317,730
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	58,400	11,420,527
Q-Cells AG (a)(d)	44,000	4,366,155
RWE AG	47,900	5,887,379
SAP AG	89,600	4,441,472
Siemens AG (Reg.)	120,300	13,105,482
SolarWorld AG	33,800	1,609,771
Wacker Chemie AG	16,200	3,318,905
TOTAL GERMANY		101,639,086
Greece - 0.6%
Public Power Corp. of Greece	106,500	4,656,949
Common Stocks - continued
	Shares	Value
Hong Kong - 2.6%
Cheung Kong Holdings Ltd.	493,000	$ 6,999,602
Esprit Holdings Ltd.	380,900	4,571,113
Li & Fung Ltd.	858,000	3,180,513
Sino Land Co.	2,428,000	5,241,096
TOTAL HONG KONG		19,992,324
India - 0.8%
Satyam Computer Services Ltd.	620,000	6,138,821
Ireland - 0.5%
CRH PLC	99,900	3,797,468
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	51,100	2,360,309
Italy - 3.3%
A2A SpA	507,600	1,865,420
ENI SpA	46,700	1,590,369
Fiat SpA	177,500	4,101,590
Finmeccanica SpA	90,000	3,060,274
Intesa Sanpaolo SpA	1,747,000	12,313,640
Saipem SpA	58,100	2,348,864
TOTAL ITALY		25,280,157
Japan - 11.9%
Asics Corp.	349,000	4,054,221
East Japan Railway Co.	500	4,169,078
Honda Motor Co. Ltd.	84,200	2,425,802
Inpex Holdings, Inc.	264	2,983,940
Japan Tobacco, Inc.	969	4,847,175
KDDI Corp.	239	1,469,985
Kenedix Realty Investment Corp.	590	3,579,602
Mitsubishi Corp.	130,900	4,004,819
Mitsubishi UFJ Financial Group, Inc.	1,204,600	10,480,020
Mitsui & Co. Ltd.	153,000	3,139,497
Nippon Telegraph & Telephone Corp.	646	2,801,056
Nomura Holdings, Inc.	427,600	6,426,828
NTT DoCoMo, Inc.	1,562	2,382,050
Shiseido Co. Ltd.	200,000	5,324,667
Sumitomo Mitsui Financial Group, Inc.	2,132	14,161,773
Sysmex Corp.	53,000	1,927,155
Takeda Pharmaceutical Co. Ltd.	106,000	5,321,155
Common Stocks - continued
	Shares	Value
Japan - continued
Tokuyama Corp. (d)	244,000	$ 1,791,816
Toyota Motor Corp.	184,800	9,322,236
TOTAL JAPAN		90,612,875
Luxembourg - 1.3%
ArcelorMittal SA (France)	79,400	6,503,936
SES SA (A Shares) FDR unit	146,172	3,115,086
TOTAL LUXEMBOURG		9,619,022
Netherlands - 2.2%
ERIKS Group NV (Certificaten Van Aandelen) unit	23,600	1,710,003
Fugro NV (Certificaten Van Aandelen) unit	32,900	2,554,729
Heineken NV (Bearer)	108,400	6,295,514
Koninklijke Ahold NV	202,900	3,010,801
Koninklijke KPN NV	210,700	3,558,938
TOTAL NETHERLANDS		17,129,985
Norway - 3.6%
Aker Kvaerner ASA	160,950	3,665,999
DnB Nor ASA	526,800	7,995,924
Orkla ASA (A Shares)	156,900	1,987,129
Petroleum Geo-Services ASA	253,450	6,270,558
Pronova BioPharma ASA	513,900	1,397,564
Renewable Energy Corp. AS (a)(d)	217,200	6,056,079
TOTAL NORWAY		27,373,253
Papua New Guinea - 0.4%
Lihir Gold Ltd. (a)	937,131	3,075,139
Portugal - 0.2%
Portugal Telecom SGPS SA (Reg.)	107,500	1,248,988
South Africa - 0.7%
African Rainbow Minerals Ltd.	90,800	2,519,193
Impala Platinum Holdings Ltd.	80,900	3,122,243
TOTAL SOUTH AFRICA		5,641,436
Spain - 3.4%
Abertis Infraestructuras SA	82,600	2,691,298
Grupo Acciona SA	24,600	6,588,113
Telefonica SA	567,400	16,361,925
TOTAL SPAIN		25,641,336
Common Stocks - continued
	Shares	Value
Sweden - 0.7%
H&M Hennes & Mauritz AB (B Shares)	28,000	$ 1,719,844
Telefonaktiebolaget LM Ericsson (B Shares)	1,804,000	3,544,860
TOTAL SWEDEN		5,264,704
Switzerland - 10.0%
ABB Ltd. (Reg.)	257,704	6,917,775
Givaudan AG	1,700	1,681,770
Holcim Ltd. (Reg.)	31,130	3,269,253
Julius Baer Holding AG	95,119	7,010,734
Nestle SA (Reg.)	31,105	15,542,321
Novartis AG (Reg.)	48,549	2,487,165
Roche Holding AG (participation certificate)	65,136	12,257,885
Sonova Holding AG	61,728	5,662,207
Sulzer AG (Reg.)	2,565	3,391,074
Syngenta AG (Switzerland)	24,024	7,028,221
Zurich Financial Services AG (Reg.)	33,927	10,683,854
TOTAL SWITZERLAND		75,932,259
United Kingdom - 15.8%
Anglo American PLC (United Kingdom)	105,200	6,320,741
Autonomy Corp. PLC (a)	92,700	1,689,489
BAE Systems PLC	516,200	4,970,269
BG Group PLC	137,800	3,190,924
BHP Billiton PLC	410,700	12,183,226
British American Tobacco PLC	177,600	6,727,488
Diageo PLC	70,100	1,425,133
easyJet PLC (a)	350,200	2,579,758
GlaxoSmithKline PLC	170,600	3,619,279
HSBC Holdings PLC (Hong Kong) (Reg.)	251,600	4,141,336
Informa PLC	346,300	2,152,484
Misys PLC	1,343,700	3,692,738
National Grid PLC	297,900	4,087,512
Reckitt Benckiser Group PLC	58,000	3,212,064
Rio Tinto PLC (Reg.)	73,800	7,598,448
Royal Dutch Shell PLC Class A (United Kingdom)	490,615	16,909,744
Standard Chartered PLC (United Kingdom)	322,900	11,033,101
Tesco PLC	960,100	7,220,247
Vodafone Group PLC	5,907,200	17,432,151
TOTAL UNITED KINGDOM		120,186,132
United States of America - 0.9%
Becton, Dickinson & Co.	37,900	3,253,715
Common Stocks - continued
	Shares	Value
United States of America - continued
Pfizer, Inc.	93,000	$ 1,946,490
ResMed, Inc. (a)	40,200	1,695,636
TOTAL UNITED STATES OF AMERICA		6,895,841
TOTAL COMMON STOCKS (Cost $864,118,371)		756,160,864
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 2.69% (b)	4,061,917	4,061,917
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	26,250,690	26,250,690
TOTAL MONEY MARKET FUNDS (Cost $30,312,607)		30,312,607
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $1,043,000)	$ 1,043,042	1,043,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $895,473,978)		787,516,471
NET OTHER ASSETS - (3.2)%		(24,571,796)
NET ASSETS - 100%		$ 762,944,675
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,043,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 713,829
Barclays Capital, Inc.	2,429
Lehman Brothers, Inc.	326,742
$ 1,043,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 217,704
Fidelity Securities Lending Cash Central Fund	103,239
Total	$ 320,943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,135,893 and repurchase agreements of $1,043,000) - See accompanying schedule: Unaffiliated issuers (cost $865,161,371)	$ 757,203,864
Fidelity Central Funds (cost $30,312,607)	30,312,607
Total Investments (cost $895,473,978)		$ 787,516,471
Foreign currency held at value (cost $1,065)		971
Receivable for investments sold		11,173,127
Dividends receivable		2,314,536
Distributions receivable from Fidelity Central Funds		73,007
Total assets		801,078,112

Liabilities
Payable to custodian bank	$ 316,118
Payable for investments purchased	11,539,818
Other payables and accrued expenses	26,811
Collateral on securities loaned, at value	26,250,690
Total liabilities		38,133,437

Net Assets		$ 762,944,675
Net Assets consist of:
Paid in capital		$ 870,909,620
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(107,964,945)
Net Assets, for 8,945,951 shares outstanding		$ 762,944,675
Net Asset Value, offering price and redemption price per share ($762,944,675 ÷ 8,945,951 shares)		$ 85.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		For the period December 10, 2007 (commencement of operations) to March 31, 2008 (Unaudited)

Investment Income
Dividends		$ 4,171,409
Interest		190,863
Income from Fidelity Central Funds		320,943
Total income		4,683,215

Expenses
Custodian fees and expenses	$ 53,626
Independent directors' compensation	788
Total expenses before reductions	54,414
Expense reductions	(1,108)	53,306
Net investment income (loss)		4,629,909
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(19,560,211)
Foreign currency transactions	503,356
Total net realized gain (loss)		(19,056,855)
Change in net unrealized appreciation (depreciation) on: Investment securities	(107,957,507)
Assets and liabilities in foreign currencies	(7,438)
Total change in net unrealized appreciation (depreciation)		(107,964,945)
Net gain (loss)		(127,021,800)
Net increase (decrease) in net assets resulting from operations		$ (122,391,891)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period December 10, 2007 (commencement of operations) to March 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,629,909
Net realized gain (loss)	(19,056,855)
Change in net unrealized appreciation (depreciation)	(107,964,945)
Net increase (decrease) in net assets resulting from operations	(122,391,891)
Distributions to partners from net investment income	(4,471,788)
Affiliated share transactions Proceeds from sales of shares	889,808,354
Total increase (decrease) in net assets	762,944,675

Net Assets
Beginning of period	-
End of period	$ 762,944,675
Other Information Shares
Sold	8,945,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended March 31, 2008G (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.52
Net realized and unrealized gain (loss)	(14.74)
Total from investment operations	(14.22)
Distributions to partners from net investment income	(.50)
Net asset value, end of period	$ 85.28
Total Return B, C, D	(14.22)%
Ratios to Average Net Assets E, H
Expenses before reductions	.02% A
Expenses net of fee waivers, if any	.02% A
Expenses net of all reductions	.02% A
Net investment income (loss)	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 762,945
Portfolio turnover rate F	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 10, 2007 (commencement of operations) to March 31, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are recorded on the ex-dividend date. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,811,905
Unrealized depreciation	(117,946,623)
Net unrealized appreciation (depreciation)	$ (108,134,718)
Cost for federal income tax purposes	$ 895,651,189

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements. The Fund will adopt the provisions of SFAS 157 effective for its fiscal year beginning October 1, 2008.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,004,679,768 and $121,001,184, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $489 for the period.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $103,239.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $788.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $320.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Equity Central Fund

On November 15, 2007, the Board of Directors, including the Independent Directors (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio managers and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Administrative Services. The Board considered the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute and relative investment performance. The Board noted that the fund is designed as an investment option for other investment companies managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses).

Based on its review, the Board concluded that the fund's net management fee and projected total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of Advisory Contracts because the fund pays no advisory fees and FMR bears all other expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information on the benefits of pooled investments such as the fund. The Board received information explaining that the fund is a centralized vehicle for the management of securities on a pooled basis and that it is expected to improve portfolio management efficiency for those Fidelity funds that invest in it. The Board noted that those Fidelity funds investing in the fund will benefit because combining subportfolios into one centralized fund, such as the fund, should reduce the effect of cash flows overall, potentially reducing portfolio transaction costs for the investing funds. The Board also noted that, for investing funds with smaller subportfolios, the fund can provide better diversification for the investing funds by taking advantage of the larger asset base in a centralized fund.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008